UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

                                                     Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

	SHARES	VALUE
COMMON STOCKS—97.9%
Energy—16.6%
Antero Midstream GP LP (United States)	53,080	$1,001
Cheniere Energy, Inc. (United States)(1)	26,505	1,728
Enbridge, Inc. (Canada)	47,263	1,687
Kinder Morgan, Inc. (United States)	133,585	2,360
ONEOK, Inc. (United States)	27,280	1,905
Pembina Pipeline Corp. (Canada)	60,950	2,111
Targa Resources Corp. (United States)	18,930	937
TransCanada Corp. (Canada)	62,940	2,719
Williams Cos., Inc. (The) (United States)	64,925	1,760

		16,208

Industrials—28.8%
Aena SME SA (Spain)(2)	22,055	3,993
Atlantia SpA (Italy)	168,746	4,975
CSX Corp. (United States)	39,660	2,530
East Japan Railway Co. (Japan)	16,190	1,552
Flughafen Zuerich AG Registered Shares (Switzerland)	8,275	1,684
Norfolk Southern Corp. (United States)	12,185	1,838
Sydney Airport (Australia)	368,170	1,951
Transurban Group (Australia)	621,260	5,503
Union Pacific Corp. (United States)	16,140	2,287
Vinci SA (France)	19,025	1,826

		28,139

Real Estate—9.0%
American Tower Corp. (United States)	33,865	4,882
Crown Castle International Corp. (United States)	36,515	3,937

		8,819

Telecommunication Services—1.6%
Cellnex Telecom SA (Spain)(2)	61,385	1,543

Utilities—41.9%
American Electric Power Co., Inc. (United States)	42,075	2,914
American Water Works Co., Inc. (United States)	22,180	1,894
Atmos Energy Corp. (United States)	21,250	1,915
CMS Energy Corp. (United States)	33,280	1,573
Dominion Energy, Inc. (United States)	38,710	2,639
DTE Energy Co. (United States)	21,130	2,190
Emera, Inc. (Canada)	40,850	1,330
Enel SpA (Italy)	200,280	1,110
Engie SA (France)	69,865	1,069

	SHARES	VALUE
Utilities—(continued)
Evergy, Inc. (United States)	33,289	$1,869
Fortis, Inc. (Canada)	49,470	1,581
Iberdrola SA (Spain)	183,310	1,414
National Grid plc (United Kingdom)	88,865	982
NextEra Energy, Inc. (United States)	34,130	5,701
NiSource, Inc. (United States)	56,425	1,483
ONE Gas, Inc. (United States)	12,990	971
Orsted A/S (Denmark)(2)	24,605	1,487
Public Service Enterprise Group, Inc. (United States)	37,160	2,012
Sempra Energy (United States)	30,025	3,486
Spire, Inc. (United States)	13,835	977
Xcel Energy, Inc. (United States)	49,900	2,279

		40,876

TOTAL COMMON STOCKS (Identified Cost $83,516)		95,585

TOTAL LONG-TERM INVESTMENTS—97.9% (Identified Cost $83,516)		95,585

SHORT-TERM INVESTMENT—3.0%
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(3)	2,887,674	2,888

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,888)		2,888

TOTAL INVESTMENTS—100.9% (Identified Cost $86,404)		98,473
Other assets and liabilities, net—(0.9)%		(831)

NET ASSETS—100.0%		$97,642

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $7,023 or 7.2% of net assets.

(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United States	61%
Canada	10
Australia	7
Spain	7
Italy	6
France	3
Switzerland	2
Other	4

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$95,585	$75,503	$20,082
Short-Term Investment	2,888	2,888	—

Total Investments	$98,473	$78,391	$20,082

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Fund with an end of period value of $17,486 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.4%
Australia—4.4%
Dexus Property Group	289,339	$2,079
GPT Group (The) - In Specie(1)(3)	13,566	—	(5)
National Storage REIT	2,775,000	3,378
Scentre Group	651,389	2,117

		7,574

Canada—2.0%
Allied Properties Real Estate Investment Trust	52,585	1,674
RioCan Real Estate Investment Trust	92,162	1,693

		3,367

France—1.1%
Klepierre SA	52,180	1,960

Germany—5.9%
ADO Properties SA(2)	38,042	2,068
TLG Immobilien AG	97,300	2,592
Vonovia SE	116,419	5,533

		10,193

Hong Kong—8.0%
Link REIT	423,504	3,868
Swire Properties Ltd.	1,311,000	4,846
Wharf Real Estate Investment Co., Ltd.	720,000	5,125

		13,839

India—1.3%
Ascendas India Trust	3,001,800	2,225

Ireland—2.1%
Green REIT plc	1,048,723	1,811
Irish Residential Properties REIT plc	1,074,000	1,731

		3,542

Japan—8.1%
GLP J-REIT	1,432	1,521
Hulic Co., Ltd.	191,900	2,050
Invesco Office J-REIT, Inc.	16,300	2,258
Invincible Investment Corp.	5,650	2,547
Kenedix Office Investment Corp.	347	2,156
Kenedix Retail REIT Corp.	759	1,678
Mitsui Fudosan Logistics Park, Inc.	580	1,773

		13,983

	SHARES	VALUE
Mexico—0.7%
Prologis Property Mexico SA de CV	678,800	$1,245

Netherlands—1.0%
Unibail-Rodamco-Westfield(1)	7,778	1,713

Norway—1.6%
Entra ASA(2)	194,500	2,651

Singapore—0.9%
Mapletree Industrial Trust	1,130,500	1,601

Sweden—1.2%
Castellum AB	129,510	2,095

United Kingdom—7.7%
Derwent London plc	60,410	2,471
Empiric Student Property plc	267,312	313
Safestore Holdings plc	298,557	2,159
Segro plc	193,928	1,708
UNITE Group plc (The)	407,900	4,629
Workspace Group plc	139,800	1,987

		13,267

United States—51.4%
Alexandria Real Estate Equities, Inc.	27,365	3,453
American Homes 4 Rent Class A	135,250	3,000
Apartment Investment & Management Co. Class A	51,800	2,191
AvalonBay Communities, Inc.	23,465	4,033
Brixmor Property Group, Inc.	118,533	2,066
Cousins Properties, Inc.	223,400	2,165
CubeSmart	105,675	3,405
CyrusOne, Inc.	59,600	3,478
DCT Industrial Trust, Inc.	51,498	3,436
Digital Realty Trust, Inc.	48,400	5,400
Douglas Emmett, Inc.	52,695	2,117
Duke Realty Corp.	146,331	4,248
Equinix, Inc.	7,800	3,353
Equity Residential	33,615	2,141
Essex Property Trust, Inc.	10,727	2,564
Extra Space Storage, Inc.	33,645	3,358
Healthcare Trust of America, Inc. Class A	124,500	3,357
Highwoods Properties, Inc.	50,506	2,562
Host Hotels & Resorts, Inc.	173,208	3,649
Kilroy Realty Corp.	27,922	2,112

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
Mid-America Apartment Communities, Inc.	29,700	$2,990
Paramount Group, Inc.	158,440	2,440
Prologis, Inc.	65,898	4,329
Regency Centers Corp.	50,950	3,163
RLJ Lodging Trust	92,550	2,041
Simon Property Group, Inc.	29,131	4,958
Sun Communities, Inc.	47,850	4,684
Vornado Realty Trust	24,170	1,787

		88,480

TOTAL COMMON STOCKS (Identified Cost $144,648)		167,735

TOTAL LONG-TERM INVESTMENTS—97.4% (Identified Cost $144,648)		167,735

SHORT-TERM INVESTMENT—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(4)	3,316,335	3,316

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,316)		3,316

TOTAL INVESTMENTS—99.3% (Identified Cost $147,964)		171,051
Other assets and liabilities, net—0.7%		1,206

NET ASSETS—100.0%		$172,257

Abbreviation:

REIT     Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $4,719 or 2.7% of net assets.

(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Amount is less than $500.

See Notes to Schedules of Investments

2

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United States	54%
Japan	8
Hong Kong	8
United Kingdom	8
Germany	6
Australia	4
Ireland	2
Other	10

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$167,735	$135,759	$31,976	—	(1) *
Short-Term Investment	3,316	3,316	—	—

Total Investments	$171,051	$139,075	$31,976	—	(1) *

(1)	Amount is less than $500
*	Includes internally fair valued security.

Securities held by the Fund with an end of period value of $27,866 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.9%
Australia—8.4%
Dexus Property Group	164,518	$1,182
GPT Group (The)—In Specie(1)(5)	588,920	—	(4)
National Storage REIT	1,093,000	1,331
Scentre Group	388,171	1,261

		3,774

Canada—5.6%
Allied Properties Real Estate Investment Trust	30,065	957
First Capital Realty, Inc.	34,205	537
RioCan Real Estate Investment Trust	54,150	995

		2,489

France—4.4%
Klepierre SA	28,331	1,064
Mercialys SA	51,300	893

		1,957

Germany—10.9%
ADO Properties SA(2)	13,822	751
Deutsche Wohnen SE	15,875	767
TLG Immobilien AG	38,300	1,020
Vonovia SE	49,474	2,352

		4,890

Hong Kong—14.9%
Hysan Development Co., Ltd.	168,000	938
Link REIT	218,441	1,995
Swire Properties Ltd.	515,000	1,904
Wharf Real Estate Investment Co., Ltd.	258,000	1,836

		6,673

India—1.4%
Ascendas India Trust	831,100	616

Ireland—3.7%
Green REIT plc	512,542	885
Irish Residential Properties REIT plc	487,000	785

		1,670

Japan—18.7%
GLP J-REIT	700	744
Hulic Co., Ltd.	127,500	1,362
Invesco Office J-REIT, Inc.	6,700	928
Invincible Investment Corp.	2,402	1,083

	SHARES	VALUE
Japan—(continued)
Japan Real Estate Investment Corp.	145	$768
Kenedix Office Investment Corp.	200	1,243
Kenedix Retail REIT Corp.	354	782
LaSalle Logiport REIT	330	327
Mitsui Fudosan Logistics Park, Inc.	249	761
Nippon Building Fund, Inc.	69	398

		8,396

Mexico—1.6%
Prologis Property Mexico SA de CV	382,000	700

Netherlands—4.5%
Unibail-Rodamco-Westfield	9,175	2,020

Norway—2.2%
Entra ASA(2)	74,000	1,009

Singapore—1.7%
Mapletree Industrial Trust	526,400	746

Spain—1.5%
Hispania Activos Inmobiliarios SOCIMI SA	31,027	659

Sweden—2.4%
Castellum AB	65,699	1,063

United Kingdom—13.0%
Derwent London plc	24,246	992
Empiric Student Property plc	213,850	250
Safestore Holdings plc	170,376	1,232
Segro plc	131,368	1,157
UNITE Group plc (The)	117,700	1,335
Workspace Group plc	62,100	883

		5,849

TOTAL COMMON STOCKS (Identified Cost $36,504)		42,511

TOTAL LONG-TERM INVESTMENTS—94.9% (Identified Cost $36,504)		42,511

SHORT-TERM INVESTMENT—5.3%
Money Market Mutual Fund—5.3%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(3)	2,380,892	2,381

See Notes to Schedules of Investments

1

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

VALUE
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,381)	$2,381

TOTAL INVESTMENTS—100.2% (Identified Cost $38,885)	44,892
Other assets and liabilities, net—(0.2)%	(70)

NET ASSETS—100.0%	$44,822

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $1,760 or 3.9% of net assets.

(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Amount is less than $500.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Directors. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

See Notes to Schedules of Investments

2

VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
Japan	19%
Hong Kong	15
United Kingdom	13
Germany	11
Australia	8
Canada	6
United States	5
Other	23

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$42,511	$26,200	$16,311	$—	(1) *
Short-Term Investment	2,381	2,381	—	—

Total Investments	$44,892	$28,581	$16,311	$—	(1) *

(1)	Amount is less than $500.
*	Includes internally fair valued security.

Securities held by the Fund with an end of period value of $14,293 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Real Estate Investment Trusts—99.5%
DATA CENTERS—14.2%
CoreSite Realty Corp.	80,591	$8,931
CyrusOne, Inc.	333,400	19,457
Digital Realty Trust, Inc.	390,450	43,566
Equinix, Inc.	85,500	36,756

		108,710

DIVERSIFIED—1.7%
Vornado Realty Trust	178,195	13,172

HEALTH CARE—4.5%
Healthcare Realty Trust, Inc.	351,275	10,215
Healthcare Trust of America, Inc. Class A	890,700	24,013

		34,228

INDUSTRIAL/OFFICE—27.9%
Industrial—12.0%
DCT Industrial Trust, Inc.	401,713	26,806
Duke Realty Corp.	1,011,559	29,366
Prologis, Inc.	541,226	35,553

		91,725

Office—15.9%
Alexandria Real Estate Equities, Inc.	227,005	28,641
Cousins Properties, Inc.	1,809,339	17,533
Douglas Emmett, Inc.	544,529	21,879
Highwoods Properties, Inc.	326,028	16,539
Kilroy Realty Corp.	237,066	17,932
Paramount Group, Inc.	1,184,841	18,247

		120,771

Total Industrial / Office		212,496

LODGING/RESORTS—8.0%
Host Hotels & Resorts, Inc.	1,510,786	31,832
RLJ Lodging Trust	864,302	19,058
Summit Hotel Properties, Inc.	730,000	10,447

		61,337

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
RESIDENTIAL—25.3%
Apartments—17.1%
Apartment Investment & Management Co. Class A	582,300	$24,631
AvalonBay Communities, Inc.	232,590	39,980
Equity Residential	307,145	19,562
Essex Property Trust, Inc.	82,604	19,748
Mid-America Apartment Communities, Inc.	261,800	26,356

		130,277

Manufactured Homes—4.9%
Equity LifeStyle Properties, Inc.	90,103	8,280
Sun Communities, Inc.	296,000	28,973

		37,253

Single Family Homes—3.3%
American Homes 4 Rent Class A	1,146,285	25,424

Total Residential		192,954

RETAIL—11.8%
Regional Malls—5.2%
Simon Property Group, Inc.	231,941	39,474

Shopping Centers—6.6%
Brixmor Property Group, Inc.	785,296	13,688
Federal Realty Investment Trust	89,900	11,377
Regency Centers Corp.	408,300	25,347

		50,412

Total Retail		89,886

SELF STORAGE—6.1%
CubeSmart	796,650	25,668
Extra Space Storage, Inc.	211,587	21,119

		46,787

TOTAL COMMON STOCKS (Identified Cost $531,075)		759,570

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $531,075)		759,570

TOTAL INVESTMENTS—99.5% (Identified Cost $531,075)		759,570
Other assets and liabilities, net—0.5%		3,462

NET ASSETS—100.0%		$763,032

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$759,570	$759,570

Total Investments	$759,570	$759,570

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUNDS(1)—88.1%
Equity Funds—40.4%
Adams Diversified Equity Fund, Inc.	98,791	$1,523
Adams Natural Resources Fund, Inc.	124,562	2,502
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	130,306	1,645
Boulder Growth & Income Fund, Inc.	335,689	3,451
Central Securities Corp.	153,635	4,280
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	29,854	300
Gabelli Healthcare & WellnessRx Trust (The)	85,355	855
General American Investors Co., Inc.	42,780	1,469
Kayne Anderson Energy Development Co.	42,549	740
Kayne Anderson Midstream/Energy Fund, Inc.	103,713	1,343
Kayne Anderson MLP Investment Co.(2)	17,000	320
Reaves Utility Income Fund	32,974	953
Salient Midstream & MLP Fund	77,658	774
Tekla Healthcare Opportunities Fund	198,063	3,375
Tortoise Energy Infrastructure Corp.	28,662	765
Tortoise Pipeline & Energy Fund, Inc.	70,661	1,213
Tortoise Power and Energy Infrastructure Fund, Inc.	23,332	439

		25,947

Fixed Income Funds—14.4%
Apollo Tactical Income Fund, Inc.	107,888	1,683
Eagle Point Credit Co., Inc.	143,936	2,615
Oxford Lane Capital Corp.	88,082	918
PGIM Short Duration High Yield Fund, Inc.	93,189	1,305
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	152,967	1,706
Western Asset/Claymore Inflation-Linked Securities & Income Fund	87,610	1,001

		9,228

International Equity Funds—33.3%
Aberdeen Emerging Markets Equity Income Fund, Inc.	90,833	636
Aberdeen Global Dynamic Dividend Fund	96,056	985
Aberdeen Japan Equity Fund, Inc.	92,393	817
Aberdeen Total Dynamic Dividend Fund	218,231	1,909
China Fund, Inc. (The)	11,037	231
India Fund, Inc. (The)	30,787	748
Japan Smaller Capitalization Fund, Inc.	90,167	1,050

	SHARES	VALUE
International Equity Funds—(continued)
Mexico Equity & Income Fund, Inc.	115,571	$1,194
New Germany Fund, Inc. (The)	71,309	1,301
NexPoint Strategic Opportunities Fund	324,995	7,134
Source Capital, Inc.	20,883	834
Taiwan Fund, Inc. (The)	84,216	1,694
Tekla World Healthcare Fund	188,692	2,428
Templeton Dragon Fund, Inc.	19,655	419

		21,380

TOTAL CLOSED END FUNDS (Identified Cost $53,645)		56,555

PREFERRED STOCKS—5.1%
Financials—5.1%
Eagle Point Credit Co., Inc. 6.75%	34,138	869
Eagle Point Credit Co., Inc. Series A 7.75%	10,600	268
Medallion Financial Corp. 9.00%	32,917	826
Oxford Lane Capital Corp. 7.50%	51,913	1,311

TOTAL PREFERRED STOCKS (Identified Cost $3,154)		3,274

EXCHANGE-TRADED FUNDS(1)—6.7%
iShares Floating Rate Bond Index Fund	45,000	2,295
PIMCO Enhanced Short Maturity Active Index Fund	20,000	2,031

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,326)		4,326

TOTAL LONG-TERM INVESTMENTS—99.9% (Identified Cost $61,125)		64,155

SHORT-TERM INVESTMENT—7.4%
Money Market Mutual Fund(1)—7.4%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)	4,769,834	4,770

TOTAL SHORT-TERM INVESTMENT (Identified Cost $4,770)		4,770

See Notes to Schedules of Investments

1

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—107.3% (Identified Cost $65,895)	$68,925
Other assets and liabilities, net—(7.3)%	(4,690)

NET ASSETS—100.0%	$64,235

Footnote Legend:

(1)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(2)	Non-income producing.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2014 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Closed End Funds	$56,555	$56,555
Preferred Stocks	3,274	3,274
Exchange-Traded Funds	4,326	4,326
Short-Term Investment	4,770	4,770

Total Investments	$68,925	$68,925

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.7%
Consumer Discretionary—34.2%
Amazon.com, Inc.(1)	238	$405
AMC Networks, Inc. Class A(1)	6,162	383
American Eagle Outfitters, Inc.	17,306	402
AutoNation, Inc.(1)	8,287	403
Buckle, Inc. (The)	15,228	410
Carnival Corp.	6,371	365
CBS Corp. Class B	7,292	410
Choice Hotels International, Inc.	5,105	386
Columbia Sportswear Co.	4,430	405
Comcast Corp. Class A	12,597	413
Dick’s Sporting Goods, Inc.	11,242	396
Dillard’s, Inc. Class A	4,532	428
Discovery, Inc. Class C(1)	16,204	413
DISH Network Corp. Class A(1)	11,899	400
DSW, Inc. Class A	15,887	410
Expedia Group, Inc.	3,274	394
Gap, Inc. (The)	12,613	409
Garmin Ltd.	6,695	408
GCI Liberty, Inc. Class A(1)	9,088	410
Horton (D.R.), Inc.	9,775	401
Hyatt Hotels Corp. Class A	4,901	378
International Speedway Corp. Class A	9,151	409
L Brands, Inc.	11,276	416
Lands’ End, Inc.(1)	15,508	433
Las Vegas Sands Corp.	5,047	385
Lennar Corp. Class A	7,894	414
Liberty Braves Group Class C(1)	15,893	411
Liberty Broadband Corp. Class C(1)	5,377	407
Liberty Expedia Holdings, Inc. Class A(1)	8,841	389
Liberty Global plc Class C(1)	14,537	387
Liberty Latin America Ltd.(1)	19,343	375
Liberty Media Corp. Class C(1)	12,142	451
Liberty Sirius XM Group Class C(1)	8,569	389
Liberty TripAdvisor Holdings, Inc. Class A(1)	23,846	384
Lions Gate Entertainment Corp. Class B	16,119	378
Madison Square Garden Co. (The) Class A(1)	1,468	455
Marriott International, Inc. Class A	2,959	375
Marriott Vacations Worldwide Corp.	3,414	386
Mohawk Industries, Inc.(1)	1,953	418
MSG Networks, Inc. Class A(1)	18,752	449
News Corp. Class A	25,550	396

	SHARES	VALUE
Consumer Discretionary—(continued)
Nordstrom, Inc.	7,942	$411
Papa John’s International, Inc.	7,880	400
Penn National Gaming, Inc.(1)	12,323	414
Penske Automotive Group, Inc.	8,056	377
Qurate Retail Group, Inc.(1)	19,097	405
Ralph Lauren Corp.	2,917	367
Red Rock Resorts, Inc. Class A	11,796	395
Restaurant Brands International, Inc.	6,731	406
Sears Holdings Corp.(1)	159,075	377
Sears Hometown and Outlet Stores, Inc.(1)	170,947	359
Starbucks Corp.	7,165	350
Tesla, Inc.(1)	1,106	379
Twenty-First Century Fox, Inc. Class A	9,202	457
Under Armour, Inc. Class C(1)	19,021	401
Urban Outfitters, Inc.(1)	9,007	401
Viacom, Inc. Class B	13,812	417
Weight Watchers International, Inc.(1)	4,087	413
Wendy’s Co. (The)	23,151	398

		23,663

Consumer Staples—5.9%
Boston Beer Co., Inc. (The) Class A(1)	1,427	427
Brown-Forman Corp. Class B	7,733	379
Estee Lauder Cos., Inc. (The) Class A	2,611	372
Hostess Brands, Inc.(1)	30,578	416
HRG Group, Inc.(1)	31,922	418
Lancaster Colony Corp.	3,055	423
Monster Beverage Corp.(1)	7,310	419
Nomad Foods Ltd.(1)	22,134	425
PriceSmart, Inc.	4,574	414
Tootsie Roll Industries, Inc.	13,897	429

		4,122

Energy—5.4%
Cheniere Energy, Inc.(1)	6,304	411
Continental Resources, Inc.(1)	6,604	428
CVR Energy, Inc.	10,408	385
Exterran Corp.(1)	15,439	386
Hess Corp.	6,658	445
Par Pacific Holdings, Inc.(1)	23,282	405
RPC, Inc.	28,688	418
Transocean Ltd.(1)	33,759	454

See Notes to Schedules of Investments

1

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
W&T Offshore, Inc.(1)	56,925	$407

		3,739

Financials—12.9%
American Financial Group, Inc.	3,743	402
Berkley (W.R.) Corp.	5,532	401
Berkshire Hathaway, Inc. Class B(1)	2,146	401
BOK Financial Corp.	4,269	401
Brown & Brown, Inc.	14,426	400
Charles Schwab Corp. (The)	7,395	378
Cohen & Steers, Inc.	9,737	406
Erie Indemnity Co. Class A	3,467	407
First Citizens BancShares, Inc. Class A	965	389
Franklin Resources, Inc.	12,296	394
Greenlight Capital Re Ltd. Class A(1)	27,650	393
Hilltop Holdings, Inc.	17,737	391
Jefferies Financial Group, Inc.	18,460	420
Loews Corp.	8,221	397
Mercury General Corp.	8,696	396
Morningstar, Inc.	3,159	405
National General Holdings Corp.	14,936	393
Ocwen Financial Corp.(1)	92,151	365
PJT Partners, Inc. Class A	6,999	374
Raymond James Financial, Inc.	4,191	374
Third Point Reinsurance Ltd.(1)	29,182	365
Virtu Financial, Inc. Class A	13,611	361
WisdomTree Investments, Inc.	37,324	339

		8,952

Health Care—4.0%
AquaBounty Technologies, Inc.(1)	135,358	451
Bruker Corp.	12,905	375
Danaher Corp.	4,048	399
Halozyme Therapeutics, Inc.(1)	21,680	366
Intrexon Corp.(1)	24,955	348
NantKwest, Inc.(1)	134,500	411
OPKO Health, Inc.(1)	92,347	434

		2,784

Industrials—12.0%
Air Lease Corp.	9,340	392
American Railcar Industries, Inc.	10,464	413
Cintas Corp.	2,149	398
Colfax Corp.(1)	13,234	406

	SHARES	VALUE
Industrials—(continued)
Covanta Holding Corp.	24,550	$405
FedEx Corp.	1,555	353
Fortive Corp.	5,105	394
Heartland Express, Inc.	21,045	390
Herc Holdings, Inc.(1)	6,793	383
Hertz Global Holdings, Inc.(1)	22,476	345
Manitowoc Co., Inc. (The)(1)	15,883	411
MasTec, Inc.(1)	7,665	389
MSC Industrial Direct Co., Inc. Class A	4,395	373
Navistar International Corp.(1)	9,872	402
Rollins, Inc.	7,750	407
Seaspan Corp.	46,887	477
Timken Co. (The)	8,603	375
W.W. Grainger, Inc.	1,300	401
Welbilt, Inc.(1)	18,728	418
Werner Enterprises, Inc.	10,561	396
XPO Logistics, Inc.(1)	3,594	360

		8,288

Information Technology—11.2%
Alphabet, Inc. Class C(1)	350	390
Amkor Technology, Inc.(1)	45,173	388
Anixter International, Inc.(1)	6,221	394
Conduent, Inc.(1)	19,750	359
eBay, Inc.(1)	10,552	383
EchoStar Corp. Class A(1)	8,934	397
Facebook, Inc. Class A(1)	2,070	402
IAC/InterActiveCorp(1)	2,490	380
Intuit, Inc.	1,960	400
National Instruments Corp.	9,275	389
Oracle Corp.	8,819	389
Paychex, Inc.	5,902	403
PayPal Holdings, Inc.(1)	4,776	398
Pegasystems, Inc.	6,703	367
RealPage, Inc.(1)	6,765	373
salesforce.com, Inc.(1)	2,937	401
SS&C Technologies Holdings, Inc.	7,529	391
Syntel, Inc.(1)	12,162	390
TTEC Holdings, Inc.	11,008	380
Xerox Corp.	15,058	361

		7,735

Materials—5.2%
Freeport-McMoRan, Inc.	24,431	422

See Notes to Schedules of Investments

2

VIRTUS HORIZON WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
LyondellBasell Industries N.V. Class A	3,578	$393
NewMarket Corp.	1,034	418
Novagold Resources, Inc.(1)	88,833	395
Platform Specialty Products Corp.(1)	34,446	400
Scotts Miracle-Gro Co. (The)	4,774	397
Silgan Holdings, Inc.	15,037	403
TimkenSteel Corp.(1)	22,442	367
Westlake Chemical Corp.	3,745	403

		3,598

Real Estate—8.9%
Altisource Portfolio Solutions SA(1)	13,332	389
American Homes 4 Rent Class A	19,349	429
Colony Capital, Inc.	65,801	411
Equity LifeStyle Properties, Inc.	4,494	413
Equity Residential	6,573	419
Gaming and Leisure Properties, Inc.	11,678	418
Host Hotels & Resorts, Inc.	19,362	408
Howard Hughes Corp. (The)(1)	3,050	404
JBG SMITH Properties	10,649	388
Marcus & Millichap, Inc.(1)	10,438	407
Seritage Growth Properties Class A	9,317	395
Simon Property Group, Inc.	2,485	423
Taubman Centers, Inc.	7,261	427
Urban Edge Properties	18,621	426
Vornado Realty Trust	5,683	420

		6,177

TOTAL COMMON STOCKS (Identified Cost $48,909)		69,058

TOTAL LONG-TERM INVESTMENTS—99.7% (Identified Cost $48,909)		69,058

SHORT-TERM INVESTMENT—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(2)	193,411	193

TOTAL SHORT-TERM INVESTMENT (Identified Cost $193)		193

VALUE
TOTAL INVESTMENTS—100.0% (Identified Cost $49,102)	$69,251
Other assets and liabilities, net—0.0%	(33)

NET ASSETS—100.0%	$69,218

Footnote Legend:
(1) Non-income producing.
(2) Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$69,058	$69,058
Short-Term Investment	193	193

Total Investments	$69,251	$69,251

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—88.4%
Consumer Discretionary—6.7%
Ace Hardware Indonesia Tbk PT (Indonesia)	4,655,000	$413
Fila Korea Ltd. (South Korea)	15,500	468
Goldlion Holdings Ltd. (Hong Kong)	582,786	238
Pico Far East Holdings Ltd. (Hong Kong)	906,037	369
Whirlpool SA (Brazil)	54,761	68

		1,556

Consumer Staples—10.7%
AVI Ltd. (South Africa)	54,510	430
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	8,140	203
Heineken Malaysia Bhd (Malaysia)	88,000	477
Taisun International Holding Corp. (Taiwan)	117,756	539
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	57,300	375
Wawel SA (Poland)	1,876	460

		2,484

Financials—10.6%
BFI Finance Indonesia Tbk PT (Indonesia)	8,340,000	396
CARE Ratings Ltd. (India)	25,100	459
Korea Ratings Corp. (South Korea)	4,450	210
Tisco Financial Group PCL (Thailand)	22,000	56
Tisco Financial Group PCL Foreign Share (Thailand)	99,900	253
Vostok New Ventures Ltd. (Sweden)(1)	133,423	1,076

		2,450

Industrials—19.1%
104 Corp. (Taiwan)	78,000	449
Freight Management Holdings Bhd (Malaysia)	313,629	82
Hsin Yung Chien Co., Ltd. (Taiwan)	111,000	348
Hy-Lok Corp. (South Korea)	9,700	223
Kerry TJ Logistics Co., Ltd. (Taiwan)	476,108	621
Lumax International Corp., Ltd. (Taiwan)	286,758	595
S-1 Corp. (South Korea)	5,255	456
Sarine Technologies Ltd. (Israel)	361,000	235
Sinmag Equipment Corp. (Taiwan)	77,040	385
Sporton International Inc. (Taiwan)	72,000	350
Taiwan Secom Co., Ltd. (Taiwan)	153,874	452
Turk Traktor ve Ziraat Makineleri AS (Turkey)	21,500	243

		4,439

	SHARES	VALUE
Information Technology—31.9%
Addcn Technology Co., Ltd, (Taiwan)	66,564	$600
Auto Trader Group plc (United Kingdom)	151,900	851
Autohome, Inc. ADR (China)	15,985	1,615
Baozun, Inc. Sponsored ADR (China)(1)	11,825	647
Cafe24 Corp. (South Korea)(1)	3,150	506
Douzone Bizon Co., Ltd. (South Korea)	6,910	384
Hancom, Inc. (South Korea)	17,650	280
Linx SA (Brazil)	97,200	451
Sea Ltd. ADR (Singapore)(1)	49,180	738
SINA Corp. (China)(1)	7,590	643
Yandex N.V. Class A (Russia)(1)	19,460	699

		7,414

Materials—7.6%
Corp. Moctezuma SAB de C.V. (Mexico)	91,400	361
Enaex SA (Chile)	9,706	134
SH Kelkar & Co., Ltd. (India)	117,000	381
Sniezka SA (Poland)	19,169	357
Transpaco Ltd. (South Africa)	86,890	133
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	150,000	399

		1,765

Telecommunication Services—1.8%
Sarana Menara Nusantara Tbk PT (Indonesia)	9,770,000	423

TOTAL COMMON STOCKS (Identified Cost $18,568)		20,531

TOTAL LONG-TERM INVESTMENTS—88.4% (Identified Cost $18,568)		20,531

SHORT-TERM INVESTMENT—13.6%
Money Market Mutual Fund—13.6%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	3,147,262	3,147

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,147)		3,147

See Notes to Schedules of Investments

1

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—102.0% (Identified Cost $21,715)	$23,678
Other assets and liabilities, net—(2.0)%	(461)

NET ASSETS—100.0%	$23,217

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
Taiwan	20%
United States	13
China	12
South Korea	11
Indonesia	5
Sweden	5
United Kingdom	4
Other	30

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$20,531	$16,565	$3,966
Short-Term Investment	3,147	3,147	—

Total Investments	$23,678	$19,712	$3,966

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Fund with an end of period value of $2,039 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—88.6%
Consumer Discretionary—6.6%
Asante, Inc. (Japan)	223,900	$4,290
Ascential plc (United Kingdom)	3,117,700	18,559
Goldlion Holdings Ltd. (Hong Kong)	27,853,814	11,396
Pico Far East Holdings Ltd. (Hong Kong)	30,404,411	12,401

		46,646

Consumer Staples—5.6%
Heineken Malaysia Bhd (Malaysia)	2,384,900	12,918
Taisun International Holding Corp. (Taiwan)	1,823,244	8,342
Union de Cervecerias Peruanas Backus y Johnston SAA Class I (Peru)	634,583	4,154
Wawel SA (Poland)	58,082	14,240

		39,654

Energy—3.0%
Pason Systems, Inc. (Canada)	1,308,595	21,421

Financials—10.4%
Euroz Ltd. (Australia)	5,320,940	4,922
Korea Ratings Corp. (South Korea)	84,178	3,965
Numis Corp. plc (United Kingdom)	1,110,007	6,041
Sabre Insurance Group plc (United Kingdom)(1)	7,038,676	25,174
Vostok New Ventures Ltd. (Sweden)(1)	4,200,548	33,869

		73,971

Health Care—4.6%
DVx, Inc. (Japan)	228,600	2,885
Haw Par Corp., Ltd. (Singapore)	2,159,319	21,268
WIN-Partners Co., Ltd. (Japan)	624,565	8,479

		32,632

Industrials—18.2%
104 Corp. (Taiwan)	248,000	1,428
AIT Corp. (Japan)	790,400	8,396
Asiakastieto Group Oyj (Finland)	325,168	10,329
Carel Industries SPA (Italy)(1)	703,200	6,725
Golden Friends Corp. (Taiwan)	3,452,000	6,567
Howden Joinery Group plc (United Kingdom)	2,004,900	14,138
Hy-Lok Corp. (South Korea)	482,458	11,082
Interworks, Inc. (Japan)	253,000	2,203
JOST Werke AG (Germany)	456,288	17,424
Kerry TJ Logistics Co., Ltd. (Taiwan)	6,564,892	8,559
Lumax International Corp., Ltd. (Taiwan)	5,570,880	11,566

	SHARES	VALUE
Sinmag Equipment Corp. (Taiwan)	70,133	$351
SJR in Scandinavia AB Class B (Sweden)	1,199,446	6,345
WABCO Holdings, Inc. (United States)(1)	206,300	24,141

		129,254

Information Technology—34.6%
Addcn Technology Co., Ltd, (Taiwan)	796,436	7,184
Alten SA (France)	207,644	21,345
Altran Technologies SA (France)	466,988	6,749
Auto Trader Group plc (United Kingdom)	7,114,140	39,871
Autohome, Inc. ADR (China)	290,070	29,297
Bouvet ASA (Norway)	365,645	10,398
Computer Modelling Group Ltd. (Canada)	905,900	6,960
Douzone Bizon Co., Ltd. (South Korea)	101,319	5,637
e-Credible Co., Ltd. (South Korea)	325,811	4,268
Firstlogic, Inc. (Japan)(1)	80,217	496
Money Forward, Inc. (Japan)(1)	142,900	7,073
REA Group Ltd. (Australia)	84,810	5,703
Rightmove plc (United Kingdom)	549,270	38,395
Scout24 AG (Germany)	652,525	34,538
SINA Corp. (China)(1)	194,325	16,457
Webstep AS (Norway)	3,831,491	11,855

		246,226

Materials—5.6%
Corp. Moctezuma SAB de C.V. (Mexico)	3,454,596	13,653
SH Kelkar & Co., Ltd. (India)	2,254,000	7,334
Sniezka SA (Poland)	793,923	14,782
Transpaco Ltd. (South Africa)	2,623,842	4,017

		39,786

TOTAL COMMON STOCKS (Identified Cost $577,948)		629,590

TOTAL LONG-TERM INVESTMENTS—88.6% (Identified Cost $577,948)		629,590

SHORT-TERM INVESTMENT—11.3%
Money Market Mutual Fund—11.3%
Dreyfus Government Cash Management Fund— Institutional Shares (seven-day effective yield 1.810%)(2)	80,333,712	80,334

TOTAL SHORT-TERM INVESTMENT (Identified Cost $80,334)		80,334

See Notes to Schedules of Investments

1

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—99.9% (Identified Cost $658,282)	$709,924
Other assets and liabilities, net—0.1%	383

NET ASSETS—100.0%	$710,307

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United Kingdom	20%
United States	15
Germany	7
China	6
Taiwan	6
Sweden	6
Japan	5
Other	35

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$629,590	$365,398	$264,192
Short-Term Investment	80,334	80,334	—

Total Investments	$709,924	$445,732	$264,192

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Fund with an end of period value of $205,723 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—5.6%
U.S. Treasury Bond 2.500%, 2/15/46	$2,405	$2,184
U.S. Treasury Note
1.125%, 2/28/19	1,065	1,057
1.375%, 4/30/20	550	539

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,816)		3,780

MUNICIPAL BONDS—4.2%
California—1.3%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	782
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	142

		924

Georgia—0.4%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	252

New York—2.1%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-3 5.000%, 8/1/40	610	701
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	640	725

		1,426

Virginia—0.4%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	285	289

TOTAL MUNICIPAL BONDS (Identified Cost $2,929)		2,891

FOREIGN GOVERNMENT SECURITIES—2.2%
Argentine Republic 7.500%, 4/22/26	155	143
5.875%, 1/11/28	75	61
7.625%, 4/22/46	150	121
6.875%, 1/11/48	75	56
Dominican Republic 144A 5.950%, 1/25/27(2)	100	99
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(2)	200	192
Kingdom of Bahrain 144A 7.000%, 10/12/28(2)	200	179

	PAR VALUE	VALUE
Republic of South Africa
4.665%, 1/17/24	$100	$98
4.300%, 10/12/28	200	178
Republic of Turkey 4.875%, 10/9/26	200	176
Sultanate of Oman 144A 5.375%, 3/8/27(2)	200	188

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,642)		1,491

MORTGAGE-BACKED SECURITIES—17.3%
Agency—4.9%
Federal Home Loan Mortgage Corporation
Pool #G01980, 5.000%, 12/1/35	22	23
Pool #G08628, 4.000%, 2/1/45	295	302
Pool #G07961, 3.500%, 3/1/45	262	262
Pool #G08702, 3.500%, 4/1/46	305	305
Federal National Mortgage Association
Pool #812352, 5.000%, 4/1/20	15	15
Pool #886416, 5.000%, 8/1/21	2	2
Pool #323702, 6.000%, 5/1/29	19	21
Pool #535371, 6.500%, 5/1/30	1	1
Pool #590108, 7.000%, 7/1/31	6	7
Pool #880117, 5.500%, 4/1/36	26	28
Pool #938574, 5.500%, 9/1/36	110	119
Pool #909092, 6.000%, 9/1/37	14	16
Pool #986067, 6.000%, 8/1/38	9	10
Pool #909220, 6.000%, 8/1/38	139	154
Pool #AA7001, 5.000%, 6/1/39	398	427
Pool #931995, 5.000%, 9/1/39	105	113
Pool #931983, 5.500%, 9/1/39	253	274
Pool #AE2496, 4.500%, 9/1/40	168	178
Pool #AL3000, 3.500%, 12/1/42	226	226
Pool #AX3195, 4.000%, 9/1/44	74	76
Pool #MA2495, 3.500%, 1/1/46	113	113
Pool #AS7388, 3.500%, 6/1/46	199	198
Pool #AS8483, 3.000%, 12/1/46	342	332
Pool #AS9393, 4.000%, 4/1/47	93	95
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	24	26

		3,323

Non-Agency—12.4%
American Homes 4 Rent Trust 2014-SFR2, C 144A, 4.705%, 10/17/36(2)	195	202

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2015-SFR2, C 144A, 4.691%, 10/17/45(2)	$125	$130
2015-SFR1, A 144A, 3.467%, 4/17/52(2)	212	210
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (1 month LIBOR - 5.850%) 4.299%, 6/25/33(1)	120	119
AMSR Trust 2016-SFR1, C 144A , (1 month LIBOR + 2.250%) 4.335%, 11/17/33(1)(2)	100	100
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A, 3.258%, 4/27/48(1)(2)	138	138
2018-2, A1 144A, 3.674%, 7/27/48(1)(2)	50	50
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	325	331
Banc of America Funding Trust
2004-B, 2A1, 3.835%, 11/20/34(1)	36	36
2005-1, 1A1, 5.500%, 2/25/35	64	64
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	49	50
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.993%, 7/25/35	174	179
Bank of America (Merrill Lynch—Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.153%, 5/25/34(1)	174	173
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	160	164
2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	100	102
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(1)(2)	100	102
2017-SPL3, B1 144A, 4.250%, 11/28/53(1)(2)	145	149
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	120	121
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 4.223%, 12/17/33(1)(2)	195	195
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	50	50
2018-1, A1 144A, 2.930%, 2/25/48(1)(2)	121	120
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	40	37
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(1)(2)	96	95
2018-1, A23 144A, 3.500%, 11/25/57(1)(2)	86	85

	PAR VALUE	VALUE
Non-Agency—(continued)
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.231%, 6/25/34(1)	$120	$122
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(1)	49	50
Jefferies Resecuritization Trust 2014-R1, 1A1 144A 4.000%, 12/27/37(2)	2	2
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	108	110
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	195	198
JPMorgan Chase Mortgage Trust
2004-A4, 2A1, 3.684%, 9/25/34(1)	137	139
2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	111	110
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	148	147
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	127	122
2017-5, A1 144A, 3.173%, 10/26/48(1)(2)	277	273
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)	72	73
MetLife Securitization Trust 2017-1A, M1 144A 3.646%, 4/25/55(1)(2)	100	100
Morgan Stanley—Bank of America (Merrill Lynch) Trust
2013-C13, AS, 4.266%, 11/15/46	360	370
2015-C22, AS, 3.561%, 4/15/48	310	304
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(1)(2)	170	170
2015-2A, A1 144A, 3.750%, 8/25/55(1)(2)	129	129
2016-1A, A1 144A, 3.750%, 3/25/56(1)(2)	108	108
2016-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	169	173
2018-1A, A1A 144A, 4.000%, 12/25/57(1)(2)	107	107
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.816%, 3/25/35(1)	150	152
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(2)	93	92
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	150	150
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(1)(2)	81	80
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	112	115

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Sequoia Mortgage Trust 2013-8, B1 3.530%, 6/25/43(1)	$105	$102
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(1)(2)	150	149
2016-1, A1B 144A, 2.750%, 2/25/55(1)(2)	109	108
2015-5, A2 144A, 3.500%, 5/25/55(1)(2)	220	219
2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	100	100
2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	445	435
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	100	96
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(2)	55	55
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)	197	196
Verus Securitization Trust
2017-2A, A1 144A, 2.485%, 7/25/47(1)(2)	156	154
2018-1, A1 144A, 2.929%, 2/25/48(1)(2)	126	125
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	300	293

		8,430

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $11,769)		11,753

ASSET-BACKED SECURITIES—9.0%
Auto Floor Plan—0.5%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.841%, 9/27/21(1)(2)	310	311

Automobiles—4.8%
ACC Trust 2018-1, A 144A 3.700%, 12/21/20(2)	158	158
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(2)	200	198
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	185	182
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	235	234
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	144	142
Drive Auto Receivables Trust
2015-DA, C 144A, 3.380%, 11/15/21(2)	105	105
2017-2, C, 2.750%, 9/15/23	220	219

	PAR VALUE	VALUE
Automobiles—(continued)
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(2)	$235	$235
Exeter Automobile Receivables Trust 2015-2A, C 144A 3.900%, 3/15/21(2)	255	257
Flagship Credit Auto Trust 2017-3, C 144A 2.910%, 9/15/23(2)	220	217
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(2)	175	173
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(2)	220	218
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(2)	180	179
OneMain Direct Auto Receivables Trust 2017-2A, C 144A 2.820%, 7/15/24(2)	185	182
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	220	216
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(2)	144	143
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(2)	220	218

		3,276

Other—3.3%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	186	182
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(2)	180	179
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	184	181
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	170	168
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	125	122
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(2)	66	66
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	185	186
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(2)	189	185
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	180	179

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Other—(continued)
Orange Lake Timeshare Trust 2012-AA, A 144A 3.450%, 3/10/27(2)	$16	$16
Prosper Marketplace Issuance Trust
2017-2A, B 144A, 3.480%, 9/15/23(2)	185	185
2018-1A, A 144A, 3.110%, 6/17/24(2)	154	154
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(2)	113	113
Taco Bell Funding LLC 2016-1A, A21 144A 3.832%, 5/25/46(2)	177	178
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	181	182

		2,276

Student Loans—0.4%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(2)	220	215
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(2)	42	41

		256

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,167)		6,119

CORPORATE BONDS AND NOTES—48.9%
Consumer Discretionary—4.3%
Beazer Homes USA, Inc. 6.750%, 3/15/25	125	119
Charter Communications Operating LLC 4.908%, 7/23/25	185	187
Discovery Communications LLC 3.950%, 3/20/28	175	166
Dollar General Corp. 4.125%, 5/1/28	214	210
Ford Motor Credit Co., LLC 5.750%, 2/1/21	235	247
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	60	63
General Motors Financial Co., Inc.
4.200%, 3/1/21	90	91
3.450%, 4/10/22	30	29
GLP Capital LP 5.750%, 6/1/28	195	196
Graham Holdings Co. 144A 5.750%, 6/1/26(2)	150	152
Horton (D.R.), Inc. 4.750%, 2/15/23	220	227
L Brands, Inc. 6.875%, 11/1/35	82	73
Lear Corp. 3.800%, 9/15/27	220	207
Lennar Corp. 5.250%, 6/1/26	135	132
MDC Holdings, Inc. 5.500%, 1/15/24	160	162

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Meredith Corp. 144A 6.875%, 2/1/26(2)	$55	$54
PulteGroup, Inc. 6.375%, 5/15/33	120	120
QVC, Inc. 4.375%, 3/15/23	265	262
Tenneco, Inc. 5.000%, 7/15/26	145	130
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(2)	130	128

		2,955

Consumer Staples—2.1%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	185	181
Anheuser-Busch Inbev Worldwide, Inc. 4.000%, 4/13/28	105	105
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	170	167
CVS Health Corp.
2.875%, 6/1/26	255	232
4.300%, 3/25/28	158	156
Flowers Foods, Inc. 4.375%, 4/1/22	275	282
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	180	162
Safeway, Inc. 7.250%, 2/1/31	105	98
Tops Holding LLC 144A 8.000%, 6/15/22(2)(6)	140	75

		1,458

Energy—4.9%
Andeavor Logistics LP 4.250%, 12/1/27	185	178
Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	65	63
Crestwood Midstream Partners LP 5.750%, 4/1/25	115	115
Enbridge Energy Partners LP
4.375%, 10/15/20	30	30
5.875%, 10/15/25	145	158
Energy Transfer Partners LP 4.200%, 4/15/27	185	174
EP Energy LLC 144A 8.000%, 11/29/24(2)	70	71
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	115	119
HollyFrontier Corp. 5.875%, 4/1/26	190	205
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(2)	125	122
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245	290
MPLX LP 4.875%, 12/1/24	255	263
NuStar Logistics LP 5.625%, 4/28/27	150	145
Petrobras Global Finance BV 7.375%, 1/17/27	240	240
Petroleos Mexicanos 6.500%, 3/13/27	205	210
Range Resources Corp. 4.875%, 5/15/25	130	122
Sabine Pass Liquefaction LLC

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
6.250%, 3/15/22	$140	$150
4.200%, 3/15/28	35	34
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	200	214
Sunoco LP 144A 5.500%, 2/15/26(2)	70	66
TransMontaigne Partners LP 6.125%, 2/15/26	60	60
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	50	50
USA Compression Partners LP 144A 6.875%, 4/1/26(2)	75	78
Valero Energy Partners LP 4.500%, 3/15/28	175	172

		3,329

Financials—16.7%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	200	199
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)	180	185
Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)	190	189
Ares Capital Corp. 3.500%, 2/10/23	75	71
4.250%, 3/1/25	145	139
Ares Finance Co., LLC 144A 4.000%, 10/8/24(2)	270	256
Athene Holding Ltd. 4.125%, 1/12/28	175	161
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	195	178
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	200	177
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	300	271
Banco Santander Chile 144A 3.875%, 9/20/22(2)	215	213
Bank of America Corp. 3.004%, 12/20/23	255	247
4.200%, 8/26/24	338	340
Bank of Montreal 3.803%, 12/15/32	303	281
BrightSphere Investment Group plc 4.800%, 7/27/26	200	197
Brookfield Finance LLC 4.000%, 4/1/24	232	229
Capital One Financial Corp. 4.200%, 10/29/25	180	175
3.750%, 7/28/26	200	186
Citigroup, Inc.
(3 month LIBOR + 1.250%) 3.576%, 7/1/26(1)	310	310

	PAR VALUE	VALUE
Financials—(continued)
3.200%, 10/21/26	$131	$122
Compass Bank 3.875%, 4/10/25	250	241
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(2)	290	284
Discover Financial Services 3.950%, 11/6/24	190	185
FS Investment Corp. 4.250%, 1/15/20	165	165
4.750%, 5/15/22	40	40
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	535
ICAHN Enterprises LP 6.375%, 12/15/25	130	130
Jefferies Financial Group, Inc. 5.500%, 10/18/23	150	155
Jefferies Group LLC 6.875%, 4/15/21	22	24
5.125%, 1/20/23	34	35
4.850%, 1/15/27	100	97
JPMorgan Chase & Co. 3.300%, 4/1/26	365	349
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	215	233
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(2)	245	248
Macquarie Group Ltd. 144A 6.250%, 1/14/21(2)	210	223
Manulife Financial Corp. 4.150%, 3/4/26	215	215
Morgan Stanley 4.100%, 5/22/23	155	156
3.125%, 7/27/26	365	339
6.375%, 7/24/42	435	528
Navient Corp. 7.250%, 9/25/23	40	42
6.750%, 6/25/25	105	104
Prudential Financial, Inc. 5.875%, 9/15/42	75	79
5.625%, 6/15/43(4)	160	165
S&P Global, Inc. 4.000%, 6/15/25	195	196
Santander Holdings USA, Inc. 3.700%, 3/28/22	185	182
4.400%, 7/13/27	70	67
SBA Tower Trust 144A 2.877%, 7/9/21(2)	320	311
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	200	197
Springleaf Finance Corp. 6.875%, 3/15/25	100	99
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	160	161
Toronto-Dominion Bank (The) 3.625%, 9/15/31	240	226

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Trinity Acquisition plc 3.500%, 9/15/21	$15	$15
4.400%, 3/15/26	80	79
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	200	180
UBS AG 7.625%, 8/17/22	500	552
Wells Fargo & Co. 3.550%, 9/29/25	145	140
Series S, 5.900%, 8/15/27	255	256

		11,359

Health Care—3.9%
Abbott Laboratories 3.750%, 11/30/26	285	280
AbbVie, Inc. 2.850%, 5/14/23	135	130
3.600%, 5/14/25	65	63
3.200%, 5/14/26	110	103
Allergan Sales LLC 144A 4.875%, 2/15/21(2)	75	77
AmerisourceBergen Corp. 3.450%, 12/15/27	145	134
Anthem, Inc. 3.650%, 12/1/27	50	47
4.101%, 3/1/28	185	181
Becton Dickinson & Co.
(3 month LIBOR + 0.875%) 3.209%, 12/29/20(1)	60	60
3.363%, 6/6/24	38	36
3.700%, 6/6/27	225	213
Cardinal Health, Inc. 3.200%, 3/15/23	130	126
3.410%, 6/15/27	75	69
Centene Corp. 144A 5.375%, 6/1/26(2)	30	30
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	35	37
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(2)	35	36
HCA, Inc. 5.375%, 2/1/25	80	79
Mylan NV 3.150%, 6/15/21	55	54
3.950%, 6/15/26	145	139
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	80	77
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	110	113

	PAR VALUE	VALUE
Health Care—(continued)
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	$75	$60
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(2)	25	25
144A, 6.500%, 3/15/22(2)	10	10
144A, 7.000%, 3/15/24(2)	15	16
Zimmer Biomet Holdings, Inc.
(3 month LIBOR + 0.750%) 3.076%, 3/19/21(1)	220	220
3.550%, 4/1/25	255	243

		2,658

Industrials—2.3%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	200	186
Bombardier, Inc. 144A 6.125%, 1/15/23(2)	105	105
CNH Industrial N.V. 4.500%, 8/15/23	153	154
3.850%, 11/15/27	98	91
Masco Corp. 5.950%, 3/15/22	84	90
4.450%, 4/1/25	55	55
Oshkosh Corp. 4.600%, 5/15/28	226	226
Owens Corning 3.400%, 8/15/26	200	182
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(2)	170	171
Pitney Bowes, Inc. 4.375%, 5/15/22	176	160
Standard Industries, Inc. 144A 6.000%, 10/15/25(2)	130	130

		1,550

Information Technology—2.2%
Arrow Electronics, Inc. 3.875%, 1/12/28	185	173
Broadcom Corp. 3.000%, 1/15/22	80	78
3.625%, 1/15/24	145	140
CDK Global, Inc. 5.875%, 6/15/26	135	138
Citrix Systems, Inc. 4.500%, 12/1/27	170	165
Dell International LLC 144A, 6.020%, 6/15/26(2)	40	42
144A, 8.100%, 7/15/36(2)	85	99
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	120	122
Jabil, Inc. 3.950%, 1/12/28	150	142
Verisk Analytics, Inc. 4.000%, 6/15/25	190	187
VMware, Inc. 2.950%, 8/21/22	94	90

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
3.900%, 8/21/27	$100	$92

		1,468

Materials—4.0%
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	200	186
ArcelorMittal 6.125%, 6/1/25	150	162
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(4)	200	217
CRH America Finance, Inc. 144A 3.400%, 5/9/27(2)	200	188
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	185	175
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(2)	150	151
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(2)	375	373
NewMarket Corp. 4.100%, 12/15/22	288	291
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(2)	80	76
144A, 5.000%, 5/1/25(2)	95	90
OCP SA 144A 5.625%, 4/25/24(2)	200	204
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(2)(10)	200	117
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	200	199
United States Steel Corp. 6.250%, 3/15/26	130	129
Vulcan Materials Co. 3.900%, 4/1/27	185	177

		2,735

Real Estate—4.5%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	120	116
American Tower Corp. 3.000%, 6/15/23	86	82
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	55
Corporate Office Properties LP 3.600%, 5/15/23	265	256
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	206
EPR Properties 4.750%, 12/15/26	245	239
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	125	122
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	190	180
Hospitality Properties Trust 4.950%, 2/15/27	220	217
Kilroy Realty LP 4.375%, 10/1/25	190	190
LifeStorage LP 3.500%, 7/1/26	195	183
3.875%, 12/15/27	75	71

	PAR VALUE	VALUE
Real Estate—(continued)
MPT Operating Partnership LP 6.375%, 3/1/24	$15	$16
5.500%, 5/1/24	85	86
5.000%, 10/15/27	80	76
National Retail Properties, Inc. 4.000%, 11/15/25	60	59
Physicians Realty LP 3.950%, 1/15/28	200	187
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	146
Select Income REIT 4.500%, 2/1/25	190	185
Welltower, Inc. 4.000%, 6/1/25	200	196
WP Carey, Inc. 4.600%, 4/1/24	160	162

		3,030

Telecommunication Services—1.9%
AT&T, Inc. 144A 4.100%, 2/15/28(2)	449	429
Frontier Communications Corp. 7.625%, 4/15/24	130	90
144A, 8.500%, 4/1/26(2)	70	68
Level 3 Financing, Inc. 5.375%, 1/15/24	130	127
Telefonica Emisiones SAU 4.570%, 4/27/23	225	232
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	200	182
Verizon Communications, Inc. 4.125%, 3/16/27	180	177

		1,305

Utilities—2.1%
Duke Energy Corp. 2.650%, 9/1/26	205	185
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	200	191
Exelon Corp. 3.497%, 6/1/22	255	252
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(2)	210	212
PSEG Power LLC 3.850%, 6/1/23	56	56
Southern Power Co. 4.150%, 12/1/25	230	230
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(2)	200	202
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	110	104

		1,432

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $34,145)		33,279

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
LEVERAGED LOANS(1)—7.4%
Aerospace—0.1%
TransDigm, Inc. Tranche E , (1 month LIBOR + 2.500%) 4.594%, 5/30/25	$60	$59

Consumer Durables—0.3%
Fluidra, S.A. , (3 month LIBOR + 2.250%) 0.000%, 7/2/25(7)	35	35
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.100%, 9/29/24	60	60
Zodiac Pool Solutions LLC Tranche B-1, First Lien , (3 month PRIME + 3.000%) 8.000%, 12/20/23	99	98

		193

Consumer Non-Durables—0.3%
Energizer Holdings, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 6/20/25(7)	25	25
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.594%, 2/15/23	36	36
Kronos Acquisition Intermediate, Inc. , (3 month LIBOR + 4.000%) 0.000%, 5/15/23(7)	133	132

		193

Energy—0.1%
Delek US Holdings, Inc. , (1 month LIBOR + 2.500%) 4.594%, 3/31/25	55	55

Financial—0.0%
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.546%, 3/7/23	5	5

Food and Drug—0.1%
Albertson’s LLC Tranche B-4 , (1 month LIBOR + 2.750%) 4.844%, 8/25/21	102	101

Food/Tobacco—0.4%
Aramark Intermediate HoldCo Corp. Tranche B-3 , (3 month LIBOR + 1.750%) 4.084%, 3/11/25	75	75
CHG PPC Parent LLC First Lien , (1 month LIBOR + 2.750%) 4.844%, 3/31/25	70	69
H-Food Holdings, LLC , (1 month LIBOR + 3.000%) 5.091%, 5/23/25	20	20
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.835%, 10/30/22	109	108

		272

	PAR VALUE	VALUE
Gaming/Leisure—1.3%
Aristocrat Leisure Ltd. Tranche B-3 , (3 month LIBOR + 1.750%) 4.105%, 10/19/24	$145	$143
GVC Holdings plc Tranche B-2 , (1 month LIBOR + 2.500%) 0.000%, 3/29/24(7)	95	95
Playa Resorts Holding B.V. , (1 month LIBOR + 2.750%) 4.840%, 4/29/24	94	93
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.882%, 8/14/24	105	104
Seminole Tribe of Florida 2018 Replacement, Tranche B , (1 month LIBOR + 1.750%) 3.844%, 7/8/24	119	119
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 4.600%, 6/8/23	84	83
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.350%, 8/18/23	97	97
Wyndham Hotels & Resorts, Inc. Tranche B , (weekly LIBOR + 1.750%) 3.726%, 5/30/25	170	170

		904

Healthcare—0.5%
CHG Healthcare Services, Inc. First Lien , (2 month LIBOR + 3.000%) 5.359%, 6/7/23	120	120
Iqvia, Inc. Tranche B-3 , (3 month LIBOR + 1.750%) 0.000%, 6/11/25(7)	130	129
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.844%, 4/29/22	52	53
Valeant Pharmaceuticals International, Inc. , (1 month LIBOR + 3.000%) 4.983%, 6/2/25	20	20

		322

Housing—0.7%
American Builders & Contractors Supply Co., Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 10/31/23	175	173
Beacon Roofing Supply, Inc. , (1 month LIBOR + 2.250%) 4.280%, 1/2/25	125	124
Capital Automotive LP Tranche B-2, First Lien , (1 month LIBOR + 2.500%) 4.600%, 3/25/24	163	162

		459

Information Technology—0.9%
BMC Software Finance, Inc. , (3 month LIBOR + 4.250%) 0.000%, 9/1/25(7)	135	134

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Kronos, Inc. First Lien , (3 month LIBOR + 3.000%) 0.000%, 11/1/23(7)	$105	$105
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 5.363%, 11/3/23	162	160
Renaissance Holding Corp. First Lien , (3 month LIBOR + 3.250%) 5.584%, 5/30/25	30	30
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	127	127
Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	48	48

		604

Manufacturing—0.3%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 5.344%, 8/18/24	81	81
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.834%, 12/23/21	104	103

		184

Media/Telecom—Broadcasting—0.1%
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(7)	95	94

Media/Telecom - Cable/Wireless Video—0.3%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.344%, 7/28/25	140	138
Telenet Financing USD LLC , (1 month LIBOR + 2.250%) 4.323%, 8/15/26	105	104

		242

Media/Telecom - Diversified Media—0.4%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.594%, 2/28/25	155	153
Meredith Corp. , (1 month LIBOR + 3.000%) 5.094%, 1/31/25	95	95

		248

Media/Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.844%, 1/31/25	174	171
Level 3 Financing, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.334%, 2/22/24	145	144

		315

	PAR VALUE		VALUE
Media/Telecom—Wireless Communications—0.1%
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.610%, 5/27/24	$10		$10
SBA Senior Finance II LLC , (1 month LIBOR + 2.000%) 4.100%, 4/11/25	80		79

			89

Metals/Minerals—0.1%
Covia Holdings Corp. , (3 month LIBOR + 3.750%) 6.050%, 6/1/25	105		105

Service—0.4%
ASGN, Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 4/2/25	29		28
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 6.094%, 11/8/24	139		140
TKC Holdings, Inc. First Lien , (1 month LIBOR + 3.750%) 5.850%, 2/1/23	79		79

			247

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 5.530%, 11/6/24	95		95

Utility—0.4%
NRG Energy, Inc. , (3 month LIBOR + 1.750%) 4.084%, 6/30/23	108		108
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.094%, 8/4/23	69		69
(weekly LIBOR + 2.000%) 4.075%, 12/31/25	80		79

			256

TOTAL LEVERAGED LOANS (Identified Cost $5,067)			5,042

	SHARES
PREFERRED STOCKS—3.0%
Financials—2.0%
Bank of New York Mellon Corp. (The) Series E, 4.950%	150	(5)	154
Huntington Bancshares, Inc. Series E, 5.700%	145	(5)	143
JPMorgan Chase & Co. Series Z, 5.300%	225	(5)	229
KeyCorp Series D, 5.000%(9)	140	(5)	136

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES		VALUE
M&T Bank Corp. Series F, 5.125%(9)	195	(5)	$194
Financials—(continued)
MetLife, Inc. Series D, 5.875%	78	(5)	79
PNC Financial Services Group, Inc. (The) Series R, 4.850%	215	(5)	213
PNC Financial Services Group, Inc. (The) Series S, 5.000%	195	(5)	193

			1,341

Industrials—1.0%
General Electric Co. Series D, 5.000%	686	(5)	677

TOTAL PREFERRED STOCKS (Identified Cost $2,000)			2,018

AFFILIATED MUTUAL FUND(8)—1.7%
Virtus Newfleet Credit Opportunities Fund Class R6	117,904		1,133

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,179)			1,133

TOTAL LONG-TERM INVESTMENTS—100.0% (Identified Cost $68,714)			67,506

SHORT-TERM INVESTMENT—0.7%
Money Market Mutual Fund(8)—0.7%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)	485,060		485

TOTAL SHORT-TERM INVESTMENT (Identified Cost $485)			485

			VALUE
TOTAL INVESTMENTS—100.0% (Identified Cost $69,199)			67,991	(1)
Other assets and liabilities, net—0.0%			31

NET ASSETS—100.0%			$68,022

Abbreviations:

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $20,792 or 30.6% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Interest payments may be deferred.
(5)	Value shown as par value.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(9)	Interest may be forfeited.
(10)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

Country Weightings †
United States	85%
Canada	2
Australia	1
Chile	1
Luxembourg	1
Netherlands	1
United Kingdom	1
Other	8

Total	100%

†	% of total investments as of June 30, 2018

See Notes to Schedules of Investments

11

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$6,119	$—	$6,119	$—
Corporate Bonds And Notes	33,279	—	33,162	117
Foreign Government Securities	1,491	—	1,491	—
Leveraged Loans	5,042	—	5,042	—
Mortgage-Backed Securities	11,753	—	11,753	—
Municipal Bonds	2,891	—	2,891	—
U.S. Government Securities	3,780	—	3,780	—
Equity Securities:
Preferred Stocks	2,018	—	2,018	—
Affiliated Mutual Fund	1,133	1,133	—	—
Short-Term Investment	485	485	—	—

Total Investments	$67,991	$1,618	$66,256	$117

Security held by the Fund with an end of period value of $117 was transferred from Level 2 to Level 3 based on a decrease in trading activity during the period.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(1)—98.0%
Electric Revenue—5.1%
Northern California Power Agency, Hydroelectric Project No.1, 5.000%, 7/1/32	$200	$220
Roseville Natural Gas Financing Authority,
5.000%, 2/15/24	450	503
5.000%, 2/15/27	210	240
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	171
Southern California Public Power Authority, Windy Point Project, 5.000%, 7/1/28	125	133

		1,267

General Obligation—14.5%
Cajon Valley Union School District, 5.000%, 8/1/31	250	288
California, State of, (AMBAC Insured),
5.000%, 2/1/27	290	349
5.000%, 9/1/32	300	328
6.000%, 4/1/38	165	170
4.000%, 10/1/39	100	106
Gilroy Unified School District 4.000%, 8/1/41	250	261
Grossmont Healthcare District 5.000%, 7/15/25	400	474
Long Beach Community College District, 5.000%, 5/1/32	225	258
Los Alamitos Unified School District, School Facilities Improvement District No. 1, 5.250%, 8/1/39	100	114
Midpeninsula Regional Open Space District 4.000%, 9/1/36	100	107
Oakland Unified School District (AGM Insured) 5.000%, 8/1/24	200	234
Ross Valley School District, 5.000%, 8/1/37	350	386
San Diego Unified School District, (AGM Insured) 5.500%, 7/1/25	225	275
Temple City Unified School District, 4.000%, 8/1/33	250	264

		3,614

General Revenue—6.9%
California Infrastructure & Economic Development Bank
5.000%, 10/1/23	200	232
5.000%, 10/1/33	500	594

	PAR VALUE	VALUE
General Revenue—(continued)
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	$100	$105
Golden State Tobacco Securitization Corp., 5.000%, 6/1/29	350	390
Midpeninsula Regional Open Space District, Promissory Notes 5.000%, 9/1/23	145	168
San Diego Unified Port District 5.000%, 9/1/28	200	225

		1,714

Healthcare Revenue—11.0%
California State Health Facilities Financing Authority,
El Camino Hospital, 5.000%, 2/1/26	100	115
Cedars-Sinai Medical Center, 5.000%, 11/15/31	260	305
Cedars-Sinai Medical Center, 5.000%, 8/15/34	300	346
Sutter Health, 5.000%, 11/15/35	125	143
Providence St. Joseph Health, 4.000%, 10/1/36	50	52
Sutter Health, 5.000%, 8/15/43	135	152
Lucille Salter Packard Children’s Hospital at Stanford, 5.000%, 8/15/43	100	110
Sutter Health, 5.000%, 11/15/46	100	113
Lucille Salter Packard Children’s Hospital at Stanford, 4.000%, 11/15/47	250	258
California State Municipal Finance Authority,
Community Medical Centers, 5.000%, 2/1/27	100	113
Community Medical Centers, 5.000%, 2/1/47	150	165
California Statewide Communities Development Authority,
Loma Linda University Medical Center, 5.000%, 12/1/30(2)	100	109
John Muir Health Center, 5.000%, 8/15/41	100	114
Cottage Health System, 5.000%, 11/1/43	250	276
Loma Linda University Medical Center, 5.250%, 12/1/56(2)	100	108
Regents of The University of California Medical Center Pooled Revenue 4.500%, 5/15/36	250	271

		2,750

Higher Education Revenue—5.9%
California Municipal Finance Authority, University of La Verne, 5.000%, 6/1/43	60	68
California State University

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Higher Education Revenue—(continued)
5.000%, 11/1/32	$125	$147
5.000%, 11/1/41	300	346
California Statewide Communities Development Authority, The Culinary Institute of America 5.000%, 7/1/46	250	275
University of California,
General Revenue, 5.000%, 5/15/23	100	115
Limited Projects Revenue, 5.000%, 5/15/23	225	259
General Revenue, 4.000%, 5/15/48	250	261

		1,471

Lease Revenue—5.2%
California State Public Works Board, Department of Corrections 4.000%, 12/1/33	150	158
Municipal Improvement Corp. of Los Angeles Real Property 5.000%, 11/1/36	150	175
San Diego Regional Building Authority, County Operations Center 5.000%, 10/15/35	335	388
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	282
West Hollywood Public Financing Authority, West Hollywood Park Phase II 5.000%, 4/1/34	250	289

		1,292

Pre-Refunded—15.8%
California State Health Facilities Financing Authority,
Providence Health & Services (Pre-refunded 10/1/18 @100), 6.500%, 10/1/38	5	5
Providence Health & Services (Pre-refunded 10/1/18 @100), 6.500%, 10/1/38	195	198
California State Infrastructure & Economic Development Bank,
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 1/1/28 @ 100), 5.000%, 7/1/36	175	214
Bay Area Toll Bridges (AMBAC Insured) (Pre-refunded 7/1/26 @100), 5.125%, 7/1/37	530	642
California State of, (Pre-refunded 4/1/19 @ 100) 6.000%, 4/1/38	85	88
California State Public Works Board, Department of General Services, Buildings 8&9 (Pre-refunded 4/1/19 @100), 6.125%, 4/1/29	500	518

	PAR VALUE	VALUE
Pre-Refunded—(continued)
Capital Projects (Pre-refunded 10/1/19 @100), 5.750%, 10/1/30	$550	$579
Los Alamitos Unified School District, School Facilities Improvement District No. 1, (Pre-refunded 8/1/23 @ 100) 5.250%, 8/1/39	150	174
Northern California Power Agency, (AMBAC Insured) (Pre-refunded 7/1/21 @ 100) 7.500%, 7/1/23	175	194
Riverside County Single Family Mortgage, (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	1,140	1,326

		3,938

Special Tax Revenue—4.7%
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	229
Los Angeles County Transportation Authority, Special Tax, 5.000%, 7/1/29	400	481
San Diego County Regional Transportation Commission, Sales Tax Revenue 5.000%, 4/1/36	150	174
Tustin Unified School District, Community Facilities District No. 97-1 (BAM Insured) 5.000%, 9/1/33	250	281

		1,165

Tax Allocation Revenue—15.2%
Fontana Redevelopment Agency Successor Agency 5.000%, 10/1/32	200	237
Garden Grove Agency for Community Development Successor Agency, Garden Grove Community Project (BAM Insured) 5.000%, 10/1/29	350	402
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project (AGM Insured) 5.000%, 8/1/38	250	277
Lancaster Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas (AGM Insured) 5.000%, 8/1/33	70	81
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	215	246

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Tax Allocation Revenue—(continued)
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project (AGM Insured) 5.000%, 10/1/29	$100	$116
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area No.1, 5.000%, 9/1/30	300	346
Palm Desert Redevelopment Agency Successor Agency (BAM Insured), 5.000%, 10/1/28	125	148
Palmdale Community Redevelopment Agency Successor Agency, Subordinate Lien (NATL Insured) 5.000%, 9/1/34	300	347
Rancho Cucamonga Redevelopment Agency Successor Agency, Rancho Redevelopment Project Area (NATL Insured) 4.000%, 9/1/34	200	211
Sacramento Redevelopment Agency Successor Agency
(BAM Insured), 5.000%, 12/1/33	75	85
(BAM Insured), 5.000%, 12/1/34	75	84
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	300	342
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	283
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project, 5.000%, 10/1/36	215	244
Westminster Redevelopment Agency Successor Agency,
(BAM Insured), 4.000%, 11/1/34	75	79
(BAM Insured), 4.000%, 11/1/36	250	261

		3,789

Transportation Revenue—6.7%
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge, Senior Lien 1.375%, 4/1/53(3)	150	149
Los Angeles Department of Airports, Los Angeles International Airport, Subordinate Lien 5.000%, 5/15/32	210	240
Los Angeles Harbor Department, 5.000%, 8/1/35	235	267
Sacramento County Airport System, Senior Lien, 5.000%, 7/1/39	100	115

	PAR VALUE	VALUE
Transportation Revenue—(continued)
San Diego County Regional Airport Authority, 5.000%, 7/1/40	$400	$423
San Francisco City & County Airport Commission, San Francisco International Airport, 5.000%, 5/1/43	150	164
San Francisco Municipal Transportation Agency,
5.000%, 3/1/31	125	141
5.000%, 3/1/33	150	170

		1,669

Water & Sewer Revenue—7.0%
California State Municipal Finance Authority, San Bernardino Municipal Water Department Project (BAM Insured) 5.000%, 8/1/41	250	281
East Bay Municipal Utility District Water System Revenue 5.000%, 6/1/42	250	293
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	336
Ross Valley Public Financing Authority, Sanitary District No.1 (AGM Insured) 5.000%, 10/1/33	225	254
San Diego County Water Authority Financing Corp. 5.000%, 5/1/37	500	580

		1,744

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $23,831)		24,413

TOTAL LONG-TERM INVESTMENTS—98.0% (Identified Cost $23,831)		24,413

TOTAL INVESTMENTS—98.0% (Identified Cost $23,831)		24,413	(1)
Other assets and liabilities, net—2.0%		510

NET ASSETS—100.0%		$24,923

Abbreviations:

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Footnote Legend:

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

(1)

At June 30, 2018, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At June 30, 2018, 29.80% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers’ concentration exceeds 10% of the Fund’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $217 or 0.9% of net assets.

(3)

Variable or step coupon security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$24,413	$24,413

Total Investments	$24,413	$24,413

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT OBLIGATIONS—3.8%
U.S. Treasury Note 2.028%, 3/28/19	$2,500	$2,459

TOTAL U.S. GOVERNMENT OBLIGATIONS (Identified Cost $2,462)		2,459

ASSET-BACKED SECURITIES—0.6%
Automobiles—0.3%
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(2)	215	217

Other—0.3%
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	176	177

TOTAL ASSET-BACKED SECURITIES (Identified Cost $391)		394

CORPORATE BONDS AND NOTES—80.3%
Consumer Discretionary—20.2%
Altice France S.A. 144A 7.375%, 5/1/26(2)	340	332
Altice US Finance I Corp. 144A 5.375%, 7/15/23(2)	210	209
American Greetings Corp. 144A 8.750%, 4/15/25(2)	135	126
Beazer Homes USA, Inc.
6.750%, 3/15/25	95	91
5.875%, 10/15/27	250	218
Boyd Gaming Corp. 144A 6.000%, 8/15/26(2)	80	79
Boyne USA, Inc. 144A 7.250%, 5/1/25(2)	155	162
Cablevision Systems Corp. 5.875%, 9/15/22	150	149
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(2)	325	308
CCO Holdings LLC 144A 5.125%, 5/1/27(2)	350	327
Cequel Communications Holdings I LLC 144A 7.500%, 4/1/28(2)	200	202
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	610	606
Series A, 7.625%, 3/15/20	150	149
CSC Holdings LLC
5.250%, 6/1/24	290	274
144A, 5.500%, 4/15/27(2)	135	129
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(2)	250	268
DISH DBS Corp.

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
5.000%, 3/15/23	$475	$412
7.750%, 7/1/26	160	140
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	115	117
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	315	332
GLP Capital LP
5.250%, 6/1/25	235	235
5.750%, 6/1/28	115	116
Golden Nugget, Inc. 144A 6.750%, 10/15/24(2)	225	225
Graham Holdings Co. 144A 5.750%, 6/1/26(2)	245	247
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(2)	335	329
iHeartCommunications, Inc. 9.000%, 12/15/19(9)	250	189
Intelsat Jackson Holdings SA 5.500%, 8/1/23	220	197
International Game Technology plc 144A 6.250%, 2/15/22(2)	200	205
L Brands, Inc. 6.875%, 11/1/35	217	193
Laureate Education, Inc. 144A 8.250%, 5/1/25(2)	160	171
Lennar Corp.
5.250%, 6/1/26	265	260
4.750%, 11/29/27	165	154
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(2)	250	248
M/I Homes, Inc. 5.625%, 8/1/25	205	192
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(2)	295	273
MDC Holdings, Inc. 5.500%, 1/15/24	325	328
Meredith Corp. 144A 6.875%, 2/1/26(2)	265	261
MGM Growth Properties Operating Partnership LP
5.625%, 5/1/24	65	66
4.500%, 1/15/28	120	109
MGM Resorts International
5.750%, 6/15/25	325	325
4.625%, 9/1/26	170	157
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(2)	400	265
PetSmart, Inc. 144A 7.125%, 3/15/23(2)	115	77
Pinnacle Entertainment, Inc. 5.625%, 5/1/24	190	197
PulteGroup, Inc. 5.500%, 3/1/26	200	198
Scientific Games International, Inc.

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
6.625%, 5/15/21	$205	$208
144A, 5.000%, 10/15/25(2)	250	238
ServiceMaster Co., LLC (The) 144A 5.125%, 11/15/24(2)	180	175
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(2)	200	184
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(2)	205	197
Sonic Automotive, Inc. 6.125%, 3/15/27	200	189
Tenneco, Inc. 5.000%, 7/15/26	240	214
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(2)	166	174
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	342
Under Armour, Inc. 3.250%, 6/15/26	165	148
Univision Communications, Inc. 144A 5.125%, 5/15/23(2)	230	221
Viking Cruises Ltd. 144A 5.875%, 9/15/27(2)	285	269
Vista Outdoor, Inc. 5.875%, 10/1/23	185	176
Weekley Homes LLC 144A 6.625%, 8/15/25(2)	255	242
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(2)	200	197
Wolverine World Wide, Inc. 144A 5.000%, 9/1/26(2)	250	238

		13,259

Consumer Staples—3.6%
Albertsons’s Cos LLC 5.750%, 3/15/25	195	173
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(2)	315	319
Dole Food Co., Inc. 144A 7.250%, 6/15/25(2)	325	322
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	185	166
Matterhorn Merger Sub LLC 144A 8.500%, 6/1/26(2)	180	174
Post Holdings, Inc.
144A, 5.500%, 3/1/25(2)	65	63
144A, 5.000%, 8/15/26(2)	305	284
144A, 5.625%, 1/15/28(2)	25	23
Prestige Brands, Inc. 144A 6.375%, 3/1/24(2)	330	327
Revlon Consumer Products Corp. 6.250%, 8/1/24	200	112
Rite Aid Corp. 144A 6.125%, 4/1/23(2)	95	96
Safeway, Inc. 7.250%, 2/1/31	215	200
Tops Holding LLC 144A 8.000%, 6/15/22(2)(9)	130	70

		2,329

	PAR VALUE	VALUE
Energy—11.7%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	$243	$259
Alta Mesa Holdings LP 7.875%, 12/15/24	215	228
American Midstream Partners LP 144A 9.250%, 12/15/21(2)	175	171
Archrock Partners LP 6.000%, 10/1/22	150	148
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(2)	165	167
Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	220	215
California Resources Corp.
144A, 8.000%, 12/15/22(2)	169	153
6.000%, 11/15/24	16	13
Callon Petroleum Co. 6.125%, 10/1/24	200	202
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	210	213
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	295	307
Chesapeake Energy Corp. 8.000%, 6/15/27	435	443
Continental Resources, Inc. 4.500%, 4/15/23	145	147
CrownRock LP 144A 5.625%, 10/15/25(2)	260	251
Denbury Resources, Inc. 144A 9.250%, 3/31/22(2)	73	77
Energy Transfer Equity LP 5.875%, 1/15/24	200	205
EP Energy LLC
144A, 9.375%, 5/1/24(2)	70	57
144A, 8.000%, 11/29/24(2)	105	106
144A, 8.000%, 2/15/25(2)	80	62
144A, 7.750%, 5/15/26(2)	160	164
FTS International, Inc. 6.250%, 5/1/22	190	192
Geopark Ltd. 144A 6.500%, 9/21/24(2)	215	206
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(2)	225	220
NuStar Logistics LP 5.625%, 4/28/27	155	150
Oasis Petroleum, Inc. 6.875%, 1/15/23	195	198
Range Resources Corp. 4.875%, 5/15/25	215	202
Rowan Cos., Inc. 5.400%, 12/1/42	265	191
RSP Permian, Inc. 5.250%, 1/15/25	100	107
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)	115	114
SESI LLC 7.750%, 9/15/24	230	236
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(2)	215	207
SM Energy Co. 5.625%, 6/1/25	85	82
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	200	216
Sunoco LP

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
144A, 4.875%, 1/15/23(2)	$55	$53
144A, 5.500%, 2/15/26(2)	155	147
144A, 5.875%, 3/15/28(2)	55	52
Targa Resources Partners LP 144A 5.875%, 4/15/26(2)	350	353
TransMontaigne Partners LP 6.125%, 2/15/26	105	106
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	125	124
Transocean, Inc. 144A, 7.500%, 1/15/26(2)	65	66
6.800%, 3/15/38	300	244
USA Compression Partners LP 144A 6.875%, 4/1/26(2)	230	238
Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	205	190
Weatherford International Ltd. 8.250%, 6/15/23	190	188

		7,670

Financials—5.4%
Acrisure LLC 144A 7.000%, 11/15/25(2)	240	218
Ally Financial, Inc. 5.750%, 11/20/25	235	239
ICAHN Enterprises LP
5.875%, 2/1/22	295	295
6.375%, 12/15/25	175	175
ING Groep N.V. 6.000% (4)(6)	200	199
iStar, Inc.
6.000%, 4/1/22	170	170
5.250%, 9/15/22	335	326
Ladder Capital Finance Holdings LLP 144A, 5.875%, 8/1/21(2)	265	271
144A, 5.250%, 3/15/22(2)	80	80
Nationstar Mortgage LLC 6.500%, 7/1/21	250	249
Navient Corp. 6.500%, 6/15/22	208	213
7.250%, 9/25/23	60	63
6.750%, 6/25/25	190	188
Springleaf Finance Corp. 6.125%, 5/15/22	335	342
6.875%, 3/15/25	200	199
7.125%, 3/15/26	85	85
Voya Financial, Inc. 5.650%, 5/15/53	205	206

		3,518

	PAR VALUE	VALUE
Health Care—9.4%
Avantor, Inc.
144A, 6.000%, 10/1/24(2)	$130	$129
144A, 9.000%, 10/1/25(2)	320	322
Centene Corp. 144A 5.375%, 6/1/26(2)	60	61
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(2)	85	80
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(2)	195	195
Concordia International Corp. 144A 9.000%, 4/1/22(2)	65	58
DaVita, Inc.
5.125%, 7/15/24	100	97
5.000%, 5/1/25	100	94
DJO Finco, Inc. 144A 8.125%, 6/15/21(2)	215	218
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(5)	295	298
Endo Finance LLC 144A 5.375%, 1/15/23(2)	250	200
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	70	75
HCA, Inc.
5.375%, 2/1/25	330	325
5.250%, 6/15/26	165	164
Kindred Healthcare, Inc. 8.000%, 1/15/20	100	107
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(2)	110	92
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(2)	225	231
One Call Corp. 144A 10.000%, 10/1/24(2)	40	35
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(2)	210	205
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(2)(5)	105	108
Sotera Health Holdings LLC 144A 6.500%, 5/15/23(2)	325	331
Surgery Center Holdings, Inc.
144A, 8.875%, 4/15/21(2)	200	206
144A, 6.750%, 7/1/25(2)	55	52
Tenet Healthcare Corp.
6.000%, 10/1/20	230	236
8.125%, 4/1/22	85	89
144A, 5.125%, 5/1/25(2)	110	105
144A, 7.000%, 8/1/25(2)	380	377

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	$115	$92
Valeant Pharmaceuticals International, Inc.
144A, 7.250%, 7/15/22(2)	70	72
144A, 5.500%, 11/1/25(2)	350	345
144A, 9.000%, 12/15/25(2)	70	73
144A, 9.250%, 4/1/26(2)	135	140
144A, 8.500%, 1/31/27(2)	600	609
Wellcare Health Plans, Inc. 5.250%, 4/1/25	135	134
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	220	210

		6,165

Industrials—5.4%
Advanced Disposal Services, Inc. 144A 5.625%, 11/15/24(2)	205	204
Beacon Escrow Corp. 144A 4.875%, 11/1/25(2)	185	171
Bombardier, Inc. 144A, 6.125%, 1/15/23(2)	265	266
144A, 7.500%, 12/1/24(2)	155	163
Compass Group Diversified Holdings LLC 144A 8.000%, 5/1/26(2)	150	146
GW Honos Security Corp. 144A 8.750%, 5/15/25(2)	235	240
Hulk Finance Corp. 144A 7.000%, 6/1/26(2)	165	158
JSL Europe S.A. 144A 7.750%, 7/26/24(2)	200	180
Navistar International Corp. 144A 6.625%, 11/1/25(2)	285	293
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	130	138
Standard Industries, Inc. 144A 6.000%, 10/15/25(2)	155	155
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(2)	210	196
Topaz Marine S.A. 144A 9.125%, 7/26/22(2)	360	362
TransDigm, Inc.
6.000%, 7/15/22	105	106
6.500%, 7/15/24	95	97
6.500%, 5/15/25	230	233
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(2)(5)	220	213
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(2)	242	229

		3,550

Information Technology—3.2%
CDK Global, Inc. 5.875%, 6/15/26	260	265

	PAR VALUE	VALUE
Information Technology—(continued)
Corporate Risk Holdings LLC 144A 9.500%, 7/1/19(2)	$210	$219
Everi Payments, Inc. 144A 7.500%, 12/15/25(2)	65	65
First Data Corp. 144A, 5.000%, 1/15/24(2)	105	104
144A, 5.750%, 1/15/24(2)	450	450
Infor US, Inc. 6.500%, 5/15/22	200	201
Match Group, Inc. 144A 5.000%, 12/15/27(2)	140	130
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(2)	130	131
Radiate Holdco LLC
144A, 6.875%, 2/15/23(2)	55	53
144A, 6.625%, 2/15/25(2)	165	151
VeriSign, Inc. 4.750%, 7/15/27	140	134
ViaSat, Inc. 144A 5.625%, 9/15/25(2)	215	202

		2,105

Materials—10.3%
AK Steel Corp.
7.625%, 10/1/21	100	102
7.500%, 7/15/23	140	146
Alpha 3 BV 144A 6.250%, 2/1/25(2)	280	275
ArcelorMittal 6.125%, 6/1/25	200	215
ARD Securities Finance S.a.r.l. PIK Interest Capitalization, 144A 8.750%, 1/31/23(2)(5)	280	285
Ardagh Packaging Finance plc
144A, 7.250%, 5/15/24(2)	345	359
144A, 6.000%, 2/15/25(2)	200	195
BWAY Holding Co.
144A, 5.500%, 4/15/24(2)	75	73
144A, 7.250%, 4/15/25(2)	190	185
Calumet Specialty Products Partners LP 7.625%, 1/15/22	160	160
Cascades, Inc.
144A, 5.500%, 7/15/22(2)	140	139
144A, 5.750%, 7/15/23(2)	115	113
Cornerstone Chemical Co. 144A 6.750%, 8/15/24(2)	200	196
CPG Merger Sub LLC 144A 8.000%, 10/1/21(2)	265	268
Flex Acquisition Co., Inc. 144A 6.875%, 1/15/25(2)	100	96
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	265	257
Hexion, Inc.

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
6.625%, 4/15/20	$75	$70
144A, 10.375%, 2/1/22(2)	75	74
144A, 13.750%, 2/1/22(2)	190	172
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)	315	310
Ingevity Corp. 144A 4.500%, 2/1/26(2)	365	344
James Hardie International Finance DAC
144A, 4.750%, 1/15/25(2)	200	195
144A, 5.000%, 1/15/28(2)	200	189
Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	280	290
LSB Industries, Inc. 144A 9.625%, 5/1/23(2)	195	196
Mercer International, Inc. 144A 5.500%, 1/15/26(2)	80	78
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(2)	110	105
144A, 5.000%, 5/1/25(2)	175	166
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(2)	180	185
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(2)	290	283
Reynolds Group Issuer, Inc. RegS 7.000%, 7/15/24(3)	185	189
Teck Resources Ltd. 6.125%, 10/1/35	150	151
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(2)	265	258
United States Steel Corp. 6.250%, 3/15/26	235	233
Vedanta Resources plc 144A 6.375%, 7/30/22(2)	200	190

		6,742

Real Estate—1.0%
CoreCivic, Inc. 5.000%, 10/15/22	145	145
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(2)	170	164
MPT Operating Partnership LP
6.375%, 3/1/24	65	68
5.000%, 10/15/27	130	124
Uniti Group, Inc. 144A 7.125%, 12/15/24(2)	185	170

		671

Telecommunication Services—7.4%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(2)	300	276
Altice Luxembourg S.A. 144A 7.750%, 5/15/22(2)	200	193
CenturyLink, Inc. Series Y 7.500%, 4/1/24	175	180
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	210	192
Consolidated Communications, Inc. 6.500%, 10/1/22	125	117

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Digicel Ltd. 144A 6.750%, 3/1/23(2)	$200	$166
DKT Finance Aps 144A 9.375%, 6/17/23(2)	200	202
Frontier Communications Corp.
8.500%, 4/15/20	396	405
7.625%, 4/15/24	315	217
144A, 8.500%, 4/1/26(2)	100	97
Level 3 Financing, Inc.
5.375%, 1/15/24	245	240
5.250%, 3/15/26	135	128
Sprint Capital Corp. 6.875%, 11/15/28	250	240
Sprint Communications, Inc. 6.000%, 11/15/22	235	233
Sprint Corp. 7.875%, 9/15/23	450	467
T-Mobile USA, Inc.
0.000%, 1/15/24(10)	275	—	(11)
6.500%, 1/15/24	275	286
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	400	364
Virgin Media Finance plc 144A 6.000%, 10/15/24(2)	250	238
West Corp. 144A 8.500%, 10/15/25(2)	200	182
Windstream Services LLC
7.750%, 10/15/20	70	63
144A, 8.625%, 10/31/25(2)	101	96
Zayo Group LLC
6.000%, 4/1/23	180	183
6.375%, 5/15/25	70	71
144A, 5.750%, 1/15/27(2)	35	34

		4,870

Utilities—2.7%
AmeriGas Partners LP 5.500%, 5/20/25	105	102
Calpine Corp. 5.375%, 1/15/23	350	333
Ferrellgas Partners LP 8.625%, 6/15/20	140	135
NRG Energy, Inc.
7.250%, 5/15/26	185	197
144A, 5.750%, 1/15/28(2)	55	54
Suburban Propane Partners LP 5.500%, 6/1/24	145	141
TerraForm Power Operating LLC
144A, 4.250%, 1/31/23(2)	175	169
144A, 5.000%, 1/31/28(2)	240	227
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(10)	500	—	(11)

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Vistra Energy Corp. 7.375%, 11/1/22	$425	$444

		1,802

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $53,528)		52,681

LEVERAGED LOANS(1)—12.5%
Chemicals—0.4%
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.834%, 2/14/24	60	60
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.344%, 8/25/23	167	167

		227

Consumer Durables—0.2%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.100%, 9/29/24	144	145

Consumer Non-Durables—1.4%
American Greetings Corp. , (1 month LIBOR + 4.500%) 6.594%, 4/6/24	95	95
Diamond (BC) B.V. , (2 month LIBOR + 3.000%) 5.097%, 9/6/24	139	137
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.594%, 2/15/23	100	100
Isagenix International LLC Senior Lien , (3 month LIBOR + 5.750%) 8.080%, 6/14/25	155	155
Kronos Acquisition Intermediate, Inc. , (3 month LIBOR + 4.000%) 0.000%, 5/15/23(7)	128	127
Parfums Holdings Co., Inc. First Lien , (1 month LIBOR + 4.750%) 6.844%, 6/30/24	252	255
Revlon Consumer Products Corp. Tranche B , (1 month LIBOR + 3.500%) 5.594%, 9/7/23	99	77

		946

Energy—0.7%
California Resources Corp.
(1 month LIBOR + 10.375%) 12.466%, 12/31/21	155	171
(1 month LIBOR + 4.750%) 6.838%, 12/31/22	55	56
Chesapeake Energy Corp. Tranche A , (1 month LIBOR + 7.500%) 9.594%, 8/23/21	31	32
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 6.340%, 9/27/24	185	185

		444

	PAR VALUE	VALUE
Financial—0.4%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 8.094%, 8/4/25	$278	$282
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.546%, 3/7/23	10	10

		292

Food and Drug—0.3%
Albertson’s LLC Tranche B-4 , (1 month LIBOR + 2.750%) 4.844%, 8/25/21	191	189

Food/Tobacco—0.3%
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.594%, 10/10/23	78	78
Milk Specialties Co. , (1 month LIBOR + 4.000%) 6.094%, 8/16/23	146	146

		224

Forest Prod/Containers—0.6%
Anchor Glass Container Corp. Second Lien , (1 month LIBOR + 7.750%) 9.807%, 12/7/24	64	42
Klockner Pentaplast of America, Inc. , (1 month LIBOR + 4.250%) 6.344%, 6/30/22	352	337

		379

Gaming/Leisure—0.4%
Gateway Casinos & Entertainment Ltd. , (3 month LIBOR + 3.000%) 5.473%, 12/1/23	45	45
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.882%, 8/14/24	10	10
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.350%, 8/18/23	192	192

		247

Healthcare—0.5%
21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 8.475%, 1/16/23	156	149
Immucor, Inc. Tranche B-3 , (1 month LIBOR + 5.000%) 7.094%, 6/15/21	20	20
MedPlast Holdings, Inc. 0.000%, 6/26/26(7)	28	28
PharMerica Corp. Second Lien , (1 month LIBOR + 7.750%) 9.796%, 12/5/25	15	15
Prospect Medical Holdings, Inc. Tranche B-1 , (1 month LIBOR + 5.500%) 7.500%, 2/22/24	85	85

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Healthcare—(continued)
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.844%, 4/29/22	$56	$57

		354

Housing—0.6%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 7.341%, 10/25/23	133	133
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 8.094%, 3/24/25	108	108
CPG International LLC , (3 month LIBOR + 3.750%) 6.251%, 5/5/24	148	148

		389

Information Technology—1.2%
BMC Software Finance, Inc. , (3 month LIBOR + 4.250%) 0.000%, 9/1/25(7)	200	199
Intralinks, Inc. First Lien , (1 month LIBOR + 4.000%) 6.100%, 11/14/24	139	139
Kronos, Inc. Second Lien , (3 month LIBOR + 8.250%) 10.608%, 11/1/24	78	80
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.995%, 2/2/24	110	110
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 5.363%, 11/3/23	143	141
Sorenson Communications LLC First Lien , (3 month LIBOR + 5.750%) 8.090%, 4/30/20	109	109

		778

Manufacturing—0.6%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 5.344%, 8/18/24	29	29
Filtration Group Corp. , (1 month LIBOR + 3.000%) 5.094%, 3/29/25	40	40
Robertshaw US Holding Corp. First Lien , (1 month LIBOR + 3.500%) 5.625%, 2/28/25	115	114
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.834%, 12/23/21	226	225

		408

Media/Telecom—Diversified Media—0.0%
Meredith Corp. , (1 month LIBOR + 3.000%) 5.094%, 1/31/25	30	30

	PAR VALUE	VALUE
Media/Telecom— Telecommunications—0.7%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.844%, 1/31/25	$199	$195
Securus Technologies Holdings, Inc. Second Lien , (1 month LIBOR + 8.250%) 10.344%, 11/1/25	260	260

		455

Media/Telecom —Wireless Communications—0.2%
Sprint Communications, Inc. , (1 month LIBOR + 2.500%) 4.625%, 2/2/24	114	113

Metals/Minerals—0.8%
Contura Energy, Inc. , (1 month LIBOR + 5.000%) 7.100%, 3/18/24	179	179
Covia Holdings Corp. , (3 month LIBOR + 3.750%) 6.050%, 6/1/25	200	200
Graftech International Ltd. , (1 month LIBOR + 3.500%) 5.505%, 2/12/25	140	139

		518

Retail—0.3%
BJ’s Wholesale Club, Inc. Second Lien , (1 month LIBOR + 7.500%) 9.530%, 2/3/25	174	176

Service—2.0%
Advantage Sales & Marketing, Inc. Second Lien , (1 month LIBOR + 6.500%) 8.594%, 7/25/22	80	72
Brickman Group Ltd. LLC (The) Second Lien , (1 month LIBOR + 6.500%) 8.585%, 12/17/21	51	52
Crossmark Holdings, Inc. Second Lien , (3 month LIBOR + 7.500%) 9.834%, 12/21/20	190	12
Laureate Education, Inc. , (1 month LIBOR + 3.500%) 5.594%, 4/26/24	130	130
One Call Corp. First Lien , (1 month LIBOR + 5.250%) 7.323%, 11/27/22	157	150
PI UK Holdco II Ltd. Tranche B-1 , (1 month LIBOR + 3.500%) 5.594%, 1/3/25	180	177
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 6.094%, 11/8/24	179	179
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.950%, 2/28/22	390	391
TKC Holdings, Inc. First Lien , (1 month LIBOR + 3.750%) 5.850%, 2/1/23	158	158

		1,321

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Transportation - Automotive—0.1%
Deck Chassis Acquisition, Inc. Second Lien , (1 month LIBOR + 6.000%) 8.094%, 6/15/23	$35		$35

Utility—0.8%
APLP Holdings LP , (1 month LIBOR + 3.000%) 5.094%, 4/13/23	165		164
Lightstone Holdco LLC
Tranche B, (1 month LIBOR + 3.750%) 5.844%, 1/30/24	78		78
Tranche C, (1 month LIBOR + 3.750%) 5.844%, 1/30/24	5		5
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 6.094%, 4/15/24	108		109
Vistra Operations Co., LLC , (1 month LIBOR + 2.000%) 4.094%, 8/4/23	136		135

			491

TOTAL LEVERAGED LOANS (Identified Cost $8,362)			8,161

	SHARES
PREFERRED STOCKS—1.6%
Financials—1.6%
Citigroup, Inc. Series T, 6.250%	155	(8)	161
Goldman Sachs Group, Inc. (The) Series L, 5.700%	215	(8)	218
Huntington Bancshares, Inc. Series E, 5.700%	275	(8)	271
JPMorgan Chase & Co. Series V, 5.000%	145	(8)	146
KeyCorp Series D, 5.000%	250	(8)	243

TOTAL PREFERRED STOCKS (Identified Cost $1,042)			1,039

COMMON STOCKS—0.0%
Energy—0.0%
Frontera Energy Corp.(12)	1,088		16
Sabine Oil & Gas LLC(12)(15)	157		8

TOTAL COMMON STOCKS (Identified Cost $27)			24

	SHARES	VALUE
RIGHTS—0.0%
Utilities—0.0%
Vistra Energy Corp.(15)	8,563	$5

TOTAL RIGHTS (Identified Cost $7)		5

WARRANTS—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(12)(15)	89	1
Sabine Oil & Gas LLC(12)(15)	501	3

TOTAL WARRANTS (Identified Cost $4)		4

TOTAL LONG-TERM INVESTMENTS—98.8% (Identified Cost $65,823)		64,767	(13)

SHORT-TERM INVESTMENT—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)(14)	520,213	520

TOTAL SHORT-TERM INVESTMENT (Identified Cost $520)		520

TOTAL INVESTMENTS—99.6% (Identified Cost $66,343)		65,287
Other assets and liabilities, net—0.4%		280

NET ASSETS—100.0%		$65,567

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $31,448 or 48.0% of net assets.

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Interest payments may be deferred.
(5)	100% of the income received was in cash.
(6)	No contractual maturity date.
(7)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(10)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(11)	Amount is less than $500.
(12)	Non-income producing.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

Country Weightings †
United States	83%
Canada	6
Luxembourg	4
Ireland	1
Bermuda	1
United Kingdom	1
Netherlands	1
Other	3

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

10

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$394	$—	$394	$—
Corporate Bonds And Notes	52,681	—	52,681	—	*
Leveraged Loans	8,161	—	8,161	—
U.S. Government Obligations	2,459	—	2,459	—
Equity Securities:
Common Stocks Warrants	24 4	16 —	— —	8 4
Preferred Stocks	1,039	—	1,039	—
Rights	5	—	—	5
Short-Term Investments	520	520	—	—

Total Investments	$65,287	$536	$64,734	$17

*	Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—7.4%
U.S. Treasury Note
1.375%, 6/30/18	$13,540	$13,540
1.750%, 10/31/18	13,540	13,528

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $27,069)		27,068

MUNICIPAL BOND—0.1%
Illinois—0.1%
State of Illinois Build America Taxable 5.547%, 4/1/19	190	193

TOTAL MUNICIPAL BOND (Identified Cost $193)		193

FOREIGN GOVERNMENT SECURITIES—1.1%
Argentine Republic
5.625%, 1/26/22	715	668
4.625%, 1/11/23	975	859
Republic of South Africa 4.665%, 1/17/24	875	861
Republic of Turkey 6.250%, 9/26/22	825	827
Sultanate of Oman 144A 4.125%, 1/17/23(2)	935	888

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $4,437)		4,103

MORTGAGE-BACKED SECURITIES—31.0%
Agency—3.9%
Federal Home Loan Mortgage Corporation Pool #G08628 4.000%, 2/1/45	264	270
Federal National Mortgage Association
Pool #AD6058, 4.000%, 8/1/25	54	55
Pool #AO5149, 3.000%, 6/1/27	188	188
Pool #AL7532, 3.000%, 11/1/27	670	670
Pool #AB9487, 2.500%, 5/1/28	547	535
Pool #MA2094, 2.500%, 11/1/29	534	521
Pool #AS5783, 2.500%, 9/1/30	1,266	1,236
Pool #AS5730, 3.000%, 9/1/30	2,043	2,038
Pool #AS5927, 3.000%, 10/1/30	1,181	1,178
Pool #AZ4794, 3.000%, 10/1/30	3,975	3,965
Pool #AS6593, 2.500%, 2/1/31	1,452	1,414
Pool #MA0908, 4.000%, 11/1/31	304	315
Pool #AC3654, 5.000%, 10/1/39	215	231
Pool #AD3841, 4.500%, 4/1/40	86	90

	PAR VALUE	VALUE
Agency—(continued)
Pool #AX2491, 4.000%, 10/1/44	$670	$685
Pool #AS9393, 4.000%, 4/1/47	850	867
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	2	2
Government National Mortgage Association
Pool #333668, 7.000%, 7/15/23	2	2
Pool #345039, 7.000%, 9/15/23	6	6
Pool #780023, 7.000%, 9/15/24	4	4
Pool #407660, 7.000%, 7/15/25	10	10

		14,282

Non-Agency—27.1%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(2)	376	374
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(2)	188	187
Ameriquest Mortgage Securities, Inc. 2003-10, AF6 5.210%, 11/25/33	78	80
AMSR Trust 2016-SFR1, A 144A, (1 month LIBOR + 1.400%) 3.485%, 11/17/33(1)(2)	498	499
2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 4.335%, 11/17/33(1)(2)	1,068	1,071
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A, 3.258%, 4/27/48(1)(2)	1,009	1,008
2018-2, A1 144A, 3.674%, 7/27/48(1)(2)	360	360
Angel Oak Mortgage Trust LLC 2017-3, A1 144A 2.708%, 11/25/47(1)(2)	326	324
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(1)(2)	1,410	1,413
Asset Backed Funding Certificates 2005-AQ1, A6 4.780%, 1/25/35	42	43
Aventura Mall Trust
2013-AVM, C 144A, 3.743%, 12/5/32(1)(2)	1,130	1,149
2013-AVM, A 144A, 3.743%, 12/5/32(1)(2)	1,721	1,748
Banc of America Funding Trust
2004-B, 2A1, 3.835%, 11/20/34(1)	24	24
2005-1, 1A1, 5.500%, 2/25/35	109	109
2006-2, 3A1, 6.000%, 3/25/36	26	26
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1, 6.000%, 10/25/34	272	280

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2004-24CB, 1A1, 6.000%, 11/25/34	$183	$184
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 3.677%, 8/25/34(1)	538	538
Bayview Commercial Asset Trust 2006-2A, A2 144A , (1 month LIBOR + 0.280%) 2.371%, 7/25/36(1)(2)	268	259
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37	171	174
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	307	306
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(2)	367	361
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(2)	565	564
BX Trust 2018-MCSF, A 144A, (1 month LIBOR + 0.577%) 2.650%, 4/15/35(1)(2)	550	545
2018-GW, B 144A, (1 month LIBOR + 1.020%) 3.093%, 5/15/35(1)(2)	1,265	1,262
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	590	595
Centex Home Equity Loan Trust 2002-A, AF6, 5.540%, 1/25/32	44	44
2004-D, AF5, 5.850%, 9/25/34	248	255
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(2)	750	726
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2, 6.750%, 8/25/34	133	143
2014-A, A 144A, 4.000%, 1/25/35(1)(2)	351	355
144A, 3.000%, 5/25/42(1)(2)	1,422	1,396
2015-PS1, A1 144A, 3.750%, 9/25/42(1)(2)	252	252
2015-A, A1 144A, 3.500%, 6/25/58(1)(2)	696	692
Cold Storage Trust 2017-ICE3, A 144A , (1 month LIBOR + 1.000%) 3.073%, 4/15/36(1)(2)	1,090	1,094
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(2)	535	532
Colony Multi-Family Mortgage Trust 2014-1, A 144A 2.543%, 4/20/50(2)	99	98
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 4.223%, 12/17/33(1)(2)	1,000	1,000
COLT Mortgage Loan Trust Funding LLC

	PAR VALUE	VALUE
Non-Agency—(continued)
2016-2, A1 144A, 2.750%, 9/25/46(1)(2)	$548	$546
2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	312	311
2018-1, A1 144A, 2.930%, 2/25/48(1)(2)	1,461	1,454
2018-2, A1 144A, 3.470%, 7/27/48(1)(2)	712	712
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(2)	460	488
Commercial Mortgage Trust 2014-277P, A 144A 3.732%, 8/10/49(1)(2)	2,595	2,606
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3, 5.250%, 11/25/33	38	39
2003-AR30, 5A1, 3.867%, 1/25/34(1)	222	228
Credit Suisse Mortgage Capital Trust
2016-BDWN, A 144A, (1 month LIBOR + 2.900%) 4.973%, 2/15/29(1)(2)	875	878
2013-HYB1, A16 144A, 3.014%, 4/25/43(1)(2)	750	746
2014-IVR2, A2 144A, 3.787%, 4/25/44(1)(2)	660	660
2017-FHA1, A1 144A, 3.250%, 4/25/47(1)(2)	670	655
Deephaven Residential Mortgage Trust
2017-1A, A1 144A, 2.725%, 12/26/46(1)(2)	202	201
2017-2A, A1 144A, 2.453%, 6/25/47(1)(2)	179	177
2017-3A, A3 144A, 2.813%, 10/25/47(1)(2)	560	556
2018-1A, A1 144A, 2.976%, 12/25/57(1)(2)	1,265	1,257
2018-A, A1 144A, 3.479%, 4/25/58(1)(2)	1,183	1,183
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.495%, 12/15/34(1)(2)	810	807
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(1)(2)	931	926
2018-1, A23 144A, 3.500%, 11/25/57(1)(2)	639	630
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 4.231%, 6/25/34(1)	96	97
GSAA Home Equity Trust
2005-1, AF4, 5.619%, 11/25/34	101	103
2005-12, AF3W, 4.999%, 9/25/35(1)	38	39
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	329	340
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(2)	1,070	1,043
Hospitality Mortgage Trust 2017-HIT, B 144A , (1 month LIBOR + 1.180%) 3.210%, 5/8/30(1)(2)	1,045	1,045
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	82	82

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Jefferies Resecuritization Trust 2014-R1, 1A1 144A 4.000%, 12/27/37(1)(2)	$7	$7
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
2004-1, 21A1, 3.912%, 4/25/34(1)	50	50
2004-9, 22A1, 3.977%, 11/25/34(1)	364	369
2004-10, 21A1, 3.837%, 1/25/35(1)	460	463
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-S8, A2, 5.000%, 9/25/18	1	1
2003-AR6, A1, 4.211%, 6/25/33(1)	184	186
2003-AR4, 2A1, 3.235%, 8/25/33(1)	117	116
JPMorgan Chase Commercial Mortgage Securities Trust
2010-CNTR, A2 144A, 4.311%, 8/5/32(2)	79	80
2015-SGP, B 144A, (1 month LIBOR + 2.750%) 4.823%, 7/15/36(1)(2)	759	763
2011-C4, A3 144A, 4.106%, 7/15/46(2)	103	103
2014-C22, A4, 3.801%, 9/15/47	1,695	1,720
JPMorgan Chase Mortgage Trust
2014-2, AM 144A, 3.397%, 6/25/29(1)(2)	1,222	1,217
2014-2, 2A2 144A, 3.500%, 6/25/29(1)(2)	545	546
2006-A2, 4A1, 4.165%, 8/25/34(1)	95	96
2004-A4, 2A1, 3.684%, 9/25/34(1)	94	95
2005-A4, 3A1, 4.095%, 7/25/35(1)	342	347
2014-1, 2A12 144A, 3.500%, 1/25/44(1)(2)	717	703
2015-1, AM1 144A, 2.897%, 12/25/44(1)(2)	495	495
2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	636	631
2015-5, A2 144A, 2.972%, 5/25/45(1)(2)	637	634
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	1,002	993
2011-C4, A4 144A, 4.388%, 7/15/46(2)	295	303
2017-3, 2A2 144A, 2.500%, 8/25/47(1)(2)	1,004	963
2017-5, A1 144A, 3.173%, 10/26/48(1)(2)	2,876	2,837
2017-4, A3 144A, 3.500%, 11/25/48(1)(2)	216	211
LoanDepot Station Place Agency Securitization Trust 2017-LD1, C 144A , (1 month LIBOR + 1.300%) 3.391%, 11/25/50(1)(2)(12)	775	775
MASTR Alternative Loan Trust
2003-8, 2A1, 5.750%, 11/25/33	87	90
2004-4, 6A1, 5.500%, 4/25/34	121	125
2004-7, 9A1, 6.000%, 8/25/34	105	108
2005-2, 2A1, 6.000%, 1/25/35	368	381

	PAR VALUE	VALUE
Non-Agency—(continued)
MASTR Asset Securitization Trust 2005-1, 1A1 5.000%, 5/25/20	$38	$38
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)	238	243
Mill City Mortgage Trust
2015-1, A3 144A, 3.000%, 6/25/56(1)(2)	600	593
2016-1, A1 144A, 2.500%, 4/25/57(1)(2)	1,029	1,010
2017-1, A1 144A, 2.750%, 11/25/58(1)(2)	408	402
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,556
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(2)	1,660	1,607
Morgan Stanley Capital I Trust 2017-CLS, A 144A , (1 month LIBOR + 0.700%) 2.773%, 11/15/34(1)(2)	1,080	1,079
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.967%, 6/25/44(1)(2)	353	347
Motel 6 Trust 2017-MTL6, A 144A , (1 month LIBOR + 0.920%) 2.993%, 8/15/34(1)(2)	1,168	1,168
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	130	134
New Residential Mortgage Loan Trust
2016-2A, A1 144A, 3.750%, 11/26/35(1)(2)	2,265	2,272
2014-1A, A 144A, 3.750%, 1/25/54(1)(2)	1,479	1,483
2014-2A, A3 144A, 3.750%, 5/25/54(1)(2)	141	142
2014-3A, AFX3 144A, 3.750%, 11/25/54(1)(2)	1,260	1,258
2015-2A, A1 144A, 3.750%, 8/25/55(1)(2)	1,718	1,721
2016-1A, A1 144A, 3.750%, 3/25/56(1)(2)	1,017	1,019
2016-3A, A1 144A, 3.750%, 9/25/56(1)(2)	978	978
2016-4A, A1 144A, 3.750%, 11/25/56(1)(2)	1,990	1,992
2017-2A, A3 144A, 4.000%, 3/25/57(1)(2)	425	431
2018-1A, A1A 144A, 4.000%, 12/25/57(1)(2)	241	242
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.816%, 3/25/35(1)	1,266	1,282
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(2)	1,845	1,826
Onslow Bay Financial LLC 2018-1, A2 144A , (1 month LIBOR + 0.650%) 2.741%, 6/25/57(1)(2)	1,346	1,348
Pretium Mortgage Credit Partners I LLC
2017-NPL3, A1 144A, 3.250%, 6/29/32(2)	78	77
2017-NPL5, A1 144A, 3.327%, 12/30/32(1)(2)	833	830
2018-NPL1 144A, 3.375%, 1/27/33(2)	1,003	994

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2017-NPL2, A1 144A, 3.250%, 3/28/57(2)	$444	$443
Progress Residential Trust 2017-SFR1, B 144A 3.017%, 8/17/34(2)	690	667
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(2)	196	195
RETL 2018-RVP, C 144A , (1 month LIBOR + 2.050%) 4.123%, 3/15/33(1)(2)	720	723
Sequoia Mortgage Trust 2015-4, A1 144A 3.000%, 11/25/30(1)(2)	2,037	2,014
Starwood Waypoint Homes Trust 2017-1, A 144A , (1 month LIBOR + 0.950%) 3.035%, 1/17/35(1)(2)	677	679
Structured Adjustable Rate Mortgage Loan Trust
2004-1, 6A, 4.110%, 2/25/34(1)	455	454
2004-4, 3A2, 3.915%, 4/25/34(1)	493	500
2004-4, 3A1, 3.915%, 4/25/34(1)	102	103
2004-14, 7A, 3.834%, 10/25/34(1)	193	194
Structured Asset Securities Corp. 2003-37A, 2A 3.688%, 12/25/33(1)	102	102
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
2003-33H, 1A1, 5.500%, 10/25/33	320	326
2003-34A, 6A, 4.154%, 11/25/33(1)	279	278
Towd Point Mortgage Trust
2015-3, A1B 144A, 3.000%, 3/25/54(1)(2)	387	384
2016-1, A1B 144A, 2.750%, 2/25/55(1)(2)	447	441
2015-5, A1B 144A, 2.750%, 5/25/55(1)(2)	699	689
2015-5, A2 144A, 3.500%, 5/25/55(1)(2)	275	273
2016-2, A1 144A, 3.000%, 8/25/55(1)(2)	257	253
2016-3, A1 144A, 2.250%, 4/25/56(1)(2)	830	811
2016-4, A1 144A, 2.250%, 7/25/56(1)(2)	607	591
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	360	347
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(2)	131	130
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(2)	678	677
Vericrest Opportunity Loan Trust LVIII LLC 2017-NPL5, A1 144A 3.375%, 5/28/47(2)	65	64
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(2)	761	756
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(2)	240	238

	PAR VALUE	VALUE
Non-Agency—(continued)
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)	$1,012	$1,007
Verus Securitization Trust 2017-1A, A1 144A, 2.853%, 1/25/47(1)(2)	188	188
2017-2A, A1 144A, 2.485%, 7/25/47(1)(2)	990	979
2018-1, A1 144A, 2.929%, 2/25/48(1)(2)	1,586	1,572
2018-1, A1 144A, 4.052%, 3/25/58(1)(2)	678	678
VSD 2017-PLT1, A 3.600%, 12/25/43	212	211
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1, 3.600%, 6/25/33(1)	49	50
2003-J, 2A1, 3.482%, 10/25/33(1)	109	111
2003-J, 5A1, 3.490%, 10/25/33(1)	187	190
2004-A, A1, 3.790%, 2/25/34(1)	52	54
2004-K, 1A2, 4.485%, 7/25/34(1)	168	171
2004-U, A1, 3.875%, 10/25/34(1)	55	55
2004-Z, 2A1, 3.738%, 12/25/34(1)	119	121
2005-AR12, 2A5, 3.895%, 6/25/35(1)	1,391	1,423
2005-14, 2A1, 5.500%, 12/25/35	45	47

		98,548

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $113,918)		112,830

ASSET-BACKED SECURITIES—29.8%
Auto Floor Plan—0.7%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A , (1 month LIBOR + 1.750%) 3.841%, 9/27/21(1)(2)	1,710	1,713
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(2)	920	905

		2,618

Automobiles—19.0%
ACC Trust 2018-1, A 144A 3.700%, 12/21/20(2)	816	816
American Credit Acceptance Receivables Trust
2016-1A, B 144A, 4.240%, 6/13/22(2)	267	268
2017-2, C 144A, 2.860%, 6/12/23(2)	920	915
AmeriCredit Automobile Receivables Trust
2014-1, D, 2.540%, 6/8/20	650	650
2016-1, B, 2.300%, 3/8/21	2,330	2,323
2015-3, C, 2.730%, 3/8/21	615	615
2016-2, B, 2.210%, 5/10/21	1,000	996
2015-4, C, 2.880%, 7/8/21	700	699

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)
2016-4, C, 2.410%, 7/8/22	$725	$713
2017-1, C, 2.710%, 8/18/22	915	905
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(2)	885	880
Avis Budget Rental Car Funding LLC
(AESOP) 2013-1A, A 144A, 1.920%, 9/20/19(2)	780	779
(AESOP) 2013-2A, A 144A, 2.970%, 2/20/20(2)	1,905	1,906
(AESOP) 2015-2A, A 144A, 2.630%, 12/20/21(2)	910	899
(AESOP) 2016-1A, A 144A, 2.990%, 6/20/22(2)	800	792
California Republic Auto Receivables Trust
2015-3, B, 2.700%, 9/15/21	650	647
2016-1, B, 3.430%, 2/15/22	785	784
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	920	904
CarFinance Capital Auto Trust 2014-2A, B 144A 2.640%, 11/16/20(2)	299	299
CarMax Auto Owner Trust
2014-4, B, 2.200%, 9/15/20	700	698
2015-2, C, 2.390%, 3/15/21	1,495	1,487
2016-2, B, 2.160%, 12/15/21	750	738
2017-1, B, 2.540%, 9/15/22	900	885
CarNow Auto Receivables Trust 2017-1A, A 144A 2.920%, 9/15/22(2)	603	600
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	864	854
Chrysler Capital Auto Receivables Trust
2014-BA, D 144A, 3.440%, 8/16/21(2)	750	752
2015-BA, D 144A, 4.170%, 1/16/23(2)	965	971
CPS Auto Receivables Trust 2017-C, B 144A 2.300%, 7/15/21(2)	1,085	1,076
Drive Auto Receivables Trust
2016-CA, C 144A, 3.020%, 11/15/21(2)	1,555	1,556
2015-DA, C 144A, 3.380%, 11/15/21(2)	606	608
2017-AA, C 144A, 2.980%, 1/18/22(2)	900	900
DT Auto Owner Trust
2015-3A, C 144A, 3.250%, 7/15/21(2)	146	146
2016-2A, C 144A, 3.670%, 1/18/22(2)	535	537
2016-3A, C 144A, 3.150%, 3/15/22(2)	719	720
2016-4A, C 144A, 2.740%, 10/17/22(2)	1,200	1,199
2018-1A, C 144A, 3.470%, 12/15/23(2)	910	909
Exeter Automobile Receivables Trust 2014-2A, C 144A, 3.260%, 12/16/19(2)	63	63

	PAR VALUE	VALUE
Automobiles—(continued)
2015-1A, C 144A, 4.100%, 12/15/20(2)	$922	$927
2015-2A, C 144A, 3.900%, 3/15/21(2)	1,510	1,522
2016-3A, B 144A, 2.840%, 8/16/21(2)	1,400	1,399
2017-1A, B 144A, 3.000%, 12/15/21(2)	910	909
2017-3A, B 144A, 2.810%, 9/15/22(2)	545	539
2018-1A, C 144A, 3.030%, 1/17/23(2)	2,200	2,178
2018-2A, C 144A, 3.690%, 3/15/23(2)	915	914
First Investors Auto Owner Trust
2016-2A, C 144A, 2.530%, 7/15/22(2)	1,490	1,466
2017-2A, B 144A, 2.650%, 11/15/22(2)	900	889
Flagship Credit Auto Trust
2016-1, A 144A, 2.770%, 12/15/20(2)	201	201
2014-2, D 144A, 5.210%, 2/15/21(2)	905	918
2015-2, C 144A, 4.080%, 12/15/21(2)	505	510
2016-2, B 144A, 3.840%, 9/15/22(2)	825	831
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A, 2.870%, 10/15/21(2)	488	487
2017-1, B 144A, 3.050%, 12/15/22(2)	855	844
2018-1, C 144A, 3.680%, 8/15/23(2)	910	905
GLS Auto Receivables Trust
2018-1A, A 144A, 2.820%, 7/15/22(2)	863	858
2017-1A, C 144A, 3.500%, 7/15/22(2)	560	557
GM Financial Consumer Automobile Receivables Trust 2017-1A, B 144A 2.300%, 6/16/23(2)	915	898
Hertz Vehicle Financing II LP
2015-2A, A 144A, 2.020%, 9/25/19(2)	1,080	1,078
2016-1A, A 144A, 2.320%, 3/25/20(2)	750	747
2015-1A, A 144A, 2.730%, 3/25/21(2)	735	727
2016-4A, A 144A, 2.650%, 7/25/22(2)	1,120	1,091
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(2)	1,105	1,103
Hyundai Auto Receivables Trust
2014-B, D, 2.510%, 12/15/20	400	400
2015-A, D, 2.730%, 6/15/21	550	550
2015-C, B, 2.150%, 11/15/21	1,500	1,489
OneMain Direct Auto Receivables Trust
2016-1A, B 144A, 2.760%, 5/15/21(2)	645	645
2017-2A, C 144A, 2.820%, 7/15/24(2)	925	911
Santander Drive Auto Receivables Trust
2014-4, D, 3.100%, 11/16/20	1,095	1,097
2016-2, B, 2.080%, 2/16/21	815	814
2016-1, C, 3.090%, 4/15/22	2,010	2,012

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)
2017-1, C, 2.580%, 5/16/22	$915	$909
2018-2, C, 3.350%, 7/17/23	920	920
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(2)	894	891
Westlake Automobile Receivables Trust
2016-2A, C 144A, 2.830%, 5/17/21(2)	1,030	1,030
2016-3A, B 144A, 2.070%, 12/15/21(2)	1,688	1,684
2017-2A, C 144A, 2.590%, 12/15/22(2)	910	900
2018-1A, C 144A, 2.920%, 5/15/23(2)	935	927

		69,166

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	91	90

Manufactured Housing—0.1%
Associates Manufactured Housing Pass-Through Certificates 1996-1, B1 8.000%, 3/15/27(1)	175	177

Other—8.5%
Ajax Mortgage Loan Trust 2017-B, A 144A 3.163%, 9/25/56(1)(2)	513	503
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	777	762
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(2)	920	916
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(2)	667	652
BXG Receivables Note Trust
2012-A, A 144A, 2.660%, 12/2/27(2)	30	30
2013-A, A 144A, 3.010%, 12/4/28(2)	111	109
2015-A, A 144A, 2.880%, 5/2/30(2)	259	254
CoreVest American Finance Trust
2017-1, A 144A, 2.968%, 10/15/49(2)	197	193
2018-1, A 144A, 3.804%, 6/15/51(2)	720	720
DB Master Finance LLC 2015-1A, A2II 144A 3.980%, 2/20/45(2)	885	888
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	830	821
Diamond Resorts Owner Trust
2014-1, A 144A, 2.540%, 5/20/27(2)	413	412
2017-1A, A 144A, 3.270%, 10/22/29(2)	620	605

	PAR VALUE	VALUE
Other—(continued)
Fairway Outdoor Funding LLC 2012-1A, A2 144A 4.212%, 10/15/42(2)	$906	$909
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(2)	202	199
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(2)	905	892
Hilton Grand Vacations Trust
2013-A, A 144A, 2.280%, 1/25/26(2)	400	398
2014-AA, A 144A, 1.770%, 11/25/26(2)	125	123
2017-AA, A 144A, 2.660%, 12/26/28(2)	639	628
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	900	903
Marlette Funding Trust 2018-1A, A 144A 2.610%, 3/15/28(2)	727	725
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(2)	161	160
MVW Owner Trust
2015-1A, B 144A, 2.960%, 12/20/32(2)	211	207
2016-1A, A 144A, 2.250%, 12/20/33(2)	607	592
2017-1A, A 144A, 2.420%, 12/20/34(2)	942	919
OneMain Financial Issuance Trust
2015-1A, A 144A, 3.190%, 3/18/26(2)	931	933
2018-1A, A 144A, 3.300%, 3/14/29(2)	920	917
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(2)	905	905
Orange Lake Timeshare Trust
2012-AA, A 144A, 3.450%, 3/10/27(2)	195	195
2015-AA, A 144A, 2.880%, 9/8/27(2)	211	207
2018-A, A 144A, 3.100%, 11/8/30(2)	318	315
Pretium Mortgage Credit Partners I LLC 2018-NPL3, A1 144A 4.125%, 8/27/33(2)	540	540
Prosper Marketplace Issuance Trust 2018-1A, A 144A 3.110%, 6/17/24(2)	778	778
Sierra Receivables Funding Co., LLC 2017-1A, A 144A 2.910%, 3/20/34(2)	845	838
Sierra Timeshare Receivables Funding LLC
2014-1A, A 144A, 2.070%, 3/20/30(2)	52	52
2014-2A, A 144A, 2.050%, 6/20/31(1)(2)	33	33
2016-1A, A 144A, 3.080%, 3/21/33(2)	255	255
2016-2A, A 144A, 2.330%, 7/20/33(2)	325	321
Silverleaf Finance LLC XVIII 2014-A, A 144A 2.810%, 1/15/27(2)	659	659

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Other—(continued)
SoFi Consumer Loan Program LLC
2016-3, A 144A, 3.050%, 12/26/25(2)	$968	$965
2017-1, A 144A, 3.280%, 1/26/26(2)	1,209	1,208
2017-5, A2 144A, 2.780%, 9/25/26(2)	545	536
2017-6, A2 144A, 2.820%, 11/25/26(2)	925	917
2018-2, A2 144A, 3.350%, 4/26/27(2)	920	922
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(2)	1,090	1,084
SVO VOI Mortgage Corp. 2012-AA, A 144A 2.000%, 9/20/29(2)	653	642
Taco Bell Funding LLC 2016-1A, A21 144A 3.832%, 5/25/46(2)	896	897
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(2)	762	751
VSE VOI Mortgage LLC
2016-A, A 144A, 2.540%, 7/20/33(2)	858	839
2017-A, A 144A, 2.330%, 3/20/35(2)	743	721
Welk Resorts LLC
2013-AA, A 144A, 3.100%, 3/15/29(2)	69	69
2015-AA, A 144A, 2.790%, 6/16/31(2)	173	170
Westgate Resorts LLC 2016-1A, A 144A 3.500%, 12/20/28(2)	750	748

		30,937

Student Loans—1.5%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(2)	648	635
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(2)	165	165
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(2)	629	614
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(2)	920	896
SLM Private Education Loan Trust
2014-A, A2A 144A, 2.590%, 1/15/26(2)	729	727
2013-B, A2A 144A, 1.850%, 6/17/30(2)	596	592
2013-C, A2A 144A, 2.940%, 10/15/31(2)	147	147
SoFi Professional Loan Program LLC
2014-B, A2 144A, 2.550%, 8/27/29(2)	280	278
2015-A, A2 144A, 2.420%, 3/25/30(2)	110	109
2016-A, A2 144A, 2.760%, 12/26/36(2)	319	315
2017-B, A1FX 144A, 1.830%, 5/25/40(2)	383	381

	PAR VALUE	VALUE
Student Loans—(continued)
2017-C, A2A 144A, 1.750%, 7/25/40(2)	$569	$564

		5,423

TOTAL ASSET-BACKED SECURITIES (Identified Cost $109,069)		108,411

CORPORATE BONDS AND NOTES—23.7%
Consumer Discretionary—2.6%
Aptiv plc 3.150%, 11/19/20	540	536
Daimler Finance North America LLC 144A 2.200%, 10/30/21(2)	1,195	1,143
Discovery Communications LLC 3.300%, 5/15/22	920	904
Ford Motor Credit Co., LLC 5.750%, 2/1/21	400	420
General Motors Financial Co., Inc.
3.700%, 11/24/20	670	673
4.200%, 3/1/21	405	411
3.200%, 7/6/21	975	962
4.150%, 6/19/23	276	276
GLP Capital LP 5.250%, 6/1/25	640	640
Horton (D.R.), Inc. 4.750%, 2/15/23	895	923
Hyundai Capital America 144A 2.450%, 6/15/21(2)	855	825
Lennar Corp.
2.950%, 11/29/20	685	668
5.250%, 6/1/26	565	554
Newell Brands, Inc. 3.150%, 4/1/21	279	276
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	174

		9,385

Consumer Staples—0.8%
Campbell Soup Co.
3.300%, 3/15/21	225	224
3.650%, 3/15/23	555	545
CVS Health Corp.
(3 month LIBOR + 0.720%) 3.047%, 3/9/21(1)	265	266
3.700%, 3/9/23	761	753
Kraft Heinz Foods Co. (The)
3.500%, 7/15/22	90	89
4.000%, 6/15/23	920	917

		2,794

Energy—2.3%
Anadarko Petroleum Corp. 4.850%, 3/15/21	530	545
Andeavor Logistics LP 3.500%, 12/1/22	1,000	977

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Enbridge Energy Partners LP 4.375%, 10/15/20	$90	$92
Energy Transfer Equity LP 4.250%, 3/15/23	315	304
Energy Transfer Partners LP 4.500%, 11/1/23	310	312
EP Energy LLC 144A 8.000%, 11/29/24(2)	70	71
Kinder Morgan, Inc.
3.150%, 1/15/23	1,005	970
144A, 5.625%, 11/15/23(2)	85	90
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(2)	750	693
144A, 5.999%, 1/27/28(2)	904	818
Petroleos Mexicanos 4.875%, 1/24/22	1,370	1,382
Range Resources Corp. 5.000%, 3/15/23	510	495
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,240	1,334
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	270	268

		8,351

Financials—8.3%
Ares Capital Corp. 3.500%, 2/10/23	740	705
Aviation Capital Group LLC
144A, 2.875%, 9/17/18(2)	115	115
144A, 3.875%, 5/1/23(2)	1,058	1,055
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(2)	755	681
Bank of America Corp.
5.490%, 3/15/19	66	67
Series L, 2.650%, 4/1/19	350	350
(3 month LIBOR + 1.180%) 3.542%, 10/21/22(1)	1,115	1,135
4.200%, 8/26/24	1,375	1,382
(3 month LIBOR + 0.770%) 3.133%, 2/5/26(1)	277	272
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(3)	520	534
Capital One N.A. 2.950%, 7/23/21	1,085	1,066
Citigroup, Inc., (3 month LIBOR + 1.250%) 3.576%, 7/1/26(1)	1,080	1,080
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(2)	895	876
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)	935	940
First Tennessee Bank N.A. 2.950%, 12/1/19	250	249
FS Investment Corp.
4.250%, 1/15/20	300	301

	PAR VALUE	VALUE
Financials—(continued)
4.750%, 5/15/22	$185	$184
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	337
3.000%, 4/26/22	900	880
4.250%, 10/21/25	320	315
(3 month LIBOR + 1.170%) 3.491%, 5/15/26(1)	900	889
(3 month LIBOR + 1.750%) 4.109%, 10/28/27(1)	2,015	2,055
Guanay Finance Ltd. 144A 6.000%, 12/15/20(2)	551	553
HSBC Holdings plc
2.950%, 5/25/21	860	848
(3 month LIBOR + 1.500%) 3.837%, 1/5/22(1)	476	490
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	264
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	250	249
(3 month LIBOR + 0.750%) 3.113%, 11/8/20(1)	370	370
2.957%, 11/8/22	370	359
iStar, Inc. 5.250%, 9/15/22	380	370
JPMorgan Chase & Co. 2.250%, 1/23/20	540	533
KeyCorp 5.100%, 3/24/21	185	193
Lincoln National Corp.
4.200%, 3/15/22	470	481
(3 month LIBOR + 2.040%) 4.399%, 4/20/67(1)(4)	75	70
Macquarie Group Ltd. 144A 3.000%, 12/3/18(2)	75	75
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(2)	650	640
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	542
Morgan Stanley
(3 month LIBOR + 0.930%) 3.292%, 7/22/22(1)	725	731
4.100%, 5/22/23	730	733
(3 month LIBOR + 1.400%) 3.759%, 10/24/23(1)	730	747
Navient Corp. 6.500%, 6/15/22	473	484
Nuveen Finance LLC 144A 2.950%, 11/1/19(2)	430	428
Santander Holdings USA, Inc. 3.700%, 3/28/22	910	896
SBA Tower Trust
144A, 3.156%, 10/8/20(2)	750	744
144A, 2.877%, 7/9/21(2)	800	777
144A, 3.168%, 4/11/22(2)	730	714
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(2)	800	736
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	530	478
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(2)	400	385

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Wells Fargo & Co. , (3 month LIBOR + 1.230%) 3.589%, 10/31/23(1)	$730	$745
XLIT Ltd. 2.300%, 12/15/18	135	134

		30,237

Health Care—2.5%
AbbVie, Inc.
2.300%, 5/14/21	495	481
3.200%, 11/6/22	45	44
2.850%, 5/14/23	495	477
Allergan Funding SCS
3.000%, 3/12/20	85	85
3.450%, 3/15/22	90	88
Anthem, Inc.
3.500%, 8/15/24	550	536
3.350%, 12/1/24	215	208
Becton Dickinson & Co.
(3 month LIBOR + 0.875%) 3.209%, 12/29/20(1)	303	304
2.894%, 6/6/22	322	311
3.363%, 6/6/24	192	184
Cardinal Health, Inc. 2.616%, 6/15/22	735	704
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(2)	95	97
Mylan NV
3.150%, 6/15/21	230	227
3.950%, 6/15/26	900	860
Mylan, Inc. 144A 3.125%, 1/15/23(2)	1,115	1,070
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	435	416
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(2)	550	521
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(2)	105	109
Zimmer Biomet Holdings, Inc.
(3 month LIBOR + 0.750%) 3.076%, 3/19/21(1)	1,100	1,102
3.150%, 4/1/22	1,200	1,178

		9,002

Industrials—1.5%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	766	816
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(2)	376	384
CNH Industrial N.V. 4.500%, 8/15/23	1,314	1,321

	PAR VALUE	VALUE
Industrials—(continued)
General Dynamics Corp.
2.875%, 5/11/20	$370	$370
3.000%, 5/11/21	225	224
Masco Corp. 5.950%, 3/15/22	224	240
Penske Truck Leasing Co., LP
RegS, 2.500%, 6/15/19(3)	150	149
144A, 4.125%, 8/1/23(2)	895	897
Pitney Bowes, Inc. 4.375%, 5/15/22	858	778
TransDigm, Inc. 6.500%, 7/15/24	395	402

		5,581

Information Technology—0.7%
Broadcom Corp.
2.375%, 1/15/20	545	538
3.000%, 1/15/22	385	374
Dell International LLC 144A 5.450%, 6/15/23(2)	685	717
Hewlett Packard Enterprise Co. 2.850%, 10/5/18	127	127
VMware, Inc.
2.300%, 8/21/20	225	220
2.950%, 8/21/22	465	446

		2,422

Materials—1.7%
ArcelorMittal 6.125%, 6/1/25	775	835
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	450	436
Glencore Funding LLC 144A 4.125%, 5/30/23(2)	900	898
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(2)	680	685
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(2)	380	361
144A, 5.000%, 5/1/25(2)	520	493
OCP SA 144A 5.625%, 4/25/24(2)	790	808
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(2)(7)	1,075	1,053
Syngenta Finance NV 144A,
3.698%, 4/24/20(2)	365	364
144A, 3.933%, 4/23/21(2)	365	364

		6,297

Real Estate—0.9%
Brixmor Operating Partnership LP 3.875%, 8/15/22	140	139
Corporate Office Properties LP 3.700%, 6/15/21	220	218

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—(continued)
Healthcare Trust of America Holdings LP
3.375%, 7/15/21	$135	$134
2.950%, 7/1/22	920	890
Hospitality Properties Trust 4.650%, 3/15/24	430	430
Select Income REIT 4.150%, 2/1/22	580	576
Senior Housing Properties Trust 3.250%, 5/1/19	125	125
Ventas Realty LP 2.700%, 4/1/20	152	151
West Europe Finance LLC 144A 3.250%, 10/5/20(2)	535	534

		3,197

Telecommunication Services—1.5%
AT&T, Inc.
2.800%, 2/17/21	910	895
144A, (3 month LIBOR + 0.890%) 3.245%, 2/15/23(1)(2)	475	480
Axtel SAB de C.V. 144A 6.375%, 11/14/24(2)	550	521
Crown Castle International Corp. 4.875%, 4/15/22	930	959
Frontier Communications Corp. 7.625%, 4/15/24	525	362
Level 3 Financing, Inc. 5.375%, 1/15/24	725	711
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(2)	731	723
Verizon Communications, Inc., (3 month LIBOR + 1.100%) 3.443%, 5/15/25(1)	906	905

		5,556

Utilities—0.9%
Exelon Corp.
2.850%, 6/15/20	805	798
3.497%, 6/1/22	571	565
PNM Resources, Inc. 3.250%, 3/9/21	810	804
PSEG Power LLC 3.850%, 6/1/23	297	295
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(2)	735	709

		3,171

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $87,737)		85,993

LEVERAGED LOANS(1)—7.8%
Aerospace—0.9%
American Airlines, Inc. Tranche B , (1 month LIBOR + 2.000%) 4.094%, 4/28/23	647	639
TransDigm, Inc.

	PAR VALUE	VALUE
Aerospace—(continued)
Tranche F, (1 month LIBOR + 2.500%) 4.594%, 6/9/23	$733	$728
Tranche E, (1 month LIBOR + 2.500%) 4.594%, 5/30/25	232	230
United Airlines, Inc. Refinanced , (1 month LIBOR + 1.750%) 3.844%, 4/1/24	1,550	1,533

		3,130

Consumer Durables—0.0%
Fluidra, S.A. , (3 month LIBOR + 2.250%) 0.000%, 7/2/25(9)	180	179

Consumer Non-Durables—0.0%
Energizer Holdings, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 6/20/25(9)	135	135

Energy—0.1%
Delek US Holdings, Inc. , (1 month LIBOR + 2.500%) 4.594%, 3/31/25	274	273
Paragon Offshore Finance Co. , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(6)(8)(9)	1	—

		273

Financial—0.1%
FinCo I LLC , (3 month LIBOR + 2.000%) 4.094%, 12/27/22	223	223

Food and Drug—0.1%
Albertson’s LLC
Tranche B-4, (1 month LIBOR + 2.750%) 4.844%, 8/25/21	184	182
Tranche B-5, (3 month LIBOR + 3.000%) 5.337%, 12/21/22	329	326

		508

Food/Tobacco—0.3%
Aramark Intermediate HoldCo Corp.
Tranche B-2, (3 month LIBOR + 1.750%) 0.000%, 3/28/24(9)	359	358
Tranche B-3, (3 month LIBOR + 1.750%) 4.084%, 3/11/25	369	368
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.835%, 10/30/22	242	240

		966

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Gaming/Leisure—1.7%
Aristocrat Leisure Ltd. Tranche B-3 , (3 month LIBOR + 1.750%) 4.105%, 10/19/24	$665	$660
Boyd Gaming Corp. Refinancing, Tranche B , (weekly LIBOR + 2.500%) 4.488%, 9/15/23	765	766
CityCenter Holdings LLC Tranche B , (1 month LIBOR + 2.250%) 4.344%, 4/18/24	616	612
El Dorado Resorts, Inc. , (2 month LIBOR + 2.250%) 4.375%, 4/17/24	485	483
GVC Holdings plc Tranche B-2 , (1 month LIBOR + 2.500%) 0.000%, 3/29/24(9)	474	472
Hilton Worldwide Finance LLC Tranche B-2 , (1 month LIBOR + 1.750%) 3.841%, 10/25/23	633	633
Las Vegas Sands LLC 2018 Refinancing , (1 month LIBOR + 1.750%) 3.844%, 3/27/25	952	945
MGM Growth Properties Operating Partnership LP Tranche B , (1 month LIBOR + 2.000%) 4.094%, 3/21/25	279	277
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.882%, 8/14/24	20	20
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 4.600%, 6/8/23	359	358
Wyndham Hotels & Resorts, Inc. Tranche B , (weekly LIBOR + 1.750%) 3.726%, 5/30/25	895	893

		6,119

Healthcare—1.3%
Community Health Systems, Inc. 2021, Tranche H , (3 month LIBOR + 3.250%) 5.557%, 1/27/21	435	424
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 6.375%, 4/29/24	510	509
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 5.100%, 12/1/23	352	351
HCA, Inc. Tranche B-11 , (1 month LIBOR + 1.750%) 3.844%, 3/17/23	1,802	1,802
Iqvia, Inc. Tranche B-3 , (3 month LIBOR + 1.750%) 0.000%, 6/11/25(9)	720	713
Syneos Health, Inc. Tranche B , (1 month LIBOR + 2.000%) 4.094%, 8/1/24	275	273
Valeant Pharmaceuticals International, Inc. , (1 month LIBOR + 3.000%) 4.983%, 6/2/25	483	481

		4,553

	PAR VALUE	VALUE
Housing—0.1%
GGP, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 5/7/25(9)	$545	$535

Information Technology—0.6%
Kronos, Inc. First Lien , (3 month LIBOR + 3.000%) 5.358%, 11/1/23	488	486
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 5.363%, 11/3/23	824	812
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	256	256
Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	97	97
Western Digital Corp. Tranche B-4 , (1 month LIBOR + 1.750%) 3.844%, 4/29/23	452	452

		2,103

Media/Telecom - Broadcasting—0.1%
Sinclair Television Group, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 12/12/24(9)	490	488

Media/Telecom - Cable/Wireless Video—0.6%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.344%, 7/28/25	745	739
Charter Communications Operating LLC Tranche B , (1 month LIBOR + 2.000%) 4.100%, 4/30/25	1,104	1,102
Telenet Financing USD LLC , (1 month LIBOR + 2.250%) 4.323%, 8/15/26	185	183

		2,024

Media/Telecom - Diversified Media—0.2%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.594%, 2/28/25	379	376
Meredith Corp. , (1 month LIBOR + 3.000%) 5.094%, 1/31/25	374	374

		750

Media/Telecom - Telecommunications—0.6%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.844%, 1/31/25	1,345	1,316
Level 3 Financing, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.334%, 2/22/24	913	910

		2,226

See Notes to Schedules of Investments

11

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Media/Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC , (1 month LIBOR + 2.000%) 4.100%, 4/11/25	$405		$402

Service—0.4%
ASGN, Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 4/2/25	148		148
First Data Corp. Tranche-A , (1 month LIBOR + 2.000%) 4.091%, 4/26/24	920		914
Trans Union LLC Tranche B-4 , (3 month LIBOR + 2.000%) 0.000%, 6/19/25(9)	430		428

			1,490

Utility—0.6%
Calpine Corp. 2016 , (3 month LIBOR + 2.500%) 4.840%, 5/31/23	662		659
NRG Energy, Inc. , (3 month LIBOR + 1.750%) 4.084%, 6/30/23	986		979
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.094%, 8/4/23	231		229
(weekly LIBOR + 2.000%) 4.075%, 12/31/25	410		407

			2,274

TOTAL LEVERAGED LOANS (Identified Cost $28,551)			28,378

	SHARES
PREFERRED STOCKS—0.9%
Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	390	(5)	399
Citigroup, Inc. Series T, 6.250%(11)	660	(5)	685
Huntington Bancshares, Inc. Series E, 5.700%	560	(5)	553
JPMorgan Chase & Co. Series Z, 5.300%	1,155	(5)	1,176
Wells Fargo & Co. Series K, 5.895%	325	(5)	329
TOTAL PREFERRED STOCKS (Identified Cost $3,148)			3,142

TOTAL LONG-TERM INVESTMENTS—101.8% (Identified Cost $374,122)			370,118

	SHARES	VALUE
SHORT-TERM INVESTMENT—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(10)	8,313,725	$8,314

TOTAL SHORT-TERM INVESTMENT (Identified Cost $8,314)		8,314

TOTAL INVESTMENTS—104.1% (Identified Cost $382,436)		378,432
Other assets and liabilities, net—(4.1)%		(14,903)

NET ASSETS—100.0%		$363,529

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $198,227 or 54.5% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Interest payments may be deferred.
(5)	Value shown as par value.
(6)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(7)

This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(9)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Interest may be forfeited.
(12)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

See Notes to Schedules of Investments

12

VIRTUS NEWFLEET LOW DURATION INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United States	93%
Netherlands	1
Luxembourg	1
United Kingdom	1
Turkey	1
Mexico	1
Other	2

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

13

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$108,411	—	$108,411	—
Corporate Bonds And Notes	85,993	—	85,993	—
Foreign Government Securities	4,103	—	4,103	—
Leveraged Loans	28,378	—	28,378	—	*
Mortgage-Backed Securities	112,830	—	112,055	775
Municipal Bond	193	—	193	—
U.S. Government Securities	27,068	—	27,068	—
Equity Securities:
Preferred Stocks	3,142	—	3,142	—
Short-Term Investment	8,314	8,314	—	—

Total Investments	$378,432	8,314	$369,343	775

*	Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.1%
Michigan—0.0%
Tobacco Settlement Finance Authority Revenue Taxable Series A, 7.309%, 6/1/34	$135		$138

Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	320		316

TOTAL MUNICIPAL BONDS (Identified Cost $452)			454

FOREIGN GOVERNMENT SECURITIES—11.2%
Argentine Republic
5.625%, 1/26/22	465		435
7.500%, 4/22/26	1,765		1,628
6.875%, 1/26/27	655		576
5.875%, 1/11/28	580		471
Series NY, 8.280%, 12/31/33	1,570		1,468
7.125%, 7/6/36	735		589
7.625%, 4/22/46	370		299
6.875%, 1/11/48	380		286
Bolivarian Republic of Venezuela
RegS, 7.650%, 4/21/25(3)(8)	1,500		411
9.375%, 1/13/34(8)	920		266
Dominican Republic
144A, 6.875%, 1/29/26(2)	180		191
144A, 5.950%, 1/25/27(2)	1,130		1,116
Federal Republic of Nigeria
12.500%, 1/22/26	320,000	NGN	826
144A, 6.500%, 11/28/27(2)	420		390
144A, 7.625%, 11/28/47(2)	410		373
Federative Republic of Brazil
12.500%, 1/5/22	2,645	BRL	757
Notas do Tesouro Nacional Serie F, 10.000%, 1/1/23	2,480	BRL	625
Notas do Tesouro Nacional Serie F, 10.000%, 1/1/25	1,355	BRL	329
10.250%, 1/10/28	1,265	BRL	335
Kingdom of Bahrain 144A 7.000%, 10/12/28(2)	910		813
Kingdom of Jordan 144A 5.750%, 1/31/27(2)	1,075		997
Kingdom of Morocco 144A 5.500%, 12/11/42(2)	800		810
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(2)	730		704

	PAR VALUE		VALUE
144A, 7.875%, 6/15/27(2)	$1,180		$1,038
Republic of Chile 5.500%, 8/5/20	474,000	CLP	752
Republic of Colombia
4.375%, 3/21/23	3,746,000	COP	1,214
3.875%, 4/25/27	400		387
Republic of Costa Rica
144A, 4.375%, 4/30/25(2)	795		735
144A, 7.000%, 4/4/44(2)	200		195
Republic of Ecuador 144A 8.875%, 10/23/27(2)	920		813
Republic of Ghana 144A 10.750%, 10/14/30(2)	665		807
Republic of Indonesia FR70 8.375%, 3/15/24	13,962,000	IDR	995
Republic of South Africa
Series 2023, 7.750%, 2/28/23	10,500	ZAR	752
4.875%, 4/14/26	430		414
4.300%, 10/12/28	2,140		1,906
Republic of Turkey
6.250%, 9/26/22	515		516
4.875%, 10/9/26	2,440		2,146
4.875%, 4/16/43	945		703
Russian Federation Series 6216 6.700%, 5/15/19	83,030	RUB	1,322
Sultanate of Oman
144A, 5.375%, 3/8/27(2)	1,135		1,069
144A, 5.625%, 1/17/28(2)	1,580		1,487
Ukraine
144A, 7.750%, 9/1/23(2)	910		876
144A, 7.750%, 9/1/26(2)	1,765		1,635
United Mexican States
Series M, 6.500%, 6/9/22	16,410	MXN	793
4.150%, 3/28/27	460		453
4.750%, 3/8/44	508		473

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $41,209)			36,176

MORTGAGE-BACKED SECURITIES—11.9%
Agency—1.0%
Federal National Mortgage Association
Pool #AX2491, 4.000%, 10/1/44	858		877
Pool #MA3088, 4.000%, 8/1/47	2,396		2,446

			3,323

Non-Agency—10.9%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(2)	915		946

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
2015-SFR2, C 144A, 4.691%, 10/17/45(2)	$1,011	$1,052
2015-SFR1, A 144A, 3.467%, 4/17/52(2)	659	653
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4 , (1 month LIBOR - 5.850%) 4.299%, 6/25/33(1)	1,047	1,039
AMSR Trust 2016-SFR1, D 144A , (1 month LIBOR + 2.400%) 4.485%, 11/17/33(1)(2)	765	767
Angel Oak Mortgage Trust I LLC 2018-2, A1 144A 3.674%, 7/27/48(1)(2)	325	325
Banc of America Funding Trust
2004-D, 5A1, 3.654%, 1/25/35(1)	681	639
2005-1, 1A1, 5.500%, 2/25/35	296	296
2006-2, 3A1, 6.000%, 3/25/36	157	157
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.993%, 7/25/35	671	689
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1, 6.000%, 10/25/34	294	303
2004-24CB, 1A1, 6.000%, 11/25/34	67	68
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(2)	625	641
2017-SPL5, B1 144A, 4.000%, 6/28/57(1)(2)	700	713
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(1)(2)	445	456
2017-SPL3, B1 144A, 4.250%, 11/28/53(1)(2)	745	767
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	630	635
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(1)(2)	410	408
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(2)	435	432
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 4.223%, 12/17/33(1)(2)	770	770
COLT Mortgage Loan Trust Funding LLC
2017-1, A3 144A, 3.074%, 5/27/47(1)(2)	358	357
2018-1, A1 144A, 2.930%, 2/25/48(1)(2)	640	637
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	182	169
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.787%, 4/25/44(1)(2)	264	264
Deephaven Residential Mortgage Trust

	PAR VALUE	VALUE
Non-Agency—(continued)
2017-1A, A2 144A, 2.928%, 12/26/46(1)(2)	$285	$284
2017-2A, A2 144A, 2.606%, 6/25/47(1)(2)	188	185
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.495%, 12/15/34(1)(2)	600	598
Galton Funding Mortgage Trust
2017-1, A21 144A, 3.500%, 7/25/56(1)(2)	408	405
2018-1, A23 144A, 3.500%, 11/25/57(1)(2)	559	550
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(1)	221	223
JPMorgan Chase Mortgage Trust
2014-5, B2 144A, 2.996%, 10/25/29(1)(2)	344	323
2016-1, M2 144A, 3.750%, 4/25/45(1)(2)	622	617
2016-2, M2 144A, 3.750%, 12/25/45(1)(2)	782	775
2017-4, A3 144A, 3.500%, 11/25/48(1)(2)	449	440
MASTR Alternative Loan Trust
2005-5, 2A3, 5.500%, 7/25/25	573	578
2005-2, 2A1, 6.000%, 1/25/35	342	354
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)	187	191
MetLife Securitization Trust 2017-1A, M1 144A 3.646%, 4/25/55(1)(2)	425	424
New Residential Mortgage Loan Trust
2016-4A, B1A 144A, 4.500%, 11/25/56(1)(2)	667	683
2017-2A, A3 144A, 4.000%, 3/25/57(1)(2)	372	377
2018-1A, A1A 144A, 4.000%, 12/25/57(1)(2)	570	573
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(2)	598	592
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	795	793
Pretium Mortgage Credit Partners I LLC
2017-NPL5, A1 144A, 3.327%, 12/30/32(1)(2)	314	313
2017-NPL2, A1 144A, 3.250%, 3/28/57(2)	351	349
Progress Residential Trust
2017-SFR1, B 144A, 3.017%, 8/17/34(2)	385	372
2018-SFR1, B 144A, 3.484%, 3/17/35(2)	725	712
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(2)	922	917
Resecuritization Pass-Through Trust 2005-8R, A5 6.000%, 10/25/34	245	246
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	522	536

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
RETL 2018-RVP, C 144A , (1 month LIBOR + 2.050%) 4.123%, 3/15/33(1)(2)	$174	$175
Sequoia Mortgage Trust 2013-8, B1 3.530%, 6/25/43(1)	711	691
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(1)(2)	555	550
2016-1, M1 144A, 3.500%, 2/25/55(1)(2)	380	377
2015-6, M1 144A, 3.750%, 4/25/55(1)(2)	760	765
2015-5, A2 144A, 3.500%, 5/25/55(1)(2)	690	686
2017-1, M1 144A, 3.750%, 10/25/56(1)(2)	450	451
2015-2, 1M1 144A, 3.250%, 11/25/60(1)(2)	1,920	1,875
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(2)	185	179
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(2)	1,168	1,165
Vericrest Opportunity Loan Trust LVIII LLC 2017-NPL5, A1 144A 3.375%, 5/28/47(2)	176	176
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(2)	320	317
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)	510	508
Verus Securitization Trust 2018-1, A1 144A 2.929%, 2/25/48(1)(2)	674	669
VSD 2017-PLT1, A 3.600%, 12/25/43	185	185
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	875	853

		35,215

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $38,796)		38,538

ASSET-BACKED SECURITIES—5.9%
Automobiles—3.3%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(2)	685	686
American Credit Acceptance Receivables Trust 2018-1, C 144A 3.550%, 4/10/24(2)	1,105	1,104
CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(2)	745	752
Chrysler Capital Auto Receivables Trust 2016-BA, D 144A 3.510%, 9/15/23(2)	860	849
DT Auto Owner Trust 2017-2A, D 144A 3.890%, 1/15/23(2)	1,180	1,178
Flagship Credit Auto Trust

	PAR VALUE	VALUE
Automobiles—(continued)
2015-1, D 144A, 5.260%, 7/15/21(2)	$885	$903
2014-1, E 144A, 5.710%, 8/16/21(2)	665	670
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(2)	1,180	1,171
2017-1A, C 144A, 3.500%, 7/15/22(2)	1,180	1,174
2018-1A, B 144A, 3.520%, 8/15/23(2)	1,155	1,141
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(2)	1,015	1,013

		10,641

Other—2.6%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	997	978
CLUB Credit Trust 2017-P1, B 144A 3.560%, 9/15/23(2)	750	747
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	935	918
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(2)	643	639
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(2)	1,022	998
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(2)	775	777
Prosper Marketplace Issuance Trust 2017-1A, B 144A, 3.650%, 6/15/23(2)	848	850
2017-2A, B 144A, 3.480%, 9/15/23(2)	740	739
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	1,107	1,112
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(2)	730	729

		8,487

TOTAL ASSET-BACKED SECURITIES (Identified Cost $19,183)		19,128

CORPORATE BONDS AND NOTES—49.2%
Consumer Discretionary—6.8%
Altice France S.A. 144A 7.375%, 5/1/26(2)	350	342
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	50	49
Beazer Homes USA, Inc.
6.750%, 3/15/25	255	244
5.875%, 10/15/27	670	584

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Boyd Gaming Corp. 144A 6.000%, 8/15/26(2)	$195	$192
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(2)	415	393
Cequel Communications Holdings I LLC 144A 7.500%, 4/1/28(2)	660	668
Charter Communications Operating LLC 4.500%, 2/1/24	495	494
4.908%, 7/23/25	860	868
Clear Channel Worldwide Holdings, Inc.
Series B, 7.625%, 3/15/20	365	363
Series A, 7.625%, 3/15/20	250	248
CSC Holdings LLC 5.250%, 6/1/24	785	742
144A, 5.375%, 2/1/28(2)	200	185
Discovery Communications LLC 3.950%, 3/20/28	900	852
DISH DBS Corp. 7.750%, 7/1/26	505	442
Dollar Tree, Inc. 4.000%, 5/15/25	515	503
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	345	352
Ford Motor Credit Co., LLC 4.389%, 1/8/26	925	907
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	580	612
GLP Capital LP 5.250%, 6/1/25	600	600
Graham Holdings Co. 144A 5.750%, 6/1/26(2)	910	919
Hilton Domestic Operating Co., Inc. 144A 5.125%, 5/1/26(2)	790	776
iHeartCommunications, Inc. 9.000%, 12/15/19(8)	465	352
L Brands, Inc. 6.875%, 11/1/35	729	649
Lear Corp. 3.800%, 9/15/27	1,105	1,037
Lennar Corp. 4.750%, 11/29/27	770	720
M/I Homes, Inc. 5.625%, 8/1/25	640	598
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(2)	590	546
MDC Holdings, Inc. 5.500%, 1/15/24	715	722
Meredith Corp. 144A 6.875%, 2/1/26(2)	500	493
MGM Resorts International 5.750%, 6/15/25	780	779
Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(2)	590	390
QVC, Inc. 5.125%, 7/2/22	240	246
Scientific Games International, Inc. 6.625%, 5/15/21	440	445

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tenneco, Inc. 5.000%, 7/15/26	$900	$804
Viking Cruises Ltd. 144A 5.875%, 9/15/27(2)	765	723
Vista Outdoor, Inc. 5.875%, 10/1/23	705	672
Weekley Homes LLC 144A 6.625%, 8/15/25(2)	785	744
William Lyon Homes, Inc. 144A 6.000%, 9/1/23(2)	940	928

		22,183

Consumer Staples—1.6%
Albertsons’s Cos LLC 5.750%, 3/15/25	360	319
BAT Capital Corp. 144A 3.557%, 8/15/27(2)	1,125	1,046
CVS Health Corp. 4.300%, 3/25/28	1,065	1,050
JBS Investments GmbH 144A 7.250%, 4/3/24(2)	630	610
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	825	743
Safeway, Inc. 7.250%, 2/1/31	425	395
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(2)	800	764
Tops Holding LLC 144A 8.000%, 6/15/22(2)(8)	625	334

		5,261

Energy—10.7%
Afren plc 144A 11.500%, 2/1/20(2)(8)(17)	464	—	(9)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	655	698
Alta Mesa Holdings LP 7.875%, 12/15/24	385	408
American Midstream Partners LP 144A 9.250%, 12/15/21(2)	295	289
Anadarko Finance Co. Series B 7.500%, 5/1/31	245	303
Anadarko Petroleum Corp. 6.600%, 3/15/46	460	552
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(2)	860	851
Bristow Group, Inc. 144A 8.750%, 3/1/23(2)	330	323
Callon Petroleum Co. 6.125%, 10/1/24	708	717
CGG SA 144A 5.885%, 2/21/24(2)	223	260
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	515	561
Chesapeake Energy Corp. 8.000%, 6/15/27	715	728
Continental Resources, Inc. 4.500%, 4/15/23	700	711
Denbury Resources, Inc. 144A 9.250%, 3/31/22(2)	135	143
Encana Corp. 8.125%, 9/15/30	330	421
Energy Transfer Equity LP 5.875%, 1/15/24	720	738
EP Energy LLC 144A, 9.375%, 5/1/24(2)	315	258

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
144A, 8.000%, 11/29/24(2)	$445	$449
144A, 7.750%, 5/15/26(2)	465	476
Geopark Ltd. 144A 6.500%, 9/21/24(2)	760	729
HollyFrontier Corp. 5.875%, 4/1/26	900	970
Jagged Peak Energy LLC 144A 5.875%, 5/1/26(2)	810	794
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(2)	1,165	1,136
Kinder Morgan, Inc. 7.750%, 1/15/32	1,115	1,359
MPLX LP 4.000%, 3/15/28	422	401
Nabors Industries, Inc. 5.500%, 1/15/23	710	679
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(2)(15)	1,105	1,093
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization , 144A 7.720%, 12/1/26(2)(13)	796	207
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%, 12/31/49(2)(17)	124	2
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(2)	1,441	1,332
7.375%, 1/17/27	1,447	1,445
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(8)	1,580	333
Petroleos Mexicanos 4.875%, 1/24/22	375	378
6.500%, 3/13/27	2,745	2,808
6.500%, 6/2/41	465	437
6.375%, 1/23/45	610	562
PTTEP Treasury Center Co., Ltd. 144A 4.875% (2)(4)	315	315
Range Resources Corp. 4.875%, 5/15/25	970	909
RSP Permian, Inc. 5.250%, 1/15/25	915	978
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	320	308
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)	430	426
SESI LLC 7.750%, 9/15/24	730	749
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(2)	725	697
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(2)	895	965
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	855	914
Sunoco LP 144A, 5.500%, 2/15/26(2)	230	218

	PAR VALUE	VALUE
Energy—(continued)
144A, 5.875%, 3/15/28(2)	$195	$184
Targa Resources Partners LP 144A 5.875%, 4/15/26(2)	815	821
TransMontaigne Partners LP 6.125%, 2/15/26	420	424
Transocean, Inc. 144A, 9.000%, 7/15/23(2)	345	371
6.800%, 3/15/38	210	171
Ultra Resources, Inc. 144A, 6.875%, 4/15/22(2)	37	28
144A, 7.125%, 4/15/25(2)	160	112
Valero Energy Partners LP 4.500%, 3/15/28	880	865
Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	655	606
Weatherford International Ltd. 9.875%, 2/15/24	210	212
YPF S.A. 144A, 8.750%, 4/4/24(2)	115	113
144A, 6.950%, 7/21/27(2)	945	810

		34,747

Financials—11.2%
Acrisure LLC 144A 7.000%, 11/15/25(2)	895	814
AerCap Ireland Capital DAC 3.650%, 7/21/27	975	887
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	845	868
Ares Capital Corp. 3.500%, 2/10/23	565	538
Athene Holding Ltd. 4.125%, 1/12/28	935	862
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(2)	725	710
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	1,005	920
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A, 6.500%, 3/10/21(2)	425	443
144A, 5.125%, 1/18/33(2)	1,090	966
Banco de Bogota S.A. 144A 6.250%, 5/12/26(2)	530	541
Bancolombia S.A. 5.125%, 9/11/22	1,015	1,039
Bank of America Corp. 4.200%, 8/26/24	1,977	1,987
Bank of China Ltd. 144A 5.000%, 11/13/24(2)	875	894
Bank of Montreal 3.803%, 12/15/32	204	189
Brighthouse Financial, Inc. 3.700%, 6/22/27	1,155	1,028
BrightSphere Investment Group plc 4.800%, 7/27/26	785	772
Capital One Financial Corp. 3.750%, 7/28/26	1,030	957
Compass Bank 3.875%, 4/10/25	900	868

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(2)	$160,000	KZT	$464
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)	915		920
E*TRADE Financial Corp. 4.500%, 6/20/28	1,035		1,035
Fairfax Financial Holdings Ltd. 144A 4.850%, 4/17/28(2)	1,000		991
FS Investment Corp. 4.250%, 1/15/20	525		526
4.750%, 5/15/22	200		199
Goldman Sachs Group, Inc. (The) , (3 month LIBOR + 1.170%) 3.491%, 5/15/26(1)	845		835
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(2)	725		740
ICAHN Enterprises LP 6.375%, 12/15/25	645		646
ING Groep N.V. 6.000% (4)(5)	665		662
Jefferies Financial Group, Inc. 5.500%, 10/18/23	575		594
Jefferies Group LLC 4.850%, 1/15/27	360		349
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(2)	2,635		2,550
Lincoln National Corp. , (3 month LIBOR + 2.040%) 4.399%, 4/20/67(1)(5)	300		279
Morgan Stanley 3.125%, 7/27/26	850		790
Navient Corp. 7.250%, 9/25/23	160		168
6.750%, 6/25/25	580		574
Prudential Financial, Inc. 5.875%, 9/15/42	1,430		1,510
Santander Holdings USA, Inc. 4.400%, 7/13/27	700		671
Sberbank of Russia 144A 5.500%, 2/26/24(2)(15)	450		450
Springleaf Finance Corp. 7.125%, 3/15/26	420		418
Synchrony Financial 3.950%, 12/1/27	885		816
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	740		743
Toronto-Dominion Bank (The) 3.625%, 9/15/31	295		278
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(2)	910		821
Voya Financial, Inc. 5.650%, 5/15/53	705		709
Wells Fargo & Co. Series S 5.900%, 8/15/27	2,210		2,217

			36,238

Health Care—3.1%
Anthem, Inc. 3.650%, 12/1/27	265		251
Avantor, Inc.

	PAR VALUE	VALUE
Health Care—(continued)
144A, 6.000%, 10/1/24(2)	$345	$341
144A, 9.000%, 10/1/25(2)	485	489
Bayer US Finance II LLC 144A 3.875%, 12/15/23(2)	695	695
Becton Dickinson & Co. 3.700%, 6/6/27	1,050	993
Centene Corp. 144A 5.375%, 6/1/26(2)	240	243
Concordia International Corp. 144A 9.000%, 4/1/22(2)	185	166
DJO Finco, Inc. 144A 8.125%, 6/15/21(2)	290	293
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(13)	380	384
Endo Finance LLC 144A 5.375%, 1/15/23(2)	520	416
Envision Healthcare Corp. 144A 6.250%, 12/1/24(2)	130	138
HCA, Inc. 5.375%, 2/1/25	365	359
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(2)	305	313
Mylan NV 3.950%, 6/15/26	985	942
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(2)	350	342
Surgery Center Holdings, Inc. 144A, 8.875%, 4/15/21(2)	475	489
144A, 6.750%, 7/1/25(2)	155	147
Tenet Healthcare Corp. 8.125%, 4/1/22	175	183
144A, 7.000%, 8/1/25(2)	650	645
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	510	410
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(2)	115	117
144A, 5.625%, 12/1/21(2)	140	138
144A, 6.500%, 3/15/22(2)	70	72
144A, 7.000%, 3/15/24(2)	75	78
144A, 5.500%, 11/1/25(2)	835	823
144A, 9.250%, 4/1/26(2)	220	228
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	460	439

		10,134

Industrials—3.6%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	1,090	1,014
Bombardier, Inc. 144A 6.125%, 1/15/23(2)	805	807

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
CNH Industrial N.V. 4.500%, 8/15/23	$708	$712
3.850%, 11/15/27	522	487
DP World Ltd. 144A 6.850%, 7/2/37(2)	400	456
Hulk Finance Corp. 144A 7.000%, 6/1/26(2)	730	699
JSL Europe S.A. 144A 7.750%, 7/26/24(2)	310	279
Latam Finance Ltd. 144A 6.875%, 4/11/24(2)	595	582
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	60	64
Oshkosh Corp. 4.600%, 5/15/28	1,102	1,099
Pitney Bowes, Inc. 4.375%, 5/15/22	939	851
SCF Capital Designated Activity Co. 144A 5.375%, 6/16/23(2)	470	469
Standard Industries, Inc. 144A, 6.000%, 10/15/25(2)	380	381
144A, 4.750%, 1/15/28(2)	295	271
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(2)	495	461
Topaz Marine S.A. 144A 9.125%, 7/26/22(2)	665	669
TransDigm, Inc. 6.500%, 7/15/24	525	534
6.500%, 5/15/25	230	233
US Airways 2012-1 Class B Pass Through Trust 8.000%, 4/1/21	851	893
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(2)	684	646

		11,607

Information Technology—2.3%
Arrow Electronics, Inc. 3.875%, 1/12/28	860	806
Broadcom Corp. 3.125%, 1/15/25	1,595	1,479
CDK Global, Inc. 5.875%, 6/15/26	805	822
Citrix Systems, Inc. 4.500%, 12/1/27	940	911
Dell International LLC 144A, 5.450%, 6/15/23(2)	150	157
144A, 8.100%, 7/15/36(2)	295	344
Everi Payments, Inc. 144A 7.500%, 12/15/25(2)	215	216
Jabil, Inc. 3.950%, 1/12/28	980	924
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(2)	290	291
Radiate Holdco LLC 144A, 6.875%, 2/15/23(2)	150	144
144A, 6.625%, 2/15/25(2)	745	682
VMware, Inc. 3.900%, 8/21/27	636	587

		7,363

	PAR VALUE	VALUE
Materials—4.7%
AK Steel Corp. 7.500%, 7/15/23	$320	$334
Alpek SAB de C.V. 144A 5.375%, 8/8/23(2)	1,110	1,120
Anglo American Capital plc 144A 4.000%, 9/11/27(2)	1,200	1,117
ArcelorMittal 6.125%, 6/1/25	870	937
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(5)	1,015	1,101
Equate Petrochemical BV 144A 4.250%, 11/3/26(2)	765	741
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	1,297	1,197
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	540	524
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	950	896
Hexion, Inc. 6.625%, 4/15/20	520	487
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)	335	330
James Hardie International Finance DAC 144A 5.000%, 1/15/28(2)	740	699
Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	495	512
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(2)	330	314
144A, 5.000%, 5/1/25(2)	655	621
OCP SA 144A 5.625%, 4/25/24(2)	690	705
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(2)	795	777
PQ Corp. 144A 5.750%, 12/15/25(2)	270	267
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(2)(17)	930	546
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(2)(15)	275	286
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	315	313
Teck Resources Ltd. 144A 8.500%, 6/1/24(2)	200	219
Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(2)	510	497
United States Steel Corp. 6.250%, 3/15/26	790	782

		15,322

Real Estate—1.6%
EPR Properties 4.750%, 12/15/26	815	797
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	455	432
Hospitality Properties Trust 4.950%, 2/15/27	925	912
LifeStorage LP 3.875%, 12/15/27	385	364
MPT Operating Partnership LP

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Real Estate—(continued)
5.500%, 5/1/24	$380		$385
5.000%, 10/15/27	345		329
Physicians Realty LP 4.300%, 3/15/27	790		763
Select Income REIT 4.500%, 2/1/25	900		875
Welltower, Inc. 4.250%, 4/15/28	259		254

			5,111

Telecommunication Services—3.2%
Altice Luxembourg S.A. 144A 7.625%, 2/15/25(2)	715		658
America Movil SAB de C.V. 6.450%, 12/5/22	5,000	MXN	230
AT&T, Inc. 5.250%, 3/1/37	155		153
4.800%, 6/15/44	580		526
5.650%, 2/15/47	300		302
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	540		493
Consolidated Communications, Inc. 6.500%, 10/1/22	742		692
Digicel Group Ltd. 144A 8.250%, 9/30/20(2)	430		325
Digicel Ltd. 144A 6.750%, 3/1/23(2)	570		473
Frontier Communications Corp. 8.500%, 4/15/20	290		296
7.625%, 4/15/24	830		573
144A, 8.500%, 4/1/26(2)	280		270
GTH Finance BV 144A 7.250%, 4/26/23(2)	700		724
Level 3 Financing, Inc. 5.375%, 1/15/24	780		764
Sprint Corp. 7.875%, 9/15/23	270		280
7.625%, 3/1/26	275		280
Sprint Spectrum Co., LLC 144A 5.152%, 3/20/28(2)	995		975
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(2)	800		728
West Corp. 144A 8.500%, 10/15/25(2)	250		228
Wind Tre SpA 144A 5.000%, 1/20/26(2)	590		468
Windstream Services LLC 7.750%, 10/15/20	365		328
144A, 8.625%, 10/31/25(2)	635		603

			10,369

Utilities—0.4%
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	600		573
Ferrellgas Partners LP 8.625%, 6/15/20	155		149

	PAR VALUE	VALUE
Utilities—(continued)
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	$665	$630
Texas Competitive Electric Escrow Series A 0.000%, 11/1/36(12)	200	—	(9)
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(2)(12)	375	—	(9)

		1,352

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $166,526)		159,687

LEVERAGED LOANS(1)—16.7%
Aerospace—0.3%
TransDigm, Inc.
Tranche F, (1 month LIBOR + 2.500%) 4.594%, 6/9/23	849	843
Tranche E, (1 month LIBOR + 2.500%) 4.594%, 5/30/25	219	218

		1,061

Chemicals—0.3%
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.834%, 2/14/24	402	402
Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.344%, 8/25/23	515	515

		917

Consumer Durables—0.3%
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.100%, 9/29/24	640	645
Zodiac Pool Solutions LLC Tranche B-1, First Lien , (3 month PRIME + 3.000%) 8.000%, 12/20/23	414	413

		1,058

Consumer Non-Durables—1.0%
American Greetings Corp. , (1 month LIBOR + 4.500%) 6.594%, 4/6/24	525	528
Coty, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.280%, 4/7/25	240	234
Energizer Holdings, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 6/20/25(6)	170	170
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.594%, 2/15/23	199	201

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Non-Durables—(continued)
Isagenix International LLC Senior Lien , (3 month LIBOR + 5.750%) 8.084%, 6/14/25	$620	$620
Kronos Acquisition Intermediate, Inc. , (3 month LIBOR + 4.000%) 0.000%, 5/15/23(6)	324	322
Parfums Holdings Co., Inc. First Lien , (1 month LIBOR + 4.750%) 6.844%, 6/30/24	356	360
Rodan & Fields LLC Tranche B , (1 month LIBOR + 4.000%) 6.073%, 6/6/25	715	714

		3,149

Energy—0.7%
California Resources Corp. , (1 month LIBOR + 10.375%) 12.466%, 12/31/21	420	464
Chesapeake Energy Corp. Tranche A , (1 month LIBOR + 7.500%) 9.594%, 8/23/21	122	128
Delek US Holdings, Inc. , (1 month LIBOR + 2.500%) 4.594%, 3/31/25	234	233
Medallion Midland Acquisition LLC , (1 month LIBOR + 3.250%) 5.344%, 10/30/24	592	586
Seadrill Operating LP , (3 month LIBOR + 6.000%) 8.334%, 2/21/21	488	437
Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 6.340%, 9/27/24	535	534

		2,382

Financial—1.1%
Asurion LLC Tranche B-2, Second Lien , (1 month LIBOR + 6.000%) 8.094%, 8/4/25	1,174	1,190
Blackhawk Network Holdings, Inc. First Lien , (3 month LIBOR + 3.000%) 5.073%, 6/15/25	440	438
Ditech Holding Corp. Tranche B , (1 month LIBOR + 6.000%) 8.094%, 6/30/22	895	857
FinCo I LLC
(3 month LIBOR + 2.000%) 0.000%, 12/27/22(6)	28	28
2018 Replacement, (1 month LIBOR + 2.000%) 4.094%, 12/27/22	172	172
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.546%, 3/7/23	60	61
iStar, Inc. , (1 month LIBOR + 3.000%) 0.000%, 10/1/21(6)	675	673

		3,419

	PAR VALUE	VALUE
Food and Drug—0.2%
Albertson’s LLC Tranche B-4 , (1 month LIBOR + 2.750%) 4.844%, 8/25/21	$605	$599

Food/Tobacco—0.4%
Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.594%, 10/10/23	329	329
H-Food Holdings, LLC , (1 month LIBOR + 3.000%) 5.091%, 5/23/25	110	109
JBS USA Lux S.A. , (3 month LIBOR + 2.500%) 4.835%, 10/30/22	207	205
Milk Specialties Co. , (1 month LIBOR + 4.000%) 6.094%, 8/16/23	550	549

		1,192

Forest Prod/Containers—0.2%
Anchor Glass Container Corp. Second Lien , (1 month LIBOR + 7.750%) 9.807%, 12/7/24	202	133
Berlin Packaging LLC First Lien , (1 month LIBOR + 3.000%) 5.143%, 11/7/25	340	338
Spectrum Holdings III Corp.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 1/31/25(16)	28	28
First Lien, (1 month LIBOR + 3.250%) 5.344%, 1/31/25	281	280

		779

Gaming/Leisure—1.2%
Affinity Gaming , (1 month LIBOR + 3.250%) 5.344%, 7/1/23	510	503
Aristocrat Leisure Ltd. Tranche B-3 , (3 month LIBOR + 1.750%) 4.105%, 10/19/24	1,047	1,039
Everi Payments, Inc. Tranche B , (1 month LIBOR + 3.000%) 5.094%, 5/9/24	223	222
Playa Resorts Holding B.V. , (1 month LIBOR + 2.750%) 4.840%, 4/29/24	795	784
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.882%, 8/14/24	339	337
Seminole Tribe of Florida 2018 Replacement, Tranche B , (1 month LIBOR + 1.750%) 3.844%, 7/8/24	546	547
Stars Group Holdings B.V. , (3 month LIBOR + 3.500%) 0.000%, 6/27/25(6)	185	184

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Gaming/Leisure—(continued)
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.350%, 8/18/23	$391	$391

		4,007

Healthcare—0.9%
21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 8.475%, 1/16/23	158	152
AHP Health Partners, Inc. , (3 month LIBOR + 4.500%) 0.000%, 6/30/25(6)	500	497
Change Healthcare Holdings, Inc. , (1 month LIBOR + 2.750%) 4.844%, 3/1/24	326	325
CHG Healthcare Services, Inc. First Lien , (2 month LIBOR + 3.000%) 5.359%, 6/7/23	570	570
Ortho-Clinical Diagnostics, Inc. , (1 month LIBOR + 3.250%) 5.336%, 6/30/25	490	488
PharMerica Corp. Second Lien , (1 month LIBOR + 7.750%) 9.796%, 12/5/25	80	80
Prospect Medical Holdings, Inc. Tranche B-1 , (1 month LIBOR + 5.500%) 7.500%, 2/22/24	344	343
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.844%, 4/29/22	142	144
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 6.584%, 12/30/22	381	375
Valeant Pharmaceuticals International, Inc. , (1 month LIBOR + 3.000%) 4.983%, 6/2/25	105	105

		3,079

Housing—0.9%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 7.341%, 10/25/23	450	452
American Builders & Contractors Supply Co., Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 10/31/23	1,052	1,043
Capital Automotive LP Tranche B, Second Lien , (1 month LIBOR + 6.000%) 8.094%, 3/24/25	238	239
CPG International LLC , (3 month LIBOR + 3.750%) 6.251%, 5/5/24	569	568
GGP, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 5/7/25(6)	510	500

		2,802

	PAR VALUE	VALUE
Information Technology—1.9%
Applied Systems, Inc. Second Lien , (3 month LIBOR + 7.000%) 9.334%, 9/19/25	$100	$103
BMC Software Finance, Inc. , (3 month LIBOR + 4.250%) 0.000%, 9/1/25(6)	785	780
Intralinks, Inc. First Lien , (1 month LIBOR + 4.000%) 6.100%, 11/14/24	353	352
Kronos, Inc.
First Lien, (3 month LIBOR + 3.000%) 5.358%, 11/1/23	1,027	1,025
Second Lien, (3 month LIBOR + 8.250%) 10.608%, 11/1/24	193	198
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.995%, 2/2/24	849	847
Renaissance Holding Corp. First Lien , (3 month LIBOR + 3.250%) 5.584%, 5/30/25	850	845
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	1,027	1,027
Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	389	388
Vertafore, Inc. Tranche B , (3 month LIBOR + 3.250%) 0.000%, 6/4/25(6)	750	745

		6,310

Manufacturing—1.0%
Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.250%) 5.344%, 8/18/24	655	653
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	1,049	614
Deliver Buyer, Inc. , (3 month LIBOR + 5.000%) 7.307%, 5/1/24	429	428
Filtration Group Corp. , (1 month LIBOR + 3.000%) 5.094%, 3/29/25	783	782
Hillman Group, Inc. (The)
(3 month LIBOR + 3.500%) 0.000%, 5/30/25(6)	95	95
(3 month LIBOR + 3.500%) 5.834%, 5/30/25	305	304
U.S. Farathane LLC Tranche B-4 , (3 month LIBOR + 3.500%) 5.834%, 12/23/21	456	453

		3,329

Media/Telecom - Cable/Wireless Video—0.3%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.344%, 7/28/25	534	529

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Media/Telecom - Cable/Wireless Video—(continued)
Telenet Financing USD LLC , (1 month LIBOR + 2.250%) 4.323%, 8/15/26	$505	$500

		1,029

Media/Telecom - Diversified Media—0.5%
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.594%, 2/28/25	958	949
Meredith Corp. , (1 month LIBOR + 3.000%) 5.094%, 1/31/25	549	548

		1,497

Media/Telecom - Telecommunications—1.1%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.844%, 1/31/25	1,126	1,102
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.594%, 11/1/24	867	869
Second Lien, (1 month LIBOR + 8.250%) 10.344%, 11/1/25	390	390
TDC A/S , (3 month LIBOR + 3.500%) 0.000%, 6/11/25(6)	280	279
West Corp.
Tranche B-1, (1 month LIBOR + 3.500%) 5.594%, 10/10/24	320	317
Tranche B, (1 month LIBOR + 4.000%) 6.094%, 10/10/24	540	538

		3,495

Media/Telecom - Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.610%, 5/27/24	99	95

Metals/Minerals—0.7%
Contura Energy, Inc. , (1 month LIBOR + 5.000%) 7.100%, 3/18/24	458	458
Covia Holdings Corp. , (3 month LIBOR + 3.750%) 6.050%, 6/1/25	675	674
Graftech International Ltd. , (1 month LIBOR + 3.500%) 5.505%, 2/12/25	1,220	1,212

		2,344

	PAR VALUE	VALUE
Retail—0.5%
Bass Pro Group LLC , (1 month LIBOR + 5.000%) 7.094%, 9/25/24	$372	$373
BJ’s Wholesale Club, Inc. Second Lien , (1 month LIBOR + 7.500%) 9.530%, 2/3/25	533	537
Neiman Marcus Group Ltd. LLC , (1 month LIBOR + 3.250%) 5.263%, 10/25/20	686	607

		1,517

Service—2.7%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (1 month LIBOR + 3.250%) 5.344%, 7/23/21	431	406
Second Lien, (1 month LIBOR + 6.500%) 8.594%, 7/25/22	680	616
Carlisle Food Service Products, Inc.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 3/20/25(16)	14	14
First Lien, (1 month LIBOR + 3.000%) 5.088%, 3/20/25	61	60
Hoya Midco LLC First Lien , (1 month LIBOR + 3.500%) 5.594%, 6/30/24	668	662
Laureate Education, Inc. , (1 month LIBOR + 3.500%) 5.594%, 4/26/24	593	592
NAB Holdings LLC 2018 Refinancing , (3 month LIBOR + 3.000%) 5.334%, 7/1/24	856	850
One Call Corp. First Lien , (1 month LIBOR + 5.250%) 7.323%, 11/27/22	688	657
Pearl Intermediate Parent LLC
First Lien, (1 month LIBOR + 2.750%) 4.835%, 2/14/25	474	465
First Lien, (3 month LIBOR + 1.875%) 5.085%, 2/14/25(11)	140	137
PI UK Holdco II Ltd. Tranche B-1 , (1 month LIBOR + 3.500%) 5.594%, 1/3/25	1,042	1,027
Red Ventures LLC First Lien , (1 month LIBOR + 4.000%) 6.094%, 11/8/24	1,188	1,193
Sedgwick Claims Management Services, Inc. Second Lien , (3 month LIBOR + 5.750%) 7.950%, 2/28/22	1,105	1,108
TKC Holdings, Inc. First Lien , (1 month LIBOR + 3.750%) 5.850%, 2/1/23	474	473
University Support Services LLC

See Notes to Schedules of Investments

11

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Service—(continued)
Tranche B, (3 month LIBOR + 3.500%) 0.000%, 6/20/25(6)	$294		$293
(3 month LIBOR + 3.500%) 0.000%, 6/20/25(6)	91		91

			8,644

Utility—0.5%
APLP Holdings LP , (1 month LIBOR + 3.000%) 5.094%, 4/13/23	508		507
Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 6.094%, 4/15/24	404		405
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.094%, 8/4/23	320		317
(weekly LIBOR + 2.000%) 4.075%, 12/31/25	255		253

			1,482

TOTAL LEVERAGED LOANS (Identified Cost $54,851)			54,186

	SHARES
PREFERRED STOCKS—3.0%
Financials—2.6%
Citigroup, Inc. Series P, 5.950%	610	(7)	615
Huntington Bancshares, Inc. Series E, 5.700%	945	(7)	933
JPMorgan Chase & Co. Series Z, 5.300%	1,280	(7)	1,304
KeyCorp Series D, 5.000%	1,375	(7)	1,338
M&T Bank Corp. Series F, 5.125%	930	(7)	924
MetLife, Inc. Series D, 5.875%	478	(7)	486
PNC Financial Services Group, Inc. (The) Series R, 4.850%	965	(7)	956
PNC Financial Services Group, Inc. (The) Series S, 5.000%	775	(7)	768
Zions Bancorp 6.950%	38,525		1,104

			8,428

Industrials—0.4%
General Electric Co. Series D, 5.000%	1,485	(7)	1,465

TOTAL PREFERRED STOCKS (Identified Cost $9,759)			9,893

COMMON STOCKS—0.0%
Consumer Discretionary—0.0%
Mark IV Industries(17)	446		15

	SHARES	VALUE
Energy—0.0%
Frontera Energy Corp.	6,656	$97

TOTAL COMMON STOCKS (Identified Cost $121)		112

AFFILIATED MUTUAL FUND(14)—2.8%
Virtus Newfleet Credit Opportunities Fund Class R6	934,418	8,980

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $9,341)		8,980

	PAR VALUE	VALUE
RIGHTS—0.0%
Utilities—0.0%
Vistra Energy Corp.(17)	6,252	4

TOTAL RIGHTS (Identified Cost $5)		4

TOTAL LONG-TERM INVESTMENTS—100.8% (Identified Cost $340,243)		327,158	(10)

	SHARES
SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund(14)—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.810%)	642,377	642

TOTAL SHORT-TERM INVESTMENT (Identified Cost $642)		642

		VALUE
TOTAL INVESTMENTS—101.0% (Identified Cost $340,885)		327,800	(1)
Other assets and liabilities, net—(1.0)%		(3,406)

NET ASSETS—100.0%		$324,394

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

See Notes to Schedules of Investments

12

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

(1)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $135,493 or 41.8% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	No contractual maturity date.
(5)	Interest payments may be deferred.
(6)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Value shown as par value.
(8)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	All or a portion of the Fund’s assets have been segregated for delayed delivery securities.
(11)	Represents all, or partial unfunded portion of security and commitment fee earned on this portion.
(12)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(13)	100% of the income received was in cash.
(14)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(15)

This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(16)	Represents the unfunded portion of security and commitment fee earned on this portion.
(17)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

Foreign Currencies:
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

13

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

Country Weightings †
United States	69%
Canada	3
Mexico	3
Netherlands	3
Argentina	2
Luxembourg	2
Turkey	1
Other	17

Total	100%

†	% of total investments as of June 30, 2018

See Notes to Schedules of Investments

14

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$19,128	$—	$19,128	$—
Corporate Bonds And Notes	159,687	—	159,139	548
Foreign Government Securities	36,176	—	36,176	—
Leveraged Loans	54,186	—	54,186	—
Mortgage-Backed Securities	38,538	—	38,538	—
Municipal Bonds	454	—	454	—
Equity Securities:
Rights	4	—	—	4
Common Stocks	112	97	—	15
Preferred Stocks	9,893	1,104	8,789	—
Affiliated Mutual Fund	8,980	8,980	—	—
Short-Term Investment	642	642	—	—

Total Investments	$327,800	$10,823	$316,410	$567

Securities held by the Fund with an end of period value of $546 were transferred from Level 2 to Level 3 based on a decrease in trading activity during the period.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.5%
U.S. Treasury Note 1.375%, 1/15/20	$36,520		$35,904

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $36,119)			35,904

MUNICIPAL BONDS—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,605		4,550

TOTAL MUNICIPAL BONDS (Identified Cost $4,302)			4,550

FOREIGN GOVERNMENT SECURITIES—5.9%
Argentine Republic
6.875%, 4/22/21	19,945		19,646
5.625%, 1/26/22	10,455		9,770
4.625%, 1/11/23	18,740		16,501
7.500%, 4/22/26	12,545		11,573
Series NY, 8.280%, 12/31/33	24,360		22,777
Bolivarian Republic of Venezuela
RegS, 7.000%, 12/1/18(4)(9)	20,999		6,300
RegS, 7.750%, 10/13/19(4)(9)	9,851		2,726
Dominican Republic
144A, 6.600%, 1/28/24(3)	7,115		7,462
144A, 6.875%, 1/29/26(3)	3,300		3,501
Federal Republic of Nigeria
14.500%, 7/15/21	5,150,000		14,662
144A, 6.375%, 7/12/23(3)	18,000		17,765
Federative Republic of Brazil
12.500%, 1/5/22	52,195	BRL	14,931
Notas do Tesouro Nacional Serie F, 10.000%, 1/1/23	47,335	BRL	11,931
Notas do Tesouro Nacional Serie F, 10.000%, 1/1/23	25,125	BRL	6,333
Provincia de Buenos Aires
144A, 6.500%, 2/15/23(3)	18,460		16,921
144A, 7.875%, 6/15/27(3)	5,000		4,400
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	18,483
Republic of Colombia
Treasury Note Series B, 11.250%, 10/24/18	21,072,000	COP	7,384
4.375%, 3/21/23	33,056,000	COP	10,714
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	18,640		17,234

	PAR VALUE		VALUE
Republic of Indonesia FR70 8.375%, 3/15/24	$237,108,000	IDR	$16,902
Republic of South Africa
5.875%, 5/30/22	9,500		9,940
Series 2023, 7.750%, 2/28/23	145,000	ZAR	10,379
4.665%, 1/17/24	29,080		28,606
Republic of Turkey 5.625%, 3/30/21	39,640		39,403
Russian Federation Series 6216 6.700%, 5/15/19	1,391,005	RUB	22,140
Sultanate of Oman
144A, 3.625%, 6/15/21(3)	9,610		9,308
144A, 4.125%, 1/17/23(3)	18,855		17,912
144A, 5.375%, 3/8/27(3)	5,140		4,841
Ukraine 144A 7.750%, 9/1/23(3)	13,715		13,199
United Mexican States Series M 6.500%, 6/9/22	250,769	MXN	12,112

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $475,351)			425,756

MORTGAGE-BACKED SECURITIES—22.1%
Agency—2.8%
Federal National Mortgage Association
Pool #792432, 5.000%, 10/1/19	32		33
Pool #812144, 5.500%, 2/1/20	7		7
Pool #784263, 5.500%, 3/1/20	8		8
Pool #803300, 5.500%, 3/1/20	2		2
Pool #811881, 5.500%, 3/1/20	7		7
Pool #819916, 5.500%, 3/1/20	28		29
Pool #819922, 5.500%, 4/1/20	49		50
Pool #811451, 5.000%, 6/1/20	100		101
Pool #AD6058, 4.000%, 8/1/25	4,899		5,030
Pool #AO5149, 3.000%, 6/1/27	614		614
Pool #AS5927, 3.000%, 10/1/30	17,376		17,332
Pool #AZ4794, 3.000%, 10/1/30	26,270		26,203
Pool #890707, 2.500%, 2/1/31	29,709		28,934
Pool #890710, 3.000%, 2/1/31	11,129		11,066
Pool #254549, 6.000%, 12/1/32	25		28
Pool #695237, 5.500%, 2/1/33	30		32
Pool #773385, 5.500%, 5/1/34	182		197
Pool #725762, 6.000%, 8/1/34	141		155
Pool #806318, 5.500%, 11/1/34	139		149
Pool #806328, 5.500%, 11/1/34	128		138
Pool #806316, 6.000%, 11/1/34	133		145
Pool #800267, 5.500%, 12/1/34	34		37
Pool #808018, 5.500%, 1/1/35	193		209

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
Pool #941322, 6.000%, 7/1/37	$7	$8
Pool #889578, 6.000%, 4/1/38	90	99
Pool #AC6992, 5.000%, 12/1/39	3,093	3,319
Pool #AD3841, 4.500%, 4/1/40	4,512	4,747
Pool #AD4224, 5.000%, 8/1/40	4,113	4,377
Pool #AE4799, 4.000%, 10/1/40	109	112
Pool #AH4009, 4.000%, 3/1/41	3,713	3,812
Pool #AI2472, 4.500%, 5/1/41	3,246	3,414
Pool #AX2491, 4.000%, 10/1/44	16,848	17,222
Pool #AS6515, 4.000%, 1/1/46	10,803	11,021
Pool #AS9393, 4.000%, 4/1/47	6,694	6,831
Pool #MA3058, 4.000%, 7/1/47	32,015	32,674
Pool #MA3088, 4.000%, 8/1/47	26,530	27,078
Government National Mortgage Association
Pool #563381, 6.500%, 11/15/31	17	19
Pool #581072, 6.500%, 2/15/32	10	11

		205,250

Non-Agency—19.3%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(3)	7,181	7,139
Adjustable Rate Mortgage Trust 2005-1, 3A1 3.820%, 5/25/35(2)	2,448	2,478
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(3)	11,488	11,375
Ameriquest Mortgage Securities, Inc. 2003-10, AF6, 5.210%, 11/25/33(2)	272	279
2003-10, AV1, (1 month LIBOR + 0.760%) 2.851%, 12/25/33(2)	3,356	3,337
AMSR Trust 2016-SFR1, A 144A, (1 month LIBOR + 1.400%) 3.485%, 11/17/33(2)(3)	4,170	4,181
2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 4.335%, 11/17/33(2)(3)	3,495	3,506
2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.485%, 11/17/33(2)(3)	425	426
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A, 3.258%, 4/27/48(2)(3)	14,861	14,858
2018-2, A1 144A, 3.674%, 7/27/48(2)(3)	8,170	8,170
Angel Oak Mortgage Trust LLC 2017-1, A3 144A, 3.644%, 1/25/47(2)(3)	905	905
2017-3, A1 144A, 2.708%, 11/25/47(2)(3)	6,544	6,500

	PAR VALUE	VALUE
Non-Agency—(continued)
Arroyo Mortgage Trust 2018-1, A1 144A 3.763%, 4/25/48(2)(3)	$46,243	$46,330
Asset Backed Funding Certificates 2005-AQ1, A6 4.780%, 1/25/35	767	786
Aventura Mall Trust 2013-AVM, A 144A 3.743%, 12/5/32(2)(3)	10,350	10,514
Banc of America Funding Trust 2004-4, 3A1, 4.750%, 10/25/19(14)	398	346
2004-B, 2A1, 3.835%, 11/20/34(2)	323	322
2004-D, 5A1, 3.654%, 1/25/35(2)	3,056	2,870
2005-1, 1A1, 5.500%, 2/25/35	330	330
2006-2, 3A1, 6.000%, 3/25/36	1,595	1,600
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	919	932
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.993%, 7/25/35(2)	7,524	7,727
Bank of America (Merrill Lynch—Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	15,472	15,918
Bank of America (Merrill Lynch—Countrywide) Asset-Backed Certificates Trust 2004-10, AF6 4.485%, 12/25/34(2)	81	83
Bank of America (Merrill Lynch—Countrywide) Home Loan Mortgage Pass-Through-Trust
2004-6, 1A2, 4.153%, 5/25/34(2)	919	917
2004-4, A6, 5.500%, 5/25/34	475	478
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 3.677%, 8/25/34(2)	1,071	1,071
Bayview Commercial Asset Trust 2006-2A, A2 144A , (1 month LIBOR + 0.280%) 2.371%, 7/25/36(2)(3)	5,061	4,903
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37	2,800	2,859
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(2)(3)	8,681	8,659
Bayview Opportunity Master Fund IIIa Trust
2017-RN7, A1 144A, 3.105%, 9/28/32(3)	3,783	3,768
2017-RN8, A1 144A, 3.352%, 11/28/32(3)	6,545	6,513
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	7,758	7,953
2017-RT1, A1 144A, 3.000%, 3/28/57(2)(3)	4,027	3,959
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	5,910	6,018

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	$5,532	$5,669
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	2,000	2,060
2017-SPL4, A 144A, 3.500%, 1/28/55(2)(3)	2,972	2,966
BX Trust
2018-MCSF, A 144A, (1 month LIBOR + 0.577%) 2.650%, 4/15/35(2)(3)	11,145	11,043
2018-GW, B 144A, (1 month LIBOR + 1.020%) 3.093%, 5/15/35(2)(3)	19,910	19,856
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	12,170	12,265
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(3)	3,655	3,539
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2, 2CB2, 6.750%, 8/25/34	8,584	9,225
2014-A, A 144A, 4.000%, 1/25/35(2)(3)	6,214	6,285
2015-PS1, A1 144A, 3.750%, 9/25/42(2)(3)	5,106	5,116
2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	2,482	2,468
2018-RP1, A1 144A, 3.000%, 9/25/64(2)(3)	14,444	14,207
Cold Storage Trust 2017-ICE3, A 144A , (1 month LIBOR + 1.000%) 3.073%, 4/15/36(2)(3)	23,505	23,593
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(3)	4,233	4,207
Colony Multi-Family Mortgage Trust 2014-1, A 144A 2.543%, 4/20/50(3)	1,191	1,184
Colony Starwood Homes Trust 2016-2A, C 144A , (1 month LIBOR + 2.150%) 4.223%, 12/17/33(2)(3)	18,880	18,874
COLT Mortgage Loan Trust Funding LLC 2016-2, A1 144A, 2.750%, 9/25/46(2)(3)	3,801	3,789
2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	867	864
2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	18,513	18,427
2018-2, A1 144A, 3.470%, 7/27/48(2)(3)	4,688	4,688
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(2)(3)	4,080	4,332
Commercial Mortgage Trust 2014-277P, A 144A 3.732%, 8/10/49(2)(3)	8,705	8,741
Credit Suisse First Boston Mortgage Securities Corp. 2003-27, 5A3, 5.250%, 11/25/33	776	784
2003-AR30, 5A1, 3.867%, 1/25/34(2)	3,928	4,032
2004-8, 7A1, 6.000%, 12/25/34	4,405	4,614

	PAR VALUE	VALUE
Non-Agency—(continued)
Credit Suisse Mortgage Capital Trust
2016-BDWN, A 144A, (1 month LIBOR + 2.900%) 4.973%, 2/15/29(2)(3)	$2,975	$2,985
2013-HYB1, A16 144A, 3.014%, 4/25/43(2)(3)	3,162	3,144
2014-IVR2, A2 144A, 3.787%, 4/25/44(2)(3)	9,063	9,062
2017-FHA1, A1 144A, 3.250%, 4/25/47(2)(3)	12,187	11,901
Deephaven Residential Mortgage Trust
2017-1A, A1 144A, 2.725%, 12/26/46(2)(3)	3,980	3,963
2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	1,009	1,006
2017-2A, A1 144A, 2.453%, 6/25/47(2)(3)	3,720	3,666
2017-2A, A2 144A, 2.606%, 6/25/47(2)(3)	1,679	1,652
2017-3A, A3 144A, 2.813%, 10/25/47(2)(3)	4,125	4,094
2018-1A, A1 144A, 2.976%, 12/25/57(2)(3)	11,144	11,078
2018-A, A1 144A, 3.479%, 4/25/58(2)(3)	24,028	24,027
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.495%, 12/15/34(2)(3)	16,875	16,823
Galton Funding Mortgage Trust 2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	15,775	15,686
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	10,629	10,467
GMAC Mortgage Corp. Loan Trust
2004-AR1, 12A, 4.231%, 6/25/34(2)	3,351	3,396
2005-AR1, 5A, 3.768%, 3/18/35(2)	1,082	1,040
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	8,176	8,239
GSAA Home Equity Trust 2005-1, AF4, 5.619%, 11/25/34	217	220
2005-12, AF3W, 4.999%, 9/25/35(2)	3,103	3,136
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	22,020	21,455
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(2)	4,659	4,662
Hospitality Mortgage Trust 2017-HIT, B 144A , (1 month LIBOR + 1.180%) 3.210%, 5/8/30(2)(3)	14,505	14,505
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,838	1,828
Jefferies Resecuritization Trust 2014-R1, 1A1 144A 4.000%, 12/27/37(2)(3)	232	232
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
2004-10, 14A1, 3.669%, 1/25/35(2)	829	821
2004-10, 21A1, 3.837%, 1/25/35(2)	5,582	5,619

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2004-CB1, 5A, 5.000%, 6/25/19	$180	$180
2003-AR6, A1, 4.211%, 6/25/33(2)	469	474
2003-AR4, 2A1, 3.235%, 8/25/33(2)	153	152
2004-CB1, 2A, 5.000%, 6/25/34	1,725	1,750
JPMorgan Chase Commercial Mortgage Securities Trust
2010-CNTR, A2 144A, 4.311%, 8/5/32(3)	5,383	5,465
2015-SGP, B 144A, (1 month LIBOR + 2.750%) 4.823%, 7/15/36(2)(3)	13,925	13,991
2011-C4, A3 144A, 4.106%, 7/15/46(3)	135	135
2006-LDP9, AM, 5.372%, 5/15/47	8,171	8,221
2014-C22, A4, 3.801%, 9/15/47	16,998	17,248
JPMorgan Chase Mortgage Trust
2014-2, AM 144A, 3.397%, 6/25/29(2)(3)	4,084	4,064
2014-2, 2A2 144A, 3.500%, 6/25/29(2)(3)	7,711	7,726
2014-5, B1 144A, 2.996%, 10/25/29(2)(3)	2,725	2,573
2014-5, B2 144A, 2.996%, 10/25/29(2)(3)	1,283	1,205
2006-A2, 4A1, 4.165%, 8/25/34(2)	911	921
2004-A4, 2A1, 3.684%, 9/25/34(2)	3,885	3,947
2005-A1, 4A1, 4.006%, 2/25/35(2)	417	424
2005-A2, 4A1, 3.475%, 4/25/35(2)	674	670
2005-A4, 3A1, 4.095%, 7/25/35(2)	2,021	2,055
2006-A6, 3A3L, 3.544%, 10/25/36(2)	956	839
2014-1, 2A12 144A, 3.500%, 1/25/44(2)(3)	4,352	4,269
2015-1, AM1 144A, 2.897%, 12/25/44(2)(3)	10,148	10,133
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	13,044	12,936
2015-5, A2 144A, 2.972%, 5/25/45(2)(3)	10,461	10,423
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	13,915	13,791
2011-C4, A4 144A, 4.388%, 7/15/46(3)	5,175	5,315
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	9,512	9,125
2017-5, A1 144A, 3.173%, 10/26/48(2)(3)	38,757	38,233
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	12,701	12,455
LoanDepot Station Place Agency Securitization Trust 2017-LD1, C 144A, (1 month LIBOR + 1.300%) 3.391%, 11/25/50(2)(3)(14)	16,025	16,025
MASTR Adjustable Rate Mortgages Trust 2004-12, 3A1 4.060%, 11/25/34(2)	156	156
MASTR Alternative Loan Trust
2003-8, 2A1, 5.750%, 11/25/33	3,540	3,650
2004-4, 6A1, 5.500%, 4/25/34	1,960	2,026

	PAR VALUE	VALUE
Non-Agency—(continued)
2004-7, 9A1, 6.000%, 8/25/34	$10,054	$10,364
2005-2, 2A1, 6.000%, 1/25/35	2,464	2,550
2005-2, 1A1, 6.500%, 3/25/35	7,213	7,413
MASTR Asset Securitization Trust 2005-1, 1A1 5.000%, 5/25/20	54	54
MetLife Securitization Trust 2017-1A, M1 144A 3.646%, 4/25/55(2)(3)	7,930	7,906
Mill City Mortgage Trust
2015-1, A3 144A, 3.000%, 6/25/56(2)(3)	11,900	11,771
2016-1, A1 144A, 2.500%, 4/25/57(2)(3)	2,624	2,574
2017-1, A1 144A, 2.750%, 11/25/58(2)(3)	8,229	8,104
Morgan Stanley—Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,783
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(3)	14,805	14,336
Morgan Stanley Capital I Trust 2017-CLS, A 144A , (1 month LIBOR + 0.700%) 2.773%, 11/15/34(2)(3)	9,494	9,485
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A, 3.646%, 2/25/34(2)	767	773
2004-2AR, 4A, 3.651%, 2/25/34(2)	607	618
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.967%, 6/25/44(2)(3)	4,136	4,072
Motel 6 Trust 2017-MTL6, A 144A , (1 month LIBOR + 0.920%) 2.993%, 8/15/34(2)(3)	25,908	25,900
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	943	974
New Residential Mortgage Loan Trust
2016-2A, A1 144A, 3.750%, 11/26/35(2)(3)	13,117	13,158
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	11,218	11,251
2014-2A, A3 144A, 3.750%, 5/25/54(2)(3)	1,051	1,055
2014-3A, AFX3 144A, 3.750%, 11/25/54(2)(3)	9,180	9,166
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	10,524	10,545
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	6,032	6,042
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	6,579	6,579
2016-4A, A1 144A, 3.750%, 11/25/56(2)(3)	5,890	5,895
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	8,455	8,573
2018-1A, A1A 144A, 4.000%, 12/25/57(2)(3)	1,463	1,472
2018-2A, A1 144A, 4.500%, 2/25/58(2)(3)	21,712	22,259
NovaStar Mortgage Funding Trust 2004-4, M5 , (1 month LIBOR + 1.725%) 3.816%, 3/25/35(2)	2,886	2,923

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	$20,313	$20,112
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	10,700	10,676
Onslow Bay Financial LLC 2018-1, A2 144A , (1 month LIBOR + 0.650%) 2.741%, 6/25/57(2)(3)	16,903	16,923
Pretium Mortgage Credit Partners I LLC
2017-NPL3, A1 144A, 3.250%, 6/29/32(2)(3)	3,225	3,205
2017-NPL5, A1 144A, 3.327%, 12/30/32(2)(3)	9,262	9,222
2018-NPL1 144A, 3.375%, 1/27/33(3)	1,916	1,900
2017-NPL2, A1 144A, 3.250%, 3/28/57(3)	11,908	11,863
Progress Residential Trust
2017-SFR1, B 144A, 3.017%, 8/17/34(3)	4,000	3,869
2018-SFR1, A 144A, 3.255%, 3/17/35(3)	3,150	3,097
2018-SFR1, B 144A, 3.484%, 3/17/35(3)	2,515	2,470
RCO Mortgage LLC 2017-1, A1 144A 3.375%, 8/25/22(3)	11,352	11,289
Residential Asset Mortgage Products Trust
2004-SL2, A3, 7.000%, 10/25/31	1,170	1,216
2004-SL1, A8, 6.500%, 11/25/31	1,483	1,560
2005-SL2, A4, 7.500%, 2/25/32	1,456	1,376
2004-SL4, A3, 6.500%, 7/25/32	576	578
Residential Asset Securitization Trust
2003-A11, A9, 5.750%, 11/25/33	1,874	1,902
2004-A1, A5, 5.500%, 4/25/34	9,144	9,197
Residential Funding Mortgage Securities I, Inc. 2006-S12, 1A1 5.500%, 12/25/21	381	386
RETL 2018-RVP, C 144A , (1 month LIBOR + 2.050%) 4.123%, 3/15/33(2)(3)	17,332	17,405
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(2)(3)	6,500	6,323
Sequoia Mortgage Trust
2015-4, A1 144A, 3.000%, 11/25/30(2)(3)	8,513	8,415
2013-8, B1, 3.530%, 6/25/43(2)	6,429	6,250
2017-CH1, A2 144A, 3.500%, 8/25/47(2)(3)	4,594	4,567
Starwood Waypoint Homes Trust 2017-1, A 144A , (1 month LIBOR + 0.950%) 3.035%, 1/17/35(2)(3)	13,751	13,804
Structured Adjustable Rate Mortgage Loan Trust
2004-4, 3A2, 3.915%, 4/25/34(2)	1,674	1,698
2004-4, 3A1, 3.915%, 4/25/34(2)	379	380
2004-4, 3A4, 3.915%, 4/25/34(2)	1,292	1,301
2004-14, 7A, 3.834%, 10/25/34(2)	6,468	6,481

	PAR VALUE	VALUE
Non-Agency—(continued)
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates
2003-33H, 1A1, 5.500%, 10/25/33	$2,587	$2,633
2003-34A, 6A, 4.154%, 11/25/33(2)	1,809	1,805
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(2)(3)	7,575	7,575
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	11,184	11,092
2015-3, A1B 144A, 3.000%, 3/25/54(2)(3)	2,893	2,872
2016-1, A1B 144A, 2.750%, 2/25/55(2)(3)	4,786	4,727
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	11,010	11,076
2015-5, A1B 144A, 2.750%, 5/25/55(2)(3)	4,527	4,463
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	3,901	3,878
2016-2, A1 144A, 3.000%, 8/25/55(2)(3)	5,450	5,379
2016-3, A1 144A, 2.250%, 4/25/56(2)(3)	4,399	4,297
2016-4, A1 144A, 2.250%, 7/25/56(2)(3)	4,225	4,114
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	3,665	3,670
2017-6, A2 144A, 3.000%, 10/25/57(2)(3)	3,930	3,709
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	22,558	22,032
Tricon American Homes Trust
2016-SFR1, C 144A, 3.487%, 11/17/33(3)	4,640	4,565
2017-SFR1, A 144A, 2.716%, 9/17/34(3)	3,595	3,469
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(2)(3)	2,599	2,572
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(3)	11,842	11,814
Vericrest Opportunity Loan Trust LVIII LLC 2017-NPL5, A1 144A 3.375%, 5/28/47(3)	1,413	1,410
Vericrest Opportunity Loan Trust LX LLC 2017-NPL7, A1 144A 3.250%, 6/25/47(3)	7,093	7,053
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A 3.125%, 9/25/47(3)	7,712	7,648
Vericrest Opportunity Loan Trust LXIII LLC 2017-NP10, A1 144A 3.000%, 10/25/47(3)	801	793
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)	29,122	28,988
Verus Securitization Trust
2017-1A, A1 144A, 2.853%, 1/25/47(2)(3)	4,718	4,703
2017-2A, A1 144A, 2.485%, 7/25/47(2)(3)	14,552	14,386
2018-1, A1 144A, 2.929%, 2/25/48(2)(3)	15,394	15,266
2018-1, A1 144A, 4.052%, 3/25/58(2)(3)	4,545	4,545
VSD 2017-PLT1, A 3.600%, 12/25/43	4,110	4,107

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1, 3.600%, 6/25/33(2)	$774	$783
2003-J, 5A1, 3.490%, 10/25/33(2)	264	267
2004-4, A9, 5.500%, 5/25/34	1,174	1,195
2004-U, A1, 3.875%, 10/25/34(2)	589	594
2004-Z, 2A1, 3.738%, 12/25/34(2)	2,633	2,682
2004-CC, A1, 3.755%, 1/25/35(2)	1,265	1,293
2005-12, 1A1, 5.500%, 11/25/35	2,127	2,156
2005-14, 2A1, 5.500%, 12/25/35	1,396	1,432
2007-16, 1A1, 6.000%, 12/28/37	1,162	1,177

		1,387,402

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,604,913)		1,592,652

ASSET-BACKED SECURITIES—23.1%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust
2017-2A, A2 144A, 2.560%, 10/17/22(3)	12,410	12,203
2018-1A, A2 144A, 3.220%, 2/15/23(3)	4,290	4,271

		16,474

Automobiles—14.1%
ACC Trust
2018-1, A 144A, 3.700%, 12/21/20(3)	8,774	8,777
2018-1, B 144A, 4.820%, 5/20/21(3)	6,475	6,481
American Credit Acceptance Receivables Trust
2017-3, B 144A, 2.250%, 1/11/21(3)	8,000	7,979
2016-1A, B 144A, 4.240%, 6/13/22(3)	2,402	2,406
2017-1, C 144A, 2.880%, 3/13/23(3)	9,000	8,974
2017-2, C 144A, 2.860%, 6/12/23(3)	6,705	6,668
2018-1, C 144A, 3.550%, 4/10/24(3)	8,145	8,141
AmeriCredit Automobile Receivables Trust
2014-2, C, 2.180%, 6/8/20	8,520	8,515
2014-1, D, 2.540%, 6/8/20	22,955	22,952
2015-3, C, 2.730%, 3/8/21	9,730	9,731
2016-4, C, 2.410%, 7/8/22	18,468	18,171
2017-1, C, 2.710%, 8/18/22	10,360	10,242
2017-2, C, 2.970%, 3/20/23	7,840	7,782
Avid Automobile Receivables Trust
2018-1, A 144A, 2.840%, 8/15/23(3)	3,812	3,791
2018-1, B 144A, 3.850%, 7/15/24(3)	4,000	3,954
Avis Budget Rental Car Funding LLC

	PAR VALUE	VALUE
Automobiles—(continued)
(AESOP) 2013-1A, A 144A, 1.920%, 9/20/19(3)	$1,412	$1,411
(AESOP) 2013-2A, A 144A, 2.970%, 2/20/20(3)	6,350	6,354
(AESOP) 2015-2A, A 144A, 2.630%, 12/20/21(3)	21,560	21,293
California Republic Auto Receivables Trust
2014-2, B, 2.340%, 4/15/20	7,090	7,087
2015-3, B, 2.700%, 9/15/21	3,705	3,686
2016-1, B, 3.430%, 2/15/22	4,615	4,609
2017-1, B, 2.910%, 12/15/22	7,000	6,843
Capital Auto Receivables Asset Trust
2015-2, C, 2.670%, 8/20/20	7,250	7,251
2017-1, C 144A, 2.700%, 9/20/22(3)	3,630	3,568
2017-1, D 144A, 3.150%, 2/20/25(3)	1,980	1,964
CarFinance Capital Auto Trust
2014-2A, B 144A, 2.640%, 11/16/20(3)	2,433	2,432
2014-2A, C 144A, 3.240%, 11/16/20(3)	2,765	2,756
2015-1A, B 144A, 2.910%, 6/15/21(3)	6,000	5,991
CarNow Auto Receivables Trust
2016-1A, D 144A, 7.340%, 11/15/21(3)	4,460	4,499
2017-1A, A 144A, 2.920%, 9/15/22(3)	4,460	4,439
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	2,566	2,536
Chrysler Capital Auto Receivables Trust
2015-BA, D 144A, 4.170%, 1/16/23(3)	8,400	8,449
2016-BA, D 144A, 3.510%, 9/15/23(3)	2,150	2,123
CPS Auto Receivables Trust
2016-C, B 144A, 2.480%, 9/15/20(3)	3,000	2,995
2016-B, B 144A, 3.180%, 9/15/20(3)	4,193	4,198
2017-C, B 144A, 2.300%, 7/15/21(3)	6,610	6,555
2016-A, C 144A, 3.800%, 12/15/21(3)	6,500	6,537
2017-D, B 144A, 2.430%, 1/18/22(3)	6,400	6,332
Credit Acceptance Auto Loan Trust
2018-1A, A 144A, 3.010%, 2/16/27(3)	10,000	9,904
2018-2A, B 144A, 3.940%, 7/15/27(3)	5,500	5,515
Drive Auto Receivables Trust
2017-1, B, 2.360%, 3/15/21	14,640	14,623
2017-BA, C 144A, 2.610%, 8/16/21(3)	8,750	8,743
2016-CA, C 144A, 3.020%, 11/15/21(3)	9,220	9,227
2017-AA, C 144A, 2.980%, 1/18/22(3)	15,410	15,411
2017-3, C, 2.800%, 7/15/22	7,235	7,211
2015-AA, D 144A, 4.120%, 7/15/22(3)	13,120	13,248
2017-2, C, 2.750%, 9/15/23	4,030	4,021
DT Auto Owner Trust

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)
2015-3A, C 144A, 3.250%, 7/15/21(3)	$511	$511
2016-2A, C 144A, 3.670%, 1/18/22(3)	6,429	6,447
2016-3A, C 144A, 3.150%, 3/15/22(3)	7,055	7,063
2016-4A, C 144A, 2.740%, 10/17/22(3)	21,070	21,060
2017-1A, D 144A, 3.550%, 11/15/22(3)	10,000	9,997
2017-2A, D 144A, 3.890%, 1/15/23(3)	10,070	10,056
2017-3A, C 144A, 3.010%, 5/15/23(3)	11,505	11,462
2017-4A, C 144A, 2.860%, 7/17/23(3)	20,000	19,879
2018-1A, C 144A, 3.470%, 12/15/23(3)	8,950	8,938
Exeter Automobile Receivables Trust
2014-2A, C 144A, 3.260%, 12/16/19(3)	2,576	2,578
2015-1A, C 144A, 4.100%, 12/15/20(3)	18,294	18,405
2015-2A, C 144A, 3.900%, 3/15/21(3)	24,230	24,426
2014-3A, D 144A, 5.690%, 4/15/21(3)	19,355	19,758
2016-3A, B 144A, 2.840%, 8/16/21(3)	8,475	8,467
2017-1A, B 144A, 3.000%, 12/15/21(3)	17,975	17,964
2017-2A, B 144A, 2.820%, 5/16/22(3)	18,780	18,678
2017-3A, B 144A, 2.810%, 9/15/22(3)	14,185	14,024
2018-1A, C 144A, 3.030%, 1/17/23(3)	19,510	19,315
2018-2A, C 144A, 3.690%, 3/15/23(3)	6,550	6,541
First Investors Auto Owner Trust
2015-1A, C 144A, 2.710%, 6/15/21(3)	5,000	4,986
2017-2A, B 144A, 2.650%, 11/15/22(3)	2,160	2,133
Flagship Credit Auto Trust
2016-1, A 144A, 2.770%, 12/15/20(3)	1,194	1,194
2014-2, D 144A, 5.210%, 2/15/21(3)	11,010	11,172
2015-1, D 144A, 5.260%, 7/15/21(3)	3,565	3,636
2015-2, C 144A, 4.080%, 12/15/21(3)	6,495	6,561
2016-2, B 144A, 3.840%, 9/15/22(3)	4,175	4,206
2016-3, D 144A, 3.890%, 11/15/22(3)	4,990	4,995
2017-1, C 144A, 3.220%, 5/15/23(3)	7,500	7,468
2017-3, C 144A, 2.910%, 9/15/23(3)	6,980	6,877
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A, 2.870%, 10/15/21(3)	3,145	3,140
2017-1, B 144A, 3.050%, 12/15/22(3)	8,965	8,849
2017-1, C 144A, 3.470%, 12/15/22(3)	4,458	4,427
2018-1, C 144A, 3.680%, 8/15/23(3)	1,685	1,676
2018-1, D 144A, 4.190%, 11/15/23(3)	1,630	1,623
GLS Auto Receivables Trust
2016-1A, B 144A, 4.390%, 1/15/21(3)	10,500	10,574
2017-1A, B 144A, 2.980%, 12/15/21(3)	15,005	14,894
2018-1A, A 144A, 2.820%, 7/15/22(3)	2,774	2,758

	PAR VALUE	VALUE
Automobiles—(continued)
2017-1A, C 144A, 3.500%, 7/15/22(3)	$11,090	$11,034
2018-1A, B 144A, 3.520%, 8/15/23(3)	11,975	11,829
Hertz Vehicle Financing II LP
2015-2A, A 144A, 2.020%, 9/25/19(3)	4,845	4,837
2016-1A, A 144A, 2.320%, 3/25/20(3)	8,800	8,762
2015-1A, A 144A, 2.730%, 3/25/21(3)	29,000	28,686
2015-3A, A 144A, 2.670%, 9/25/21(3)	25,000	24,575
2016-4A, A 144A, 2.650%, 7/25/22(3)	12,335	12,012
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(3)	17,175	17,141
Hyundai Auto Receivables Trust
2014-B, D, 2.510%, 12/15/20	9,675	9,673
2015-A, D, 2.730%, 6/15/21	8,950	8,947
2017-B, B, 2.230%, 2/15/23	4,240	4,123
OneMain Direct Auto Receivables Trust
2016-1A, B 144A, 2.760%, 5/15/21(3)	4,135	4,135
2017-2A, C 144A, 2.820%, 7/15/24(3)	6,220	6,124
Oscar US Funding Trust VIII LLC 2018-1A, A2A 144A 2.910%, 4/12/21(3)	10,000	9,969
Prestige Auto Receivables Trust
2014-1A, C 144A, 2.390%, 5/15/20(3)	4,250	4,250
2017-1A, C 144A, 2.810%, 1/17/23(3)	8,355	8,194
Santander Drive Auto Receivables Trust
2016-2, B, 2.080%, 2/16/21	6,727	6,716
2017-1, C, 2.580%, 5/16/22	9,830	9,761
2017-2, C, 2.790%, 8/15/22	3,795	3,777
2017-3, C, 2.760%, 12/15/22	4,510	4,470
2018-2, C, 3.350%, 7/17/23	12,425	12,428
Skopos Auto Receivables Trust
2018-1A, A 144A, 3.190%, 9/15/21(3)	9,818	9,820
2018-1A, B 144A, 3.930%, 5/16/22(3)	2,465	2,460
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(3)	10,900	10,724
Tesla Auto Lease Trust
2018-A, A 144A, 2.320%, 12/20/19(3)	1,768	1,763
2018-A, B 144A, 2.750%, 2/20/20(3)	2,500	2,488
2018-A, C 144A, 2.970%, 4/20/20(3)	2,000	1,992
2018-A, D 144A, 3.300%, 5/20/20(3)	2,970	2,960
Tidewater Auto Receivables Trust 2018-AA, B 144A 3.450%, 11/15/24(3)	3,165	3,164
United Auto Credit Securitization Trust 2016-2, C 144A 2.480%, 3/10/20(3)	4,113	4,111

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)
Westlake Automobile Receivables Trust
2016-2A, C 144A, 2.830%, 5/17/21(3)	$3,190	$3,190
2015-3A, D 144A, 4.400%, 5/17/21(3)	10,000	10,037
2017-1A, B 144A, 2.300%, 10/17/22(3)	10,000	9,965
2017-2A, C 144A, 2.590%, 12/15/22(3)	16,230	16,058
2018-1A, C 144A, 2.920%, 5/15/23(3)	22,494	22,299
2018-2A, D 144A, 4.000%, 1/16/24(3)	10,000	10,035

		1,015,622

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	900	889

Manufactured Housing—0.0%
Associates Manufactured Housing Pass-Through Certificates 1996-1, B1 8.000%, 3/15/27(2)	301	304

Other—8.4%
Ajax Mortgage Loan Trust 2017-B, A 144A 3.163%, 9/25/56(2)(3)	9,928	9,734
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	12,836	12,589
Ascentium Equipment Receivables Trust
2017-1A, B 144A, 2.850%, 10/10/21(3)	7,764	7,580
2018-1A, B 144A, 3.460%, 11/13/23(3)	8,675	8,694
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A 3.240%, 12/20/23(3)	12,425	12,376
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(3)	8,342	8,146
BXG Receivables Note Trust
2012-A, A 144A, 2.660%, 12/2/27(3)	1,656	1,628
2013-A, A 144A, 3.010%, 12/4/28(3)	3,919	3,867
2015-A, A 144A, 2.880%, 5/2/30(3)	3,540	3,476
2017-A, A 144A, 2.950%, 10/4/32(3)	7,675	7,486
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(3)	4,875	4,847
CLUB Credit Trust
2017-NP1, B 144A, 3.170%, 4/17/23(3)	6,218	6,217
2017-P1, B 144A, 3.560%, 9/15/23(3)	4,565	4,546
2017-P2, A 144A, 2.610%, 1/15/24(3)	6,935	6,909
Conn’s Receivables Funding LLC 2017-B, B 144A 4.520%, 11/15/20(3)	8,550	8,619

	PAR VALUE	VALUE
Other—(continued)
Consumer Installment Loan Trust 2016-LD1, A 144A 3.960%, 7/15/22(3)	$550	$550
CoreVest American Finance Trust
2017-1, A 144A, 2.968%, 10/15/49(3)	4,727	4,631
2018-1, A 144A, 3.804%, 6/15/51(3)	13,525	13,525
DB Master Finance LLC
2015-1A, A2II 144A, 3.980%, 2/20/45(3)	2,757	2,765
2017-1A, A2I 144A, 3.629%, 11/20/47(3)	16,149	15,858
Diamond Resorts Owner Trust
2014-1, A 144A, 2.540%, 5/20/27(3)	3,991	3,979
2017-1A, A 144A, 3.270%, 10/22/29(3)	6,231	6,078
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	6,625	6,599
Drug Royalty III LP 1
2016-1A, A 144A, 3.979%, 4/15/27(3)	7,251	7,203
2017-1A, A1 144A, (3 month LIBOR + 2.500%) 4.848%, 4/15/27(2)(3)	3,120	3,133
Fairway Outdoor Funding LLC 2012-1A, A2 144A 4.212%, 10/15/42(3)	13,065	13,112
Foundation Finance Trust
2017-1A, A 144A, 3.300%, 7/15/33(3)	10,553	10,385
2016-1A, A 144A, 3.960%, 6/15/35(3)	1,546	1,550
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(3)	3,985	3,936
Hardee’s Funding LLC 2018-1A, A1 144A 4.250%, 6/20/48(3)	16,835	16,879
Hilton Grand Vacations Trust
2013-A, A 144A, 2.280%, 1/25/26(3)	3,343	3,319
2014-AA, A 144A, 1.770%, 11/25/26(3)	5,039	4,954
2017-AA, A 144A, 2.660%, 12/26/28(3)	5,227	5,134
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	11,928	11,643
Kabbage Asset Securitization LLC 2017-1, A 144A 4.571%, 3/15/22(3)	7,500	7,572
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	7,335	7,358
Marlette Funding Trust 2018-1A, A 144A 2.610%, 3/15/28(3)	7,660	7,638
Marriott Vacation Club Owner Trust 2012-1A, A 144A 2.510%, 5/20/30(3)	6,078	6,045
MVW Owner Trust 2015-1A, B 144A, 2.960%, 12/20/32(3)	764	749

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Other—(continued)
2016-1A, A 144A, 2.250%, 12/20/33(3)	$3,657	$3,566
2017-1A, A 144A, 2.420%, 12/20/34(3)	3,503	3,416
OnDeck Asset Securitization Trust LLC 2018-1A, A 144A 3.500%, 4/18/22(3)	8,420	8,425
OneMain Financial Issuance Trust
2015-2A, A 144A, 2.570%, 7/18/25(3)	2,456	2,455
2018-1A, A 144A, 3.300%, 3/14/29(3)	17,015	16,954
2017-1A, A1 144A, 2.370%, 9/14/32(3)	5,500	5,393
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(3)	8,455	8,454
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	8,745	8,709
Orange Lake Timeshare Trust
2012-AA, A 144A, 3.450%, 3/10/27(3)	1,276	1,276
2015-AA, A 144A, 2.880%, 9/8/27(3)	3,595	3,520
2014-AA, A 144A, 2.290%, 7/9/29(3)	1,567	1,535
2018-A, A 144A, 3.100%, 11/8/30(3)	6,265	6,203
Pretium Mortgage Credit Partners I LLC 2018-NPL3, A1 144A 4.125%, 8/27/33(2)(3)	8,210	8,210
Prosper Marketplace Issuance Trust
2017-1A, B 144A, 3.650%, 6/15/23(3)	17,008	17,053
2017-2A, B 144A, 3.480%, 9/15/23(3)	16,905	16,886
2018-1A, A 144A, 3.110%, 6/17/24(3)	6,469	6,468
Sierra Receivables Funding Co., LLC 2017-1A, A 144A 2.910%, 3/20/34(3)	5,372	5,325
Sierra Timeshare Receivables Funding LLC
2014-1A, A 144A, 2.070%, 3/20/30(3)	1,003	1,000
2014-2A, A 144A, 2.050%, 6/20/31(2)(3)	1,374	1,368
2016-1A, A 144A, 3.080%, 3/21/33(3)	3,147	3,146
2016-2A, A 144A, 2.330%, 7/20/33(3)	2,927	2,890
Silverleaf Finance LLC XVIII 2014-A, A 144A 2.810%, 1/15/27(3)	572	572
SoFi Consumer Loan Program LLC
2016-3, A 144A, 3.050%, 12/26/25(3)	11,274	11,239
2017-1, A 144A, 3.280%, 1/26/26(3)	12,918	12,907
2017-3, A 144A, 2.770%, 5/25/26(3)	9,523	9,447
2017-5, A2 144A, 2.780%, 9/25/26(3)	14,080	13,861
2017-6, A2 144A, 2.820%, 11/25/26(3)	12,870	12,766
2018-1, A2 144A, 3.140%, 2/25/27(3)	10,685	10,612
2018-2, A2 144A, 3.350%, 4/26/27(3)	18,425	18,461
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(3)	11,590	11,530

	PAR VALUE	VALUE
Other—(continued)
SVO VOI Mortgage Corp. 2012-AA, A 144A 2.000%, 9/20/29(3)	$4,394	$4,321
Taco Bell Funding LLC 2016-1A, A21 144A 3.832%, 5/25/46(3)	8,959	8,969
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	20,242	20,321
Trinity Rail Leasing LP 144A 2.266%, 1/15/43(3)	1,899	1,848
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(3)	8,728	8,604
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(3)	5,218	5,211
Volvo Financial Equipment LLC 2017-1A, B 144A 2.400%, 1/18/22(3)	3,600	3,533
VSE VOI Mortgage LLC
2016-A, A 144A, 2.540%, 7/20/33(3)	4,305	4,210
2017-A, A 144A, 2.330%, 3/20/35(3)	8,615	8,356
Welk Resorts LLC
2013-AA, A 144A, 3.100%, 3/15/29(3)	1,659	1,645
2015-AA, A 144A, 2.790%, 6/16/31(3)	3,433	3,370
Wendy’s Funding LLC
2015-1A, A2II 144A, 4.080%, 6/15/45(3)	9,329	9,433
2018-1A, A2I 144A, 3.573%, 3/15/48(3)	9,428	9,169
Westgate Resorts LLC
2016-1A, A 144A, 3.500%, 12/20/28(3)	5,623	5,605
2018-1A, A 144A, 3.380%, 12/20/31(3)	6,489	6,475

		606,026

Student Loans—0.4%
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(3)	1,745	1,739
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	4,414	4,305
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(3)	3,150	3,068
SLM Private Education Loan Trust
2013-B, A2A 144A, 1.850%, 6/17/30(3)	2,684	2,664
2013-C, A2A 144A, 2.940%, 10/15/31(3)	2,263	2,266
SoFi Professional Loan Program LLC
2015-A, A2 144A, 2.420%, 3/25/30(3)	1,745	1,721
2017-B, A1FX 144A, 1.830%, 5/25/40(3)	4,394	4,367

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Student Loans—(continued)
2017-C, A2A 144A, 1.750%, 7/25/40(3)	$3,921	$3,887

		24,017

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,671,929)		1,663,332

CORPORATE BONDS AND NOTES—32.9%
Consumer Discretionary—2.6%
Alibaba Group Holding Ltd. 2.500%, 11/28/19	6,600	6,556
Altice France S.A. 144A 7.375%, 5/1/26(3)	3,670	3,588
Altice US Finance I Corp. 144A 5.375%, 7/15/23(3)	8,250	8,209
Aptiv plc 3.150%, 11/19/20	15,000	14,890
Charter Communications Operating LLC 4.500%, 2/1/24	10,990	10,975
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	7,910	7,863
CSC Holdings LLC 5.250%, 6/1/24	11,500	10,867
Discovery Communications LLC
2.200%, 9/20/19	7,185	7,106
3.300%, 5/15/22	11,200	11,004
DISH DBS Corp. 5.875%, 7/15/22	7,150	6,721
Dollar Tree, Inc., (3 month LIBOR + 0.700%) 3.055%, 4/17/20(2)	4,850	4,860
General Motors Financial Co., Inc.
3.500%, 7/10/19	9,715	9,764
4.200%, 3/1/21	7,300	7,402
3.550%, 4/9/21	2,847	2,838
4.150%, 6/19/23	4,656	4,654
GLP Capital LP 5.250%, 6/1/25	13,175	13,175
Horton (D.R.), Inc. 4.750%, 2/15/23	10,550	10,886
International Game Technology plc 144A 6.250%, 2/15/22(3)	5,190	5,320
Lennar Corp. 2.950%, 11/29/20	17,355	16,918
Newell Brands, Inc. 3.150%, 4/1/21	6,553	6,492
Scientific Games International, Inc. 144A 5.000%, 10/15/25(3)	7,150	6,810
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	10,054

		186,952

Consumer Staples—1.3%
Anheuser-Busch InBev Worldwide, Inc., (3 month LIBOR + 0.740%) 3.052%, 1/12/24(2)	4,943	4,987
BAT Capital Corp.

	PAR VALUE	VALUE
Consumer Staples—(continued)
144A, 2.297%, 8/14/20(3)	$7,230	$7,074
144A, 2.764%, 8/15/22(3)	14,195	13,608
144A, 3.222%, 8/15/24(3)	7,160	6,779
Campbell Soup Co.
3.300%, 3/15/21	4,613	4,594
3.650%, 3/15/23	11,370	11,160
CVS Health Corp.
(3 month LIBOR + 0.720%) 3.047%, 3/9/21(2)	6,510	6,543
3.700%, 3/9/23	15,619	15,460
Kraft Heinz Foods Co. (The)
3.500%, 7/15/22	4,543	4,487
4.000%, 6/15/23	14,660	14,611
MARB BondCo plc 144A 7.000%, 3/15/24(3)	4,470	4,297

		93,600

Energy—5.0%
Afren plc 144A 11.500%, 2/1/20(3)(9)(14)	4,674	1
Anadarko Finance Co. Series B 7.500%, 5/1/31	3,000	3,714
Anadarko Petroleum Corp. 4.850%, 3/15/21	3,845	3,957
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	6,070	6,131
Callon Petroleum Co. 6.125%, 10/1/24	9,266	9,382
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	11,090	11,229
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	7,155	7,799
Cimarex Energy Co. 4.375%, 6/1/24	11,490	11,580
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,725
Continental Resources, Inc.
5.000%, 9/15/22	5,035	5,111
4.500%, 4/15/23	6,535	6,636
Ecopetrol S.A. 5.875%, 9/18/23	16,725	17,728
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	3,999
Encana Corp.
3.900%, 11/15/21	7,960	8,023
8.125%, 9/15/30	8,110	10,354
Energy Transfer Equity LP
4.250%, 3/15/23	6,430	6,205
5.875%, 1/15/24	10,155	10,409
Energy Transfer Partners LP
5.000%, 10/1/22	17,910	18,539
4.500%, 11/1/23	4,855	4,884
EP Energy LLC

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
144A, 9.375%, 5/1/24(3)	$7,130	$5,847
144A, 8.000%, 11/29/24(3)	7,660	7,737
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	20,300	21,592
Petrobras Global Finance BV 144A 5.299%, 1/27/25(3)	10,890	10,062
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(9)	9,545	2,011
Petroleos Mexicanos
4.875%, 1/24/22	62,580	63,131
6.500%, 3/13/27	14,165	14,491
PTTEP Treasury Center Co., Ltd. 144A 4.875% (3)(5)	3,007	3,006
Range Resources Corp.
5.000%, 3/15/23	5,235	5,086
4.875%, 5/15/25	15,135	14,189
RSP Permian, Inc. 5.250%, 1/15/25	7,125	7,617
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000	8,366
6.250%, 3/15/22	8,415	9,050
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	6,435	6,938
Sunoco LP 144A 4.875%, 1/15/23(3)	6,000	5,760
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(3)	3,955	3,930
Transocean, Inc. 144A,
9.000%, 7/15/23(3)	3,680	3,961
6.800%, 3/15/38	7,800	6,337
Ultra Resources, Inc. 144A 6.875%, 4/15/22(3)	1,258	953
Weatherford International Ltd. 9.875%, 2/15/24	4,795	4,841
YPF S.A. 144A 8.750%, 4/4/24(3)	1,630	1,606

		357,917

Financials—10.1%
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	3,670	3,647
Air Lease Corp. 2.625%, 9/4/18	5,495	5,493
Ares Capital Corp.
3.625%, 1/19/22	4,475	4,363
3.500%, 2/10/23	11,230	10,701
4.250%, 3/1/25	7,500	7,212
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	14,195	13,911
Aviation Capital Group LLC

	PAR VALUE		VALUE
Financials—(continued)
144A, 2.875%, 9/17/18(3)	$4,415		$4,416
144A, 3.875%, 5/1/23(3)	18,262		18,203
Bank of America Corp. 5.490%, 3/15/19	2,868		2,916
(3 month LIBOR + 1.180%) 3.542%, 10/21/22(2)	6,520		6,640
(3 month LIBOR + 1.000%) 3.359%, 4/24/23(2)	14,445		14,597
4.200%, 8/26/24	10,473		10,523
(3 month LIBOR + 0.770%) 3.133%, 2/5/26(2)	4,441		4,361
Bank of Baroda 144A 4.875%, 7/23/19(3)	11,775		11,914
Bank of India 144A 3.625%, 9/21/18(3)	10,200		10,197
Barclays plc 3.200%, 8/10/21	10,345		10,136
BBVA Banco Continental S.A. RegS 5.000%, 8/26/22(4)	16,280		16,707
Capital One N.A. 2.400%, 9/5/19	5,000		4,956
2.950%, 7/23/21	14,425		14,167
Citigroup, Inc. 2.350%, 8/2/21	6,604		6,378
(3 month LIBOR + 1.430%) 3.730%, 9/1/23(2)	7,115		7,261
(3 month LIBOR + 1.250%) 3.576%, 7/1/26(2)	21,935		21,930
3.200%, 10/21/26	2,927		2,724
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(3)	6,000		5,992
Development Bank of Kazakhstan JSC 144A, 4.125%, 12/10/22(3)	13,805		13,512
144A, 8.950%, 5/4/23(3)	3,330,000	KZT	9,647
Discover Bank 8.700%, 11/18/19	1,750		1,866
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685		14,770
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500		4,479
FS Investment Corp. 4.250%, 1/15/20	7,725		7,741
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	4,425		4,255
4.250%, 10/21/25	24,315		23,951
(3 month LIBOR + 1.170%) 3.491%, 5/15/26(2)	28,975		28,622
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	16,760		16,802
HSBC Holdings plc 2.950%, 5/25/21	10,000		9,861
(3 month LIBOR + 1.500%) 3.837%, 1/5/22(2)	6,524		6,715
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065		18,399
ICAHN Enterprises LP 6.250%, 2/1/22	10,285		10,491
Industrial & Commercial Bank of China Ltd.

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
3.231%, 11/13/19	$6,275	$6,257
(3 month LIBOR + 0.750%) 3.113%, 11/8/20(2)	630	630
2.957%, 11/8/22	14,880	14,424
Jefferies Group LLC 6.875%, 4/15/21	2,594	2,795
JPMorgan Chase & Co. 2.295%, 8/15/21	4,495	4,342
(3 month LIBOR + 0.900%) 3.260%, 4/25/23(2)	18,055	18,209
JPMorgan Chase Bank N.A. 1.650%, 9/23/19	8,805	8,679
Lincoln National Corp. , (3 month LIBOR + 2.040%) 4.399%, 4/20/67(2)(7)	2,885	2,683
Macquarie Group Ltd. 144A 6.000%, 1/14/20(3)	10,950	11,387
Mizuho Financial Group, Inc. 144A 2.632%, 4/12/21(3)	32,105	31,345
Morgan Stanley
(3 month LIBOR + 0.930%) 3.292%, 7/22/22(2)	18,055	18,200
(3 month LIBOR + 1.400%) 3.759%, 10/24/23(2)	25,080	25,654
Navient Corp.
6.500%, 6/15/22	8,220	8,415
7.250%, 9/25/23	3,620	3,792
Nuveen Finance LLC 144A 2.950%, 11/1/19(3)	2,850	2,839
S&P Global, Inc. 3.300%, 8/14/20	15,097	15,115
Santander Holdings USA, Inc.
2.700%, 5/24/19	10,650	10,618
2.650%, 4/17/20	7,540	7,473
3.700%, 3/28/22	7,190	7,082
SBA Tower Trust 144A,
3.156%, 10/8/20(3)	6,050	6,001
144A, 3.168%, 4/11/22(3)	18,490	18,088
Sberbank of Russia RegS 5.717%, 6/16/21(4)(6)	7,000	7,228
Springleaf Finance Corp. 6.875%, 3/15/25	7,875	7,816
Toronto-Dominion Bank (The) 2.125%, 4/7/21	11,005	10,681
Trinity Acquisition plc 3.500%, 9/15/21	1,485	1,473
Turkiye Is Bankasi AS 144A 3.750%, 10/10/18(3)	12,630	12,555
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	14,600	13,178
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(3)	8,475	8,163
Vnesheconombank 144A 6.902%, 7/9/20(3)	9,500	9,856
Wells Fargo & Co. 2.500%, 3/4/21	7,465	7,302
(3 month LIBOR + 1.230%) 3.589%, 10/31/23(2)	10,770	10,988
Wells Fargo Bank N.A. 2.150%, 12/6/19	17,645	17,452

	PAR VALUE	VALUE
Financials—(continued)
XLIT Ltd. 2.300%, 12/15/18	$9,730	$9,691

		730,867

Health Care—2.5%
Abbott Laboratories 3.400%, 11/30/23	3,910	3,856
AbbVie, Inc.
2.500%, 5/14/20	11,705	11,560
3.200%, 11/6/22	1,940	1,907
Allergan Funding SCS
3.000%, 3/12/20	2,825	2,811
3.450%, 3/15/22	3,815	3,753
Anthem, Inc.
2.950%, 12/1/22	7,557	7,337
3.500%, 8/15/24	7,475	7,282
3.350%, 12/1/24	5,452	5,265
Bayer US Finance II LLC 144A, (3 month LIBOR + 0.630%) 2.965%, 6/25/21(2)(3)	10,690	10,711
144A, 3.500%, 6/25/21(3)	10,800	10,821
144A, (3 month LIBOR + 1.010%) 3.345%, 12/15/23(2)(3)	10,975	10,974
Becton Dickinson & Co.
(3 month LIBOR + 0.875%) 3.209%, 12/29/20(2)	6,257	6,268
2.894%, 6/6/22	11,831	11,440
3.363%, 6/6/24	7,740	7,432
Cardinal Health, Inc. 2.616%, 6/15/22	10,985	10,524
Endo Dac 144A 6.000%, 7/15/23(3)	720	592
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	2,590	2,632
Mylan NV 3.150%, 6/15/21	4,065	4,019
Mylan, Inc. 144A 3.125%, 1/15/23(3)	14,815	14,222
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	9,275	8,879
Tenet Healthcare Corp. 144A, 4.625%, 7/15/24(3)	4,350	4,120
144A, 5.125%, 5/1/25(3)	4,765	4,530
Teva Pharmaceutical Finance Netherlands Iii BV 6.000%, 4/15/24	800	799
Valeant Pharmaceuticals International, Inc. 144A 6.500%, 3/15/22(3)	2,190	2,267
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	25,115	24,649

		178,650

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—2.9%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	$6,775	$6,834
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	26,129	27,827
Ashtead Capital, Inc. 144A 4.125%, 8/15/25(3)	13,800	12,868
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	11,420	11,449
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(3)	5,149	5,253
CNH Industrial N.V. 4.500%, 8/15/23	15,130	15,212
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	4,505	4,607
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(3)	13,276	13,525
Doric Nimrod Air Finance Alpha Pass-Through-Trust 2012-1, A 144A 5.125%, 11/30/22(3)	9,395	9,694
General Dynamics Corp. 2.875%, 5/11/20	7,492	7,498
3.000%, 5/11/21	4,535	4,520
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	6,160	6,174
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	2,885	2,596
Latam Finance Ltd. 144A 6.875%, 4/11/24(3)	18,525	18,108
Masco Corp. 5.950%, 3/15/22	13,945	14,914
Penske Truck Leasing Co., LP
RegS, 2.500%, 6/15/19(4)	3,470	3,451
144A, 4.125%, 8/1/23(3)	7,770	7,791
Pitney Bowes, Inc. 4.375%, 5/15/22	10,523	9,540
SCF Capital Designated Activity Co. 144A 5.375%, 6/16/23(3)	8,460	8,447
Standard Industries, Inc. 144A 5.500%, 2/15/23(3)	6,590	6,714
TransDigm, Inc. 6.500%, 7/15/24	11,820	12,027

		209,049

Information Technology—1.2%
Analog Devices, Inc. 2.950%, 1/12/21	18,570	18,411
Broadcom Corp.
2.375%, 1/15/20	10,660	10,521
3.000%, 1/15/22	7,550	7,342
2.650%, 1/15/23	9,730	9,160
Dell International LLC 144A 5.450%, 6/15/23(3)	10,540	11,023
Hewlett Packard Enterprise Co. 2.850%, 10/5/18	3,840	3,846
Radiate Holdco LLC 144A 6.875%, 2/15/23(3)	3,635	3,490
Tencent Holdings Ltd. 144A 2.985%, 1/19/23(3)	7,050	6,852

	PAR VALUE	VALUE
Information Technology—(continued)
VMware, Inc. 2.300%, 8/21/20	$4,567	$4,468
2.950%, 8/21/22	11,670	11,195

		86,308

Materials—2.3%
Anglo American Capital plc 144A 3.625%, 9/11/24(3)	18,490	17,499
ArcelorMittal 6.125%, 6/1/25	12,910	13,911
Equate Petrochemical BV 144A 3.000%, 3/3/22(3)	9,535	9,122
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	11,711	10,809
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(3)	9,330	9,050
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	17,615	17,576
James Hardie International Finance DAC 144A 4.750%, 1/15/25(3)	12,975	12,651
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)	9,000	8,550
144A, 5.000%, 5/1/25(3)	16,890	16,003
OCP SA 144A 5.625%, 4/25/24(3)	17,090	17,469
Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(3)(14)	17,980	10,549
Syngenta Finance NV 144A, 3.698%, 4/24/20(3)	8,635	8,603
144A, 3.933%, 4/23/21(3)	8,635	8,613
Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	5,145	5,640

		166,045

Real Estate—1.4%
Alexandria Real Estate Equities, Inc. 4.000%, 1/15/24	9,892	9,943
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570	5,548
Education Realty Operating Partnership LP 4.600%, 12/1/24	2,040	2,048
Government Properties Income Trust 3.750%, 8/15/19	2,905	2,909
4.000%, 7/15/22	7,345	7,256
Healthcare Trust of America Holdings LP 2.950%, 7/1/22	17,890	17,305
Hospitality Properties Trust 4.500%, 6/15/23	4,445	4,464
Select Income REIT 4.150%, 2/1/22	18,910	18,774
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,680

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—(continued)
Ventas Realty LP 2.700%, 4/1/20	$2,948	$2,917
Welltower, Inc. 4.125%, 4/1/19	4,100	4,124
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	19,265	19,226

		101,194

Telecommunication Services—2.4%
AT&T, Inc. 2.800%, 2/17/21	18,700	18,401
3.200%, 3/1/22	1,910	1,874
144A, (3 month LIBOR + 0.890%) 3.245%, 2/15/23(2)(3)	8,918	9,006
Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)	9,450	8,954
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	10,365	7,826
Digicel Ltd. 144A 6.750%, 3/1/23(3)	7,745	6,428
Frontier Communications Corp.
8.500%, 4/15/20	3,200	3,270
8.875%, 9/15/20	3,380	3,436
7.625%, 4/15/24	10,600	7,314
Level 3 Financing, Inc. 5.375%, 1/15/24	14,170	13,887
Motorola Solutions, Inc.
3.750%, 5/15/22	2,149	2,142
3.500%, 3/1/23	11,099	10,730
Sprint Corp. 7.875%, 9/15/23	10,000	10,369
Sprint Spectrum Co., LLC 144A,
3.360%, 9/20/21(3)	15,234	15,063
144A, 4.738%, 3/20/25(3)	11,355	11,267
Verizon Communications, Inc. 3.125%, 3/16/22	9,017	8,886
(3 month LIBOR + 1.100%) 3.443%, 5/15/25(2)	25,561	25,532
Wind Tre SpA 144A 5.000%, 1/20/26(3)	9,465	7,501

		171,886

Utilities—1.2%
Eskom Holdings SOC Ltd. 144A 5.750%, 1/26/21(3)	13,900	13,413
Exelon Corp. 2.850%, 6/15/20	18,845	18,676
3.497%, 6/1/22	8,261	8,171
PNM Resources, Inc. 3.250%, 3/9/21	11,070	10,985
PSEG Power LLC 3.850%, 6/1/23	18,125	18,036
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(3)	18,640	17,988

	PAR VALUE	VALUE
Utilities—(continued)
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(13)	$5,925	$4
Toledo Edison Co. (The) 7.250%, 5/1/20	224	239

		87,512

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $2,415,638)		2,369,980

LEVERAGED LOANS(2)—14.4%
Aerospace—0.7%
American Airlines, Inc. Tranche B , (1 month LIBOR + 2.000%) 4.094%, 4/28/23	15,744	15,555
TransDigm, Inc.
Tranche F, (1 month LIBOR + 2.500%) 4.594%, 6/9/23	18,121	17,994
Tranche G, (1 month LIBOR + 2.500%) 4.594%, 8/22/24	1,544	1,531
Tranche E, (1 month LIBOR + 2.500%) 4.594%, 5/30/25	3,337	3,308
United Airlines, Inc. Refinanced , (1 month LIBOR + 1.750%) 3.844%, 4/1/24	13,810	13,655

		52,043

Chemicals—0.2%
Ineos U.S. Finance LLC , (1 month LIBOR + 2.000%) 4.094%, 4/1/24	5,945	5,906
New Arclin U.S. Holding Corp. First Lien , (3 month LIBOR + 3.500%) 5.834%, 2/14/24	5,477	5,477

		11,383

Consumer Durables—0.2%
Fluidra, S.A. , (3 month LIBOR + 2.250%) 0.000%, 7/2/25(11)	3,605	3,589
Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.100%, 9/29/24	10,625	10,704

		14,293

Consumer Non-Durables—0.4%
Coty, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.280%, 4/7/25	5,595	5,462
Energizer Holdings, Inc. Tranche B , (3 month LIBOR + 2.250%) 0.000%, 6/20/25(11)	3,660	3,659
HLF Financing S.a.r.l. Senior Lien , (1 month LIBOR + 5.500%) 7.594%, 2/15/23	3,376	3,399

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Non-Durables—(continued)
Kronos Acquisition Intermediate, Inc., (3 month LIBOR + 4.000%) 0.000%, 5/15/23(11)	$14,188	$14,078

		26,598

Energy—0.4%
Delek US Holdings, Inc., (1 month LIBOR + 2.500%) 4.594%, 3/31/25	4,688	4,665
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 5.344%, 10/30/24	7,443	7,368
Paragon Offshore Finance Co., (3 month LIBOR + 2.750%) 0.000%, 7/16/21(9)(11)(13)	81	—
Seadrill Operating LP, (3 month LIBOR + 6.000%) 8.334%, 2/21/21	8,656	7,739
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 6.340%, 9/27/24	10,580	10,567

		30,339

Financial—0.8%
Asurion LLC
Tranche B-6, (1 month LIBOR + 2.750%) 4.844%, 11/3/23	6,942	6,924
Tranche B7, (3 month LIBOR + 3.000%) 0.000%, 11/29/24(11)	7,060	7,034
Blackhawk Network Holdings, Inc. First Lien, (3 month LIBOR + 3.000%) 0.000%, 6/15/25(11)	9,825	9,788
Delos Finance S.a.r.l., (3 month LIBOR + 1.750%) 4.084%, 10/6/23	16,529	16,508
FinCo I LLC 2018 Replacement, (1 month LIBOR + 2.000%) 4.094%, 12/27/22	4,478	4,478
iStar, Inc., (1 month LIBOR + 3.000%) 0.000%, 10/1/21(11)	12,095	12,065

		56,797

Food and Drug—0.3%
Albertson’s LLC
Tranche B-4, (1 month LIBOR + 2.750%) 4.844%, 8/25/21	23,047	22,806
Tranche B-5, (3 month LIBOR + 3.000%) 5.337%, 12/21/22	2,144	2,124

		24,930

Food/Tobacco—0.6%
Aramark Intermediate HoldCo Corp.

	PAR VALUE	VALUE
Food/Tobacco—(continued)
Tranche B-2, (3 month LIBOR + 1.750%) 4.084%, 3/28/24	$6,054	$6,046
Tranche B-3, (3 month LIBOR + 1.750%) 4.084%, 3/11/25	7,721	7,706
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.594%, 10/10/23	6,338	6,338
H-Food Holdings, LLC, (1 month LIBOR + 3.000%) 5.091%, 5/23/25	2,385	2,360
Hostess Brands LLC 2017 Refinancing, Tranche B, (1 month LIBOR + 2.250%) 4.344%, 8/3/22	14,498	14,389
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.835%, 10/30/22	8,326	8,255

		45,094

Forest Prod/Containers—0.1%
Berry Global Group, Inc.
Tranche Q, (1 month LIBOR + 2.000%) 4.070%, 10/1/22	6,504	6,490
Tranche R, (1 month LIBOR + 2.000%) 4.046%, 1/19/24	1,032	1,030
Spectrum Holdings III Corp.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 1/31/25(15)	267	266
First Lien, (1 month LIBOR + 3.250%) 5.344%, 1/31/25	2,696	2,682

		10,468

Gaming/Leisure—1.9%
Aristocrat Leisure Ltd. Tranche B-3, (3 month LIBOR + 1.750%) 4.105%, 10/19/24	18,120	17,981
Caesars Resort Collection LLC Tranche B, (1 month LIBOR + 2.750%) 4.844%, 12/23/24	14,298	14,242
El Dorado Resorts, Inc., (2 month LIBOR + 2.250%) 4.375%, 4/17/24	4,794	4,773
GVC Holdings plc Tranche B-2, (1 month LIBOR + 2.500%) 0.000%, 3/29/24(11)	10,508	10,475
Hilton Worldwide Finance LLC Tranche B-2, (1 month LIBOR + 1.750%) 3.841%, 10/25/23	10,738	10,734
Las Vegas Sands LLC 2018 Refinancing, (1 month LIBOR + 1.750%) 3.844%, 3/27/25	8,141	8,078
MGM Growth Properties Operating Partnership LP Tranche B, (1 month LIBOR + 2.000%) 4.094%, 3/21/25	7,005	6,963

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Gaming/Leisure—(continued)
Playa Resorts Holding B.V. , (1 month LIBOR + 2.750%) 4.840%, 4/29/24	$23,165	$22,857
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.882%, 8/14/24	7,496	7,440
Seminole Tribe of Florida 2018 Replacement, Tranche B , (1 month LIBOR + 1.750%) 3.844%, 7/8/24	11,831	11,845
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.350%, 8/18/23	9,010	9,008
Wyndham Hotels & Resorts, Inc. Tranche B , (weekly LIBOR + 1.750%) 3.726%, 5/30/25	14,510	14,474

		138,870

Healthcare—0.9%
Change Healthcare Holdings, Inc. , (1 month LIBOR + 2.750%) 4.844%, 3/1/24	5,076	5,056
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 6.375%, 4/29/24	3,663	3,654
Iqvia, Inc. Tranche B-3 , (3 month LIBOR + 1.750%) 4.084%, 6/11/25	14,510	14,365
Parexel International Corp. , (1 month LIBOR + 2.750%) 4.844%, 9/27/24	6,367	6,327
Prospect Medical Holdings, Inc. Tranche B-1 , (1 month LIBOR + 5.500%) 7.500%, 2/22/24	6,888	6,870
Surgery Partners LLC , (2 month LIBOR + 3.250%) 5.350%, 9/2/24	8,799	8,767
Syneos Health, Inc. Tranche B , (1 month LIBOR + 2.000%) 4.094%, 8/1/24	7,206	7,164
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 6.584%, 12/30/22	3,883	3,823
Valeant Pharmaceuticals International, Inc. , (1 month LIBOR + 3.000%) 4.983%, 6/2/25	10,385	10,343

		66,369

Housing—0.8%
Beacon Roofing Supply, Inc. , (1 month LIBOR + 2.250%) 4.280%, 1/2/25	17,157	17,035
Capital Automotive LP
Tranche B-2, First Lien, (1 month LIBOR + 2.500%) 4.600%, 3/25/24	826	821
Tranche B, Second Lien, (1 month LIBOR + 6.000%) 8.094%, 3/24/25	3,937	3,954

	PAR VALUE	VALUE
Housing—(continued)
CPG International LLC , (3 month LIBOR + 3.750%) 6.251%, 5/5/24	$12,001	$11,981
GGP, Inc. Tranche B , (3 month LIBOR + 2.500%) 0.000%, 5/7/25(11)	11,555	11,338
Quikrete Holdings, Inc. First Lien , (1 month LIBOR + 2.750%) 4.844%, 11/15/23	10,684	10,626

		55,755

Information Technology—1.0%
Kronos, Inc.
First Lien, (3 month LIBOR + 3.000%) 5.358%, 11/1/23	17,632	17,584
Second Lien, (3 month LIBOR + 8.250%) 10.608%, 11/1/24	3,287	3,377
Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 4.995%, 2/2/24	6,384	6,371
Rackspace Hosting, Inc. Tranche B, First Lien , (3 month LIBOR + 3.000%) 5.363%, 11/3/23	11,472	11,310
Renaissance Holding Corp. First Lien , (3 month LIBOR + 3.250%) 5.584%, 5/30/25	15,265	15,172
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	15,536	15,527
Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	5,877	5,874

		75,215

Manufacturing—0.1%
CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 6.358%, 8/17/22	11,746	6,871
Titan Acquisition Ltd. , (1 month LIBOR + 3.000%) 5.094%, 3/28/25	3,531	3,474

		10,345

Media/Telecom—Broadcasting—0.4%
Sinclair Television Group, Inc.
Tranche B, (1 month LIBOR + 2.250%) 4.350%, 1/3/24	11,313	11,252
Tranche B, (3 month LIBOR + 2.500%) 0.000%, 12/12/24(11)	14,825	14,760

		26,012

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Media/Telecom—Cable/Wireless Video—1.0%
Altice US Finance I Corp. 2017 Refinancing , (1 month LIBOR + 2.250%) 4.344%, 7/28/25	$12,646	$12,543
Charter Communications Operating LLC Tranche B , (1 month LIBOR + 2.000%) 4.100%, 4/30/25	29,134	29,070
CSC Holdings LLC 2017 Refinancing , (1 month LIBOR + 2.250%) 4.323%, 7/17/25	10,881	10,799
Telenet Financing USD LLC , (1 month LIBOR + 2.250%) 4.323%, 8/15/26	10,545	10,435
Virgin Media Bristol LLC Tranche K , (1 month LIBOR + 2.500%) 4.573%, 1/15/26	6,845	6,790

		69,637

Media/Telecom—Diversified Media—0.7%
CDS US Intermediate Holdings, Inc. Tranche B, First Lien , (1 month LIBOR + 3.750%) 5.844%, 7/8/22	14,281	14,157
Crown Finance US, Inc. , (1 month LIBOR + 2.500%) 4.594%, 2/28/25	12,155	12,055
Formula One Management Ltd. Tranche B-3 , (1 month LIBOR + 2.500%) 4.594%, 2/1/24	6,931	6,831
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien , (1 month LIBOR + 4.000%) 6.094%, 5/4/22	8,648	8,446
Meredith Corp. , (1 month LIBOR + 3.000%) 5.094%, 1/31/25	10,843	10,829

		52,318

Media/Telecom— Telecommunications—1.6%
CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 4.844%, 1/31/25	24,645	24,121
Frontier Communications Corp. Tranche B-1 , (1 month LIBOR + 3.750%) 5.850%, 6/15/24	11,623	11,474
Level 3 Financing, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.334%, 2/22/24	28,944	28,836
Numericable U.S. LLC , (3 month LIBOR + 3.000%) 5.348%, 1/31/26	6,785	6,662
Securus Technologies Holdings, Inc. First Lien , (1 month LIBOR + 4.500%) 6.594%, 11/1/24	19,933	20,001
TDC A/S , (3 month LIBOR + 3.500%) 0.000%, 6/11/25(11)	5,130	5,116
West Corp.
Tranche B-1, (1 month LIBOR + 3.500%) 5.594%, 10/10/24	5,000	4,956

	PAR VALUE	VALUE
Media/Telecom—Telecommunications—(continued)
Tranche B, (1 month LIBOR + 4.000%) 6.094%, 10/10/24	$10,512	$10,464

		111,630

Media/Telecom—Wireless Communications—0.1%
Digicel International Finance Ltd. Tranche B, First Lien , (3 month LIBOR + 3.250%) 5.610%, 5/27/24	2,095	1,998
SBA Senior Finance II LLC , (1 month LIBOR + 2.000%) 4.100%, 4/11/25	8,350	8,288

		10,286

Metals/Minerals—0.4%
Covia Holdings Corp. , (3 month LIBOR + 3.750%) 6.050%, 6/1/25	14,870	14,861
Graftech International Ltd. , (1 month LIBOR + 3.500%) 5.505%, 2/12/25	11,095	11,019

		25,880

Retail—0.1%
Bass Pro Group LLC , (1 month LIBOR + 5.000%) 7.094%, 9/25/24	5,126	5,129

Service—1.1%
Advantage Sales & Marketing, Inc.
First Lien, (1 month LIBOR + 3.250%) 5.344%, 7/23/21	3,905	3,683
Tranche B-2, First Lien, (1 month LIBOR + 3.250%) 5.344%, 7/23/21	8,830	8,322
ASGN, Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 4/2/25	3,782	3,768
First Data Corp. Tranche-A , (1 month LIBOR + 2.000%) 4.091%, 4/26/24	28,576	28,387
Hoya Midco LLC First Lien , (1 month LIBOR + 3.500%) 0.000%, 6/30/24(11)	12,366	12,258
ServiceMaster Co., LLC Tranche C , (1 month LIBOR + 2.500%) 4.594%, 11/8/23	8,065	8,041
TKC Holdings, Inc. First Lien , (1 month LIBOR + 3.750%) 5.850%, 2/1/23	9,359	9,327
Trans Union LLC Tranche B-4 , (3 month LIBOR + 2.000%) 0.000%, 6/19/25(11)	8,935	8,901

		82,687

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Transportation—Automotive —0.1%
Tenneco, Inc. , (3 month LIBOR + 2.750%) 0.000%, 6/18/25(11)	$6,120		$6,055

Utility—0.5%
NRG Energy, Inc. , (3 month LIBOR + 1.750%) 4.084%, 6/30/23	9,986		9,914
State of Santa Catarina (The) 4.000%, 12/27/22(14)	9,413		8,966
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.094%, 8/4/23	5,927		5,880
(weekly LIBOR + 2.000%) 4.075%, 12/31/25	7,810		7,754

			32,514

TOTAL LEVERAGED LOANS (Identified Cost $1,052,692)			1,040,647

	SHARES
PREFERRED STOCKS—0.6%
Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%	12,070	(8)	12,341
Huntington Bancshares, Inc. Series E, 5.700%	7,740	(8)	7,643
JPMorgan Chase & Co. Series Z, 5.300%	3,985	(8)	4,059
Wells Fargo & Co. Series K, 5.895%	16,155	(8)	16,367

TOTAL PREFERRED STOCKS (Identified Cost $39,992)			40,410

COMMON STOCKS—0.0%
Energy—0.0%
Frontera Energy Corp.(1)	148,014		2,150

TOTAL COMMON STOCKS (Identified Cost $2,594)			2,150

AFFILIATED MUTUAL FUND(10)—0.9%
Virtus Newfleet Credit Opportunities Fund Class R6	6,989,143		67,165

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $69,865)			67,165

	SHARES	VALUE
RIGHTS—0.0%
Utilities—0.0%
Vistra Energy Corp.(14)	98,789	$55

TOTAL RIGHTS (Identified Cost $84)		55

TOTAL LONG-TERM INVESTMENTS—100.5% (Identified Cost $7,373,479)		7,242,601	(12)

SHORT-TERM INVESTMENT—0.9%
Money Market Mutual Fund(10)—0.9%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)	64,169,781	64,170

TOTAL SHORT-TERM INVESTMENT (Identified Cost $64,170)		64,170

TOTAL INVESTMENTS—101.4% (Identified Cost $7,437,649)		7,306,771	(1)
Other assets and liabilities, net—(1.4)%		(100,944)

NET ASSETS—100.0%		$7,205,827

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $3,576,651 or 49.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)

This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	Interest payments may be deferred.
(8)	Value shown as par value.
(9)	Security in default, no interest payments are being received during the bankruptcy proceedings.

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

(10)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.
(11)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(14)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(15)	Represents the unfunded portion of security and commitment fee earned on this portion.

Foreign Currencies:

BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

Country Weightings †
United States	82%
Mexico	2
Argentina	1
Canada	1
Cayman Islands	1
Netherlands	1
United Kingdom	1
Other	11

Total	100%

†	% of total investments as of June 30, 2018

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,663,332	$—	$1,663,332	$—
Corporate Bonds And Notes	2,369,980	—	2,359,426	10,554
Foreign Government Securities	425,756	—	425,756	—
Leveraged Loans	1,040,647	—	1,031,681	8,966
Mortgage-Backed Securities	1,592,652	—	1,576,281	16,371
Municipal Bonds	4,550	—	4,550	—
U.S. Government Securities	35,904	—	35,904	—
Equity Securities:
Rights	55	—	—	55
Common Stock	2,150	2,150	—	—
Preferred Stocks	40,410	—	40,410	—
Affiliated Mutual Fund	67,165	67,165	—	—
Short-Term Investment	64,170	64,170	—	—

Total Investments	$7,306,771	$133,485	$7,137,340	$35,946

Securities held by the Fund with an end of period value of $10,895 were transferred from Level 2 to Level 3 based on a decrease in trading activity during the period.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—0.1%
Non-Agency—0.1%
Home Equity Loan Trust 2007-HSA3, AI4 6.110%, 6/25/37(1)	$538	$538

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $537)		538

CORPORATE BONDS AND NOTES—4.3%
Consumer Discretionary—0.3%
DISH DBS Corp. 5.875%, 7/15/22	575	541
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,172

		1,713

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(2)	855	847

Energy—1.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	1,241	1,322
Alta Mesa Holdings LP 7.875%, 12/15/24	765	811
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	895	906
Chesapeake Energy Corp. 6.625%, 8/15/20	905	930
Denbury Resources, Inc. 144A 9.250%, 3/31/22(2)	298	316
Energy Transfer Equity LP 4.250%, 3/15/23	515	497
EP Energy LLC 144A 8.000%, 11/29/24(2)	835	843
FTS International, Inc. 6.250%, 5/1/22	825	832
Sunoco LP 144A 4.875%, 1/15/23(2)	295	283

		6,740

Financials—0.3%
iStar, Inc. 5.250%, 9/15/22	280	272
Springleaf Finance Corp. 6.125%, 5/15/22	1,105	1,127

		1,399

Health Care—0.6%
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(3)	385	389
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(2)	435	447
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(2)	1,535	1,454
Valeant Pharmaceuticals International, Inc. 144A 5.500%, 11/1/25(2)	925	912

		3,202

	PAR VALUE	VALUE
Industrials—0.1%
Standard Industries, Inc. 144A 5.500%, 2/15/23(2)	$555	$565

Information Technology—0.2%
First Data Corp.
144A, 5.000%, 1/15/24(2)	600	595
144A, 5.750%, 1/15/24(2)	225	225

		820

Materials—1.1%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(2)	785	765
BWAY Holding Co. 144A 5.500%, 4/15/24(2)	1,160	1,131
FMG Resources August 2006 Pty Ltd. 144A 5.125%, 3/15/23(2)	525	509
Hexion, Inc. 6.625%, 4/15/20	645	604
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(2)	345	328
144A, 5.000%, 5/1/25(2)	260	246
Reynolds Group Issuer, Inc.
144A, 5.125%, 7/15/23(2)	575	568
144A, 7.000%, 7/15/24(2)	1,330	1,358

		5,509

Telecommunication Services—0.2%
T-Mobile USA, Inc.
0.000%, 4/15/24(6)	1,090	—
6.000%, 4/15/24	1,090	1,128

		1,128

Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/20(6)	9,165	7

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $22,242)		21,930

LEVERAGED LOANS(1)—102.9%
Aerospace—2.1%
American Airlines, Inc. Tranche B, (1 month LIBOR + 2.000%) 4.094%, 4/28/23	1,186	1,172
American Airlines, Inc. 2018 Replacement, (1 month LIBOR + 1.750%) 3.853%, 6/27/25	1,763	1,730
TransDigm, Inc.

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Aerospace—(continued)
Tranche F, (1 month LIBOR + 2.500%) 4.594%, 6/9/23	$6,542	$6,497
Tranche G, (1 month LIBOR + 2.500%) 4.594%, 8/22/24	1,010	1,001
Tranche E, (1 month LIBOR + 2.500%) 4.594%, 5/30/25	234	232

		10,632

Chemicals—3.4%
Alpha 3 B.V. Tranche B-1, (3 month LIBOR + 3.000%) 5.334%, 1/31/24	967	961
H.B. Fuller Co., (1 month LIBOR + 2.000%) 4.084%, 10/20/24	1,235	1,224
Ineos U.S. Finance LLC, (1 month LIBOR + 2.000%) 4.094%, 4/1/24	5,353	5,317
Kraton Polymers LLC, (1 month LIBOR + 2.500%) 4.594%, 3/8/25	618	615
MacDermid, Inc. Tranche B-7, (1 month LIBOR + 2.500%) 4.594%, 6/7/20	1,216	1,214
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 3.500%) 5.834%, 2/14/24	814	814
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 3.250%) 5.344%, 8/25/23	2,468	2,468
Univar USA, Inc. Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 7/1/24	2,694	2,686
Venator Materials Corp., (1 month LIBOR + 3.000%) 5.094%, 8/8/24	2,318	2,318

		17,617

Consumer Durables—1.2%
Fluidra, S.A., (3 month LIBOR + 2.250%) 0.000%, 7/2/25(4)	1,335	1,329
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 6.100%, 9/29/24	1,682	1,695
Serta Simmons Bedding LLC First Lien, (3 month LIBOR + 3.500%) 5.669%, 11/8/23	1,693	1,439
Zodiac Pool Solutions LLC Tranche B-1, First Lien (3 month PRIME + 3.000%) 8.000%, 12/20/23	1,694	1,692

		6,155

Consumer Non-Durables—3.6%
American Greetings Corp. , (1 month LIBOR + 4.500%) 6.594%, 4/6/24	900	904

	PAR VALUE	VALUE
Consumer Non-Durables—(continued)
Diamond (BC) B.V., (2 month LIBOR + 3.000%) 5.097%, 9/6/24	$1,776	$1,741
Energizer Holdings, Inc. Tranche B, (3 month LIBOR + 2.250%) 0.000%, 6/20/25(4)	855	855
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.594%, 2/15/23	838	844
Isagenix International LLC Senior Lien, (3 month LIBOR + 5.750%) 0.000%, 6/14/25(4)	1,640	1,640
Kronos Acquisition Intermediate, Inc., (3 month LIBOR + 4.000%) 0.000%, 5/15/23(4)	2,118	2,102
Libbey Glass, Inc., (1 month LIBOR + 3.000%) 5.046%, 4/9/21	1,766	1,737
Parfums Holdings Co., Inc. First Lien , (1 month LIBOR + 4.750%) 6.844%, 6/30/24	1,594	1,609
Revlon Consumer Products Corp. Tranche B, (1 month LIBOR + 3.500%) 5.594%, 9/7/23	2,017	1,553
Rodan & Fields LLC Tranche B , (1 month LIBOR + 4.000%) 0.000%, 6/6/25(4)	1,825	1,824
SRAM LLC First Lien, (2 month LIBOR + 2.750%) 5.510%, 3/15/24	2,161	2,153
Zep, Inc. First Lien, (3 month LIBOR + 4.000%) 6.334%, 8/12/24	1,216	1,182

		18,144

Energy—3.5%
California Resources Corp. , (1 month LIBOR + 4.750%) 6.838%, 12/31/22	1,000	1,017
Chesapeake Energy Corp. Tranche A , (1 month LIBOR + 7.500%) 9.594%, 8/23/21	910	951
Delek US Holdings, Inc., (1 month LIBOR + 2.500%) 4.594%, 3/31/25	359	357
Fieldwood Energy LLC First Lien, (1 month LIBOR + 5.250%) 7.344%, 4/11/22	733	733
Second Lien, (1 month LIBOR + 7.250%) 9.344%, 4/11/23	989	956
Gavilan Resources LLC Second Lien, (1 month LIBOR + 6.000%) 8.085%, 3/1/24	790	775
McDermott International, Inc., (1 month LIBOR + 5.000%) 7.094%, 5/12/25	1,656	1,662
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 5.344%, 10/30/24	1,169	1,157

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
MRC Global US, Inc. 2018 Refinancing , (1 month LIBOR + 3.000%) 5.094%, 9/20/24	$1,706	$1,712
Ocean Rig UDW, Inc. , (3 month LIBOR + 8.000%) 8.000%, 9/20/24	270	283
Paragon Offshore Finance Co , (3 month LIBOR + 2.750%) 0.000%, 7/16/21(4)(5)(6)	14	—
Seadrill Operating LP, (3 month LIBOR + 6.000%) 8.334%, 2/21/21	3,988	3,565
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 6.340%, 9/27/24	1,710	1,708
Ultra Resources, Inc., (1 month LIBOR + 3.000%) 5.085%, 4/12/24	1,175	1,080
Weatherford International Ltd., (1 month LIBOR + 1.425%) 3.525%, 7/13/20	2,181	2,154

		18,110

Financial—3.2%
Asurion LLC
Tranche B-4, (1 month LIBOR + 2.750%) 4.844%, 8/4/22	1,555	1,551
Tranche B-6, (1 month LIBOR + 2.750%) 4.844%, 11/3/23	1,055	1,052
Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 8.094%, 8/4/25	2,455	2,489
Blackhawk Network Holdings, Inc. First Lien, (3 month LIBOR + 3.000%) 0.000%, 6/15/25(4)	1,630	1,624
Ditech Holding Corp. Tranche B , (1 month LIBOR + 6.000%) 8.094%, 6/30/22	3,530	3,377
FinCo I LLC 2018 Replacement , (1 month LIBOR + 2.000%) 4.094%, 12/27/22	1,124	1,124
Focus Financial Partners LLC Tranche B-1, First Lien , (1 month LIBOR + 2.750%) 4.844%, 7/3/24	1,534	1,533
Genworth Holdings, Inc. , (1 month LIBOR + 4.500%) 6.546%, 3/7/23	260	265
iStar, Inc. , (1 month LIBOR + 3.000%) 0.000%, 10/1/21(4)	1,846	1,841
Tempo Acquisition LLC , (1 month LIBOR + 3.000%) 5.094%, 5/1/24	1,569	1,561

		16,417

Food and Drug—0.9%
Albertson’s LLC

	PAR VALUE	VALUE
Food and Drug—(continued)
Tranche B-4, (1 month LIBOR + 2.750%) 4.844%, 8/25/21	$2,679	$2,650
Tranche B-5, (3 month LIBOR + 3.000%) 5.337%, 12/21/22	2,004	1,985

		4,635

Food/Tobacco—3.1%
Aramark Intermediate HoldCo Corp. Tranche B-3, (3 month LIBOR + 1.750%) 4.084%, 3/11/25	668	667
CHG PPC Parent LLC First Lien , (1 month LIBOR + 2.750%) 4.844%, 3/31/25	200	199
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.594%, 10/10/23	1,447	1,447
Dole Food Co., Inc. Tranche B, (1 month LIBOR + 2.750%) 5.260%, 4/6/24	2,711	2,695
H-Food Holdings, LLC, (1 month LIBOR + 3.000%) 5.091%, 5/23/25	1,365	1,351
Hostess Brands LLC 2017 Refinancing, Tranche B , (1 month LIBOR + 2.250%) 4.344%, 8/3/22	2,677	2,657
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.835%, 10/30/22	2,686	2,663
Milk Specialties Co., (1 month LIBOR + 4.000%) 6.094%, 8/16/23	1,159	1,156
Sigma Holdco B.V. Tranche B, (3 month LIBOR + 3.000%) 0.000%, 7/2/25(4)	1,505	1,489
US Foods, Inc., (1 month LIBOR + 2.000%) 4.094%, 6/27/23	1,441	1,438

		15,762

Forest Prod/Containers—4.3%
Anchor Glass Container Corp. 2017, First Lien, (1 month LIBOR + 2.750%) 4.825%, 12/7/23	993	895
Second Lien, (1 month LIBOR + 7.750%) 9.807%, 12/7/24	1,358	896
Berlin Packaging LLC First Lien , (1 month LIBOR + 3.000%) 5.143%, 11/7/25	1,445	1,435
Berry Global Group, Inc.
Tranche Q, (1 month LIBOR + 2.000%) 4.070%, 10/1/22	548	546
Tranche R, (1 month LIBOR + 2.000%) 4.046%, 1/19/24	272	271
Berry Global, Inc.

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Forest Prod/Containers—(continued)
Tranche S, (1 month LIBOR + 1.750%) 3.921%, 2/8/20	$2,656	$2,649
Tranche T, (1 month LIBOR + 1.750%) 3.921%, 1/6/21	1,843	1,838
BWAY Corp. , (3 month LIBOR + 3.250%) 5.588%, 4/3/24	1,812	1,801
Klockner Pentaplast of America, Inc., (1 month LIBOR + 4.250%) 6.344%, 6/30/22	3,097	2,959
Reynolds Group Holdings, Inc. , (1 month LIBOR + 2.750%) 4.844%, 2/5/23	4,158	4,146
Spectrum Holdings III Corp.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 1/31/25(10)	117	116
First Lien, (1 month LIBOR + 3.250%) 5.344%, 1/31/25	1,180	1,174
Tricorbraun Holding, Inc.
First Lien, (3 month LIBOR + 3.750%) 6.080%, 11/30/23	179	179
First Lien, (3 month PRIME + 2.750%) 6.084%, 11/30/23	1,781	1,777
Trident TPI Holdings, Inc. Tranche B-1 , (1 month LIBOR + 3.250%) 5.344%, 10/17/24	1,176	1,168

		21,850

Gaming/Leisure—7.4%
Affinity Gaming , (1 month LIBOR + 3.250%) 5.344%, 7/1/23	1,540	1,518
Aristocrat Leisure Ltd. Tranche B-3 , (3 month LIBOR + 1.750%) 4.105%, 10/19/24	1,762	1,748
Caesars Resort Collection LLC Tranche B , (1 month LIBOR + 2.750%) 4.844%, 12/23/24	4,803	4,784
CBAC Borrower LLC Tranche B , (1 month LIBOR + 4.000%) 6.094%, 7/8/24	1,092	1,092
CityCenter Holdings LLC Tranche B , (1 month LIBOR + 2.250%) 4.344%, 4/18/24	3,036	3,017
El Dorado Resorts, Inc. , (2 month LIBOR + 2.250%) 4.375%, 4/17/24	1,211	1,205
Everi Payments, Inc. Tranche B , (1 month LIBOR + 3.000%) 5.094%, 5/9/24	1,812	1,809
Gateway Casinos & Entertainment Ltd. , (3 month LIBOR + 3.000%) 5.473%, 12/1/23	905	905

	PAR VALUE	VALUE
Gaming/Leisure—(continued)
Golden Nugget, Inc. Tranche BTranche B , (1 month LIBOR + 2.750%) 4.820%, 10/4/23	$1,470	$1,467
Greektown Holdings LLC, (1 month LIBOR + 3.000%) 5.094%, 4/25/24	852	848
GVC Holdings plc Tranche B-2, (1 month LIBOR + 2.500%) 0.000%, 3/29/24(4)	1,443	1,439
Hilton Worldwide Finance LLC Tranche B-2, (1 month LIBOR + 1.750%) 3.841%, 10/25/23	4,073	4,071
MGM Growth Properties Operating Partnership LP Tranche B, (1 month LIBOR + 2.000%) 4.094%, 3/21/25	2,464	2,450
Playa Resorts Holding B.V. , (1 month LIBOR + 2.750%) 4.840%, 4/29/24	3,263	3,220
Scientific Games International, Inc. Tranche B-5 , (2 month LIBOR + 2.750%) 4.882%, 8/14/24	2,289	2,271
Stars Group Holdings B.V. , (3 month LIBOR + 3.500%) 0.000%, 6/27/25(4)	560	559
Station Casinos LLC Tranche B , (1 month LIBOR + 2.500%) 4.600%, 6/8/23	2,457	2,445
UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.350%, 8/18/23	2,403	2,403
Wyndham Hotels & Resorts, Inc. Tranche B , (weekly LIBOR + 1.750%) 3.726%, 5/30/25	430	429

		37,680

Healthcare—11.3%
21st Century Oncology, Inc. Tranche B, (3 month LIBOR + 6.125%) 8.475%, 1/16/23	1,327	1,270
Acadia Healthcare Co., Inc. . Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 2/16/23	1,986	1,989
AHP Health Partners, Inc., (3 month LIBOR + 4.500%) 0.000%, 6/30/25(4)	1,640	1,632
Amneal Pharmaceuticals LLC , (1 month LIBOR + 3.500%) 5.625%, 5/4/25	1,820	1,814
Avantor Performance Materials Holdings, Inc. , (1 month LIBOR + 4.000%) 6.094%, 11/21/24	1,866	1,873
Catalent Pharma Solution, Inc. , (1 month LIBOR + 2.250%) 4.344%, 5/20/24	1,199	1,197
Change Healthcare Holdings, Inc. , (1 month LIBOR + 2.750%) 4.844%, 3/1/24	2,702	2,691
CHG Healthcare Services, Inc. First Lien , (2 month LIBOR + 3.000%) 5.359%, 6/7/23	955	956

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Healthcare—(continued)
Community Health Systems, Inc. 2019, Tranche G, (3 month LIBOR + 3.000%) 5.307%, 12/31/19	$1,201	$1,198
2021, Tranche H, (3 month LIBOR + 3.250%) 0.000%, 1/27/21(4)	2,299	2,242
Concordia International Corp. , (1 month LIBOR + 4.250%) 6.344%, 10/21/21(7)	1,176	1,045
CryoLife, Inc. , (3 month LIBOR + 4.000%) 6.334%, 12/2/24	781	785
Endo Luxembourg Finance Co. S.a.r.l. , (1 month LIBOR + 4.250%) 6.375%, 4/29/24	2,034	2,029
Envision Healthcare Corp. , (1 month LIBOR + 3.000%) 5.100%, 12/1/23	997	995
Explorer Holdings, Inc. , (3 month LIBOR + 3.750%) 6.084%, 5/2/23	426	424
Greatbatch Ltd. Tranche B , (1 month LIBOR + 3.250%) 5.300%, 10/27/22	666	666
Heartland Dental LLC
(3 month LIBOR + 1.875%) 1.875%, 4/30/25(10)	226	224
(1 month LIBOR + 3.750%) 5.844%, 4/30/25	1,506	1,496
Immucor, Inc. Tranche B-3 , (1 month LIBOR + 5.000%) 7.094%, 6/15/21	173	175
Iqvia, Inc. Tranche B-3 , (3 month LIBOR + 1.750%) 4.084%, 6/11/25	2,120	2,099
Jaguar Holding Co. II , (1 month LIBOR + 2.500%) 4.594%, 8/18/22	3,035	3,017
Kindred Healthcare, Inc. , (3 month LIBOR + 3.500%) 5.875%, 4/9/21	1,130	1,128
MedPlast Holdings, Inc.
First Lien, (3 month LIBOR + 3.750%) 0.000%, 7/2/25(4)	495	494
0.000%, 7/2/26(4)	234	234
MPH Acquisition Holdings LLC, (3 month LIBOR + 2.750%) 5.084%, 6/7/23	736	732
NVA Holdings, Inc. Tranche B-3, First Lien , (1 month LIBOR + 2.750%) 4.844%, 2/2/25	1,746	1,739
Ortho-Clinical Diagnostics, Inc., (1 month LIBOR + 3.250%) 5.336%, 6/30/25	3,106	3,093
Parexel International Corp. , (1 month LIBOR + 2.750%) 4.844%, 9/27/24	1,811	1,800
PharMerica Corp.

	PAR VALUE	VALUE
Healthcare—(continued)
First Lien, (1 month LIBOR + 3.500%) 5.546%, 12/6/24	$1,307	$1,304
Second Lien, (1 month LIBOR + 7.750%) 9.796%, 12/5/25	125	125
Prospect Medical Holdings, Inc. Tranche B-1 , (1 month LIBOR + 5.500%) 7.500%, 2/22/24	798	796
Quintiles IMS, Inc.
Tranche B-1, (3 month LIBOR + 2.000%) 4.334%, 3/7/24	913	912
Tranche B-2, (3 month LIBOR + 2.000%) 4.334%, 1/17/25	104	104
Quorum Health Corp. , (1 month LIBOR + 6.750%) 8.844%, 4/29/22	864	878
Select Medical Corp. Tranche B , (1 month LIBOR + 2.750%) 4.800%, 3/1/21	1,496	1,492
Sterigenics-Nordion , (3 month LIBOR + 3.000%) 5.334%, 5/15/22	2,180	2,172
Surgery Partners LLC , (2 month LIBOR + 3.250%) 5.350%, 9/2/24	2,873	2,863
Syneos Health, Inc. Tranche B , (1 month LIBOR + 2.000%) 4.094%, 8/1/24	1,172	1,165
Team Health Holdings, Inc. , (1 month LIBOR + 2.750%) 4.844%, 2/6/24	1,059	1,017
U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 6.584%, 12/30/22	2,302	2,267
Valeant Pharmaceuticals International, Inc., (1 month LIBOR + 3.000%) 4.983%, 6/2/25	3,591	3,576

		57,708

Housing—5.0%
84 Lumber Co. Tranche B-1 , (1 month LIBOR + 5.250%) 7.341%, 10/25/23	1,986	1,996
American Builders & Contractors Supply Co., Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.094%, 10/31/23	3,496	3,463
Beacon Roofing Supply, Inc. , (1 month LIBOR + 2.250%) 4.280%, 1/2/25	628	624
Capital Automotive LP
Tranche B-2, First Lien, (1 month LIBOR + 2.500%) 4.600%, 3/25/24	514	511
Tranche B, Second Lien, (1 month LIBOR + 6.000%) 8.094%, 3/24/25	1,405	1,411

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Housing—(continued)
CPG International LLC, (3 month LIBOR + 3.750%) 0.000%, 5/5/24(4)	$4,582	$4,574
GGP, Inc. Tranche B, (3 month LIBOR + 2.500%) 0.000%, 5/7/25(4)	1,555	1,526
HD Supply, Inc.
Tranche B-3, (1 month LIBOR + 2.250%) 4.344%, 8/13/21	1,857	1,859
Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 10/17/23	659	661
Quikrete Holdings, Inc. First Lien, (1 month LIBOR + 2.750%) 4.844%, 11/15/23	2,487	2,473
Realogy Group LLC 2025, (1 month LIBOR + 2.250%) 4.296%, 2/8/25	2,212	2,206
Siteone Landscape Supply, LLC Tranche D, (1 month LIBOR + 2.750%) 4.850%, 4/29/22	1,440	1,445
Summit Materials LLC, (1 month LIBOR + 2.000%) 4.094%, 11/21/24	3,045	3,029

		25,778

Information Technology—8.2%
Applied Systems, Inc.
First Lien, (3 month LIBOR + 3.000%) 5.334%, 9/19/24	283	283
Second Lien, (3 month LIBOR + 7.000%) 9.334%, 9/19/25	320	329
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 7.355%, 6/30/21	1,926	1,818
BMC Software Finance, Inc.
Tranche B-2, (1 month LIBOR + 3.250%) 5.344%, 9/10/22	2,769	2,759
(3 month LIBOR + 4.250%) 0.000%, 9/1/25(4)	3,930	3,905
Dell International LLC Tranche B, (1 month LIBOR + 2.000%) 4.100%, 9/7/23	3,427	3,408
Go Daddy Operating Co. LLC Tranche B-1, (1 month LIBOR + 2.250%) 4.344%, 2/15/24	1,963	1,951
Infor U.S., Inc. Tranche B-6, (1 month LIBOR + 2.750%) 4.844%, 2/1/22	2,163	2,151
Intralinks, Inc. First Lien, (1 month LIBOR + 4.000%) 6.100%, 11/14/24	1,582	1,579
Kronos, Inc.
First Lien, (3 month LIBOR + 3.000%) 5.358%, 11/1/23	3,786	3,776

	PAR VALUE	VALUE
Information Technology—(continued)
Second Lien, (3 month LIBOR + 8.250%) 10.608%, 11/1/24	$965	$992
Presidio Holdings, Inc. Tranche B, (3 month LIBOR + 2.750%) 4.995%, 2/2/24	1,311	1,308
Rackspace Hosting, Inc. Tranche B, First Lien, (3 month LIBOR + 3.000%) 5.363%, 11/3/23	3,121	3,077
Sorenson Communications LLC First Lien, (3 month LIBOR + 5.750%) 8.090%, 4/30/20	153	153
SS&C Technologies Holdings, Inc.
Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	3,559	3,557
Tranche B-4, (1 month LIBOR + 2.500%) 4.594%, 4/16/25	1,346	1,346
Veritas US, Inc. Tranche B, (1 month LIBOR + 4.500%) 6.714%, 1/27/23	1,815	1,658
Vertafore, Inc. Tranche B, (3 month LIBOR + 3.250%) 0.000%, 6/4/25(4)	4,730	4,698
VF Holdings Corp. Tranche B-1, First Lien, (1 month LIBOR + 3.250%) 5.344%, 6/30/23	1,104	1,096
Western Digital Corp. Tranche B-4, (1 month LIBOR + 1.750%) 3.844%, 4/29/23	1,928	1,925

		41,769

Manufacturing—5.2%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.250%) 5.344%, 8/18/24	1,138	1,135
Brand Energy & Infrastructure Services, Inc., (3 month LIBOR + 4.250%) 6.604%, 6/21/24	2,336	2,338
Circor International, Inc., (1 month LIBOR + 3.500%) 5.557%, 12/11/24	1,891	1,885
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.358%, 8/17/22	3,967	2,321
Deliver Buyer, Inc., (3 month LIBOR + 5.000%) 7.307%, 5/1/24	1,332	1,329
Filtration Group Corp., (1 month LIBOR + 3.000%) 5.094%, 3/29/25	873	872
Gardner Denver, Inc. Tranche B-1, (1 month LIBOR + 2.750%) 4.844%, 7/30/24	2,899	2,898
Gates Global LLC Tranche B-2, (3 month LIBOR + 2.750%) 5.084%, 4/1/24	2,148	2,144
Hillman Group, Inc. (The)
(3 month LIBOR + 3.500%) 0.000%, 5/30/25(4)	380	378

See Notes to Schedules of Investments

6

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Manufacturing—(continued)
(3 month LIBOR + 3.500%) 5.834%, 5/30/25	$1,220	$1,215
NN, Inc.
2017, (1 month LIBOR + 3.250%) 5.344%, 4/2/21	950	945
Tranche B, (1 month LIBOR + 3.750%) 5.844%, 10/19/22	1,406	1,403
Paladin Brands Holding, Inc., (3 month LIBOR + 5.500%) 7.834%, 8/15/22	943	946
Pro Mach Group, Inc. First Lien, (1 month LIBOR + 3.000%) 5.025%, 3/7/25	284	280
RBS Global, Inc. (Rexnord LLC), (1 month LIBOR + 2.250%) 4.341%, 8/21/24	1,172	1,170
Robertshaw US Holding Corp. First Lien, (1 month LIBOR + 3.500%) 5.625%, 2/28/25	1,451	1,448
Thermon Industries, Inc. Tranche B, (1 month LIBOR + 3.750%) 5.733%, 10/30/24	256	257
Titan Acquisition Ltd., (1 month LIBOR + 3.000%) 5.094%, 3/28/25	1,586	1,560
U.S. Farathane LLC Tranche B-4, (3 month LIBOR + 3.500%) 5.834%, 12/23/21	2,225	2,214

		26,738

Media/Telecom— Broadcasting—4.1%
iHeartCommunications, Inc. Tranche D, (3 month LIBOR + 6.750%) 0.000%, 1/30/19(4)(5)	4,288	3,262
Sinclair Television Group, Inc.
Tranche B, (1 month LIBOR + 2.250%) 4.350%, 1/3/24	2,463	2,450
Tranche B, (3 month LIBOR + 2.500%) 0.000%, 12/12/24(4)	3,780	3,763
Tribune Media Co.
Tranche B, (1 month LIBOR + 3.000%) 5.094%, 12/27/20	158	158
Tranche C, (1 month LIBOR + 3.000%) 5.094%, 1/26/24	1,975	1,971
Univision Communications, Inc. 2017 Replacement, First Lien, (1 month LIBOR + 2.750%) 4.844%, 3/15/24	9,564	9,233

		20,837

Media/Telecom—Cable/ Wireless Video—5.0%
Altice US Finance I Corp. 2017 Refinancing, (1 month LIBOR + 2.250%) 4.344%, 7/28/25	1,653	1,640

	PAR VALUE	VALUE
Media/Telecom—Cable/Wireless Video—(continued)
Charter Communications Operating LLC Tranche B, (1 month LIBOR + 2.000%) 4.100%, 4/30/25	$7,149	$7,133
CSC Holdings LLC 2017 Refinancing, (1 month LIBOR + 2.250%) 4.323%, 7/17/25	3,287	3,263
(1 month LIBOR + 2.500%) 4.573%, 1/25/26	350	348
MCC Iowa LLC Tranche M, (weekly LIBOR + 2.000%) 3.990%, 1/15/25	1,598	1,596
Mediacom Illinois LLC Tranche N, (weekly LIBOR + 1.750%) 3.740%, 2/15/24	2,266	2,257
Radiate Holdco LLC, (1 month LIBOR + 3.000%) 5.094%, 2/1/24	2,823	2,780
Telenet Financing USD LLC, (1 month LIBOR + 2.250%) 4.323%, 8/15/26	1,085	1,074
UPC Financing Partnership Tranche A-R, (1 month LIBOR + 2.500%) 4.573%, 1/15/26	2,240	2,213
Virgin Media Bristol LLC Tranche K, (1 month LIBOR + 2.500%) 4.573%, 1/15/26	1,570	1,557
Ziggo Secured Finance Partnership Tranche E, (1 month LIBOR + 2.500%) 4.573%, 4/15/25	1,845	1,823

		25,684

Media/Telecom— Diversified Media—2.2%
CDS US Intermediate Holdings, Inc. Tranche B, First Lien, (1 month LIBOR + 3.750%) 5.844%, 7/8/22	2,173	2,154
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.594%, 2/28/25	878	871
Formula One Management Ltd. Tranche B-3, (1 month LIBOR + 2.500%) 4.594%, 2/1/24	2,793	2,753
Fort Dearborn Holding Co., Inc. First Lien, (3 month LIBOR + 4.000%) 6.235%, 10/19/23	1,792	1,770
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien, (1 month LIBOR + 4.000%) 6.094%, 5/4/22	2,675	2,612
Meredith Corp., (1 month LIBOR + 3.000%) 5.094%, 1/31/25	1,187	1,185

		11,345

Media/Telecom— Telecommunications—6.0%
Altice Financing S.A. 2017 Refinancing, (3 month LIBOR + 2.750%) 5.098%, 7/15/25	2,114	2,078

See Notes to Schedules of Investments

7

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Media/Telecom—Telecommunications—(continued)
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.844%, 1/31/25	$3,040	$2,975
Communications Sales & Leasing, Inc., (1 month LIBOR + 3.000%) 5.094%, 10/24/22	2,205	2,103
Frontier Communications Corp. Tranche B-1, (1 month LIBOR + 3.750%) 0.000%, 6/15/24(4)	3,370	3,327
Global Tel*Link Corp. First Lien, (3 month LIBOR + 4.000%) 6.334%, 5/23/20	1,996	2,000
Level 3 Financing, Inc. Tranche B, (1 month LIBOR + 2.250%) 4.334%, 2/22/24	7,637	7,608
Neustar, Inc.
First Lien, (1 month LIBOR + 2.500%) 4.594%, 1/8/20	220	221
First Lien, (1 month LIBOR + 3.500%) 5.594%, 8/8/24	1,196	1,196
Numericable U.S. LLC, (3 month LIBOR + 3.000%) 5.348%, 1/31/26	549	539
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 0.000%, 11/1/24(4)	2,748	2,757
Second Lien, (1 month LIBOR + 8.250%) 10.344%, 11/1/25	985	985
SFR Group S.A. Tranche B-11, (1 month LIBOR + 2.750%) 4.844%, 7/31/25	2,259	2,209
TDC A/S, (3 month LIBOR + 3.500%) 0.000%, 6/11/25(4)	1,365	1,361
West Corp.
Tranche B-1, (1 month LIBOR + 3.500%) 5.594%, 10/10/24	465	461
Tranche B, (1 month LIBOR + 4.000%) 6.094%, 10/10/24	1,072	1,067

		30,887

Media/Telecom—Wireless Communications—1.1%
Digicel International Finance Ltd. Tranche B, First Lien, (3 month LIBOR + 3.250%) 5.610%, 5/27/24	729	695
SBA Senior Finance II LLC, (1 month LIBOR + 2.000%) 4.100%, 4/11/25	2,846	2,825
Sprint Communications, Inc., (1 month LIBOR + 2.500%) 4.625%, 2/2/24	2,331	2,318

		5,838

	PAR VALUE	VALUE
Metals/Minerals—1.1%
Contura Energy, Inc., (1 month LIBOR + 5.000%) 7.100%, 3/18/24	$1,751	$1,751
Covia Holdings Corp., (3 month LIBOR + 3.750%) 6.050%, 6/1/25	1,625	1,624
Graftech International Ltd., (1 month LIBOR + 3.500%) 5.505%, 2/12/25	2,380	2,364

		5,739

Retail—2.1%
Bass Pro Group LLC, (1 month LIBOR + 5.000%) 7.094%, 9/25/24	2,218	2,220
Leslie’s Poolmart, Inc. Tranche BTranche B-2, (1 month LIBOR + 3.500%) 5.594%, 8/16/23	1,537	1,534
Michaels Stores, Inc. 2018 Replacement Tranche B, (1 month LIBOR + 2.500%) 4.583%, 1/30/23	2,092	2,074
Neiman Marcus Group Ltd. LLC, (1 month LIBOR + 3.250%) 5.263%, 10/25/20	3,346	2,960
PetSmart, Inc. Tranche B-2, (1 month LIBOR + 3.000%) 5.010%, 3/11/22	2,406	1,984

		10,772

Service—12.6%
Advantage Sales & Marketing, Inc.
First Lien, (1 month LIBOR + 3.250%) 5.344%, 7/23/21	558	526
Tranche B-2, First Lien, (1 month LIBOR + 3.250%) 5.344%, 7/23/21	1,104	1,041
Second Lien, (1 month LIBOR + 6.500%) 8.594%, 7/25/22	1,200	1,087
AlixPartners LLP 2017 Refinancing, (1 month LIBOR + 2.750%) 4.844%, 4/4/24	2,700	2,696
ASGN, Inc. Tranche B-2, (1 month LIBOR + 2.000%) 4.094%, 4/2/25	560	558
Brickman Group Ltd. LLC (The)
First Lien, (1 month LIBOR + 3.000%) 5.726%, 12/18/20	3,648	3,648
Second Lien, (1 month LIBOR + 6.500%) 8.585%, 12/17/21	923	927
Carlisle Food Service Products, Inc.
First Lien, (3 month LIBOR + 1.000%) 1.000%, 3/20/25(10)	62	61
First Lien, (1 month LIBOR + 3.000%) 5.088%, 3/20/25	273	270

See Notes to Schedules of Investments

8

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Service—(continued)
Crossmark Holdings, Inc.
First Lien, (3 month LIBOR + 3.500%) 5.834%, 12/20/19	$1,912	$1,014
Second Lien, (3 month LIBOR + 7.500%) 9.834%, 12/21/20	520	33
First Data Corp.
2022, Tranche-D, (1 month LIBOR + 2.000%) 4.091%, 7/8/22	1,464	1,456
Tranche-A, (1 month LIBOR + 2.000%) 4.091%, 4/26/24	5,236	5,201
Garda World Security Corp. Tranche B, (3 month LIBOR + 3.500%) 6.650%, 5/24/24	797	796
Gopher Resource LLC, (1 month LIBOR + 3.250%) 5.344%, 3/6/25	394	394
Greenrock Finance, Inc. Tranche B, First Lien, (1 month LIBOR + 3.500%) 5.594%, 6/28/24	1,169	1,168
Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 0.000%, 6/30/24(4)	1,889	1,873
Laureate Education, Inc., (1 month LIBOR + 3.500%) 0.000%, 4/26/24(4)	2,835	2,832
NAB Holdings LLC 2018 Refinancing, (3 month LIBOR + 3.000%) 5.334%, 7/1/24	1,727	1,715
One Call Corp. First Lien, (1 month LIBOR + 5.250%) 7.323%, 11/27/22	1,424	1,360
Patriot Container Corp., (1 month LIBOR + 3.500%) 5.588%, 3/20/25	733	729
Pearl Intermediate Parent LLC
First Lien, (3 month LIBOR + 1.875%) 0.000%, 2/14/25(4)(12)	423	414
First Lien, (1 month LIBOR + 2.750%) 4.835%, 2/14/25	1,434	1,405
PI UK Holdco II Ltd. Tranche B-1, (1 month LIBOR + 3.500%) 0.000%, 1/3/25(4)	4,107	4,046
Prime Security Services Borrower LLC 2016 Refinancing, Tranche B-1, First Lien, (1 month LIBOR + 2.750%) 4.844%, 5/2/22	2,412	2,398
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 6.094%, 11/8/24	1,762	1,769
Sedgwick Claims Management Services, Inc.
First Lien, (1 month LIBOR + 2.750%) 4.844%, 3/1/21	3,418	3,396

	PAR VALUE	VALUE
Service—(continued)
Second Lien, (3 month LIBOR + 5.750%) 7.950%, 2/28/22	$1,725	$1,730
ServiceMaster Co., LLC Tranche C, (1 month LIBOR + 2.500%) 4.594%, 11/8/23	3,927	3,916
Spin Holdco, Inc. Tranche B-1, First Lien, (2 month LIBOR + 3.250%) 5.342%, 11/14/22	3,268	3,252
St. George’s University Scholastic Services LLC, (1 month LIBOR + 3.750%) 5.850%, 7/6/22	1,181	1,187
TKC Holdings, Inc. First Lien, (1 month LIBOR + 3.750%) 5.850%, 2/1/23	2,529	2,520
TransUnion LLC, 2017 Replacement Tranche B-3, (1 month LIBOR + 2.000%) 4.094%, 4/10/23	4,190	4,175
University Support Services LLC
(3 month LIBOR + 3.500%) 0.000%, 6/20/25(4)	367	366
Tranche B, (3 month LIBOR + 3.500%) 0.000%, 6/20/25(4)	1,178	1,175
WEX, Inc. Tranche B-2, (1 month LIBOR + 2.250%) 4.344%, 6/30/23	1,992	1,990
Wrangler Buyer Corp., (1 month LIBOR + 2.750%) 4.844%, 9/27/24	1,110	1,107

		64,231

Transportation—Automotive—3.0%
Accuride International, Inc. 2017 Refinancing, (3 month LIBOR + 5.250%) 7.584%, 11/17/23	1,933	1,952
American Axle & Manufacturing, Inc. Tranche B, (1 month LIBOR + 2.250%) 4.350%, 4/6/24	1,389	1,381
Deck Chassis Acquisition, Inc. Second Lien, (1 month LIBOR + 6.000%) 8.094%, 6/15/23	345	348
DexKo Global, Inc. Tranche B, First Lien, (1 month LIBOR + 3.500%) 5.594%, 7/24/24	2,254	2,255
Federal-Mogul Corp. Tranche C, (1 month LIBOR + 3.750%) 5.830%, 4/15/21	3,460	3,461
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.530%, 11/6/24	2,309	2,308
Tenneco, Inc., (3 month LIBOR + 2.750%) 0.000%, 6/18/25(4)	2,135	2,112
TI Group Auto Systems LLC, (1 month LIBOR + 2.500%) 0.000%, 6/30/22(4)	1,276	1,275

		15,092

See Notes to Schedules of Investments

9

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Transportation—Land Transportation—0.2%
Tupelo Buyer, Inc. First Lien, (1 month LIBOR + 3.750%) 5.807%, 10/7/24	$1,247	$1,243

Utility—3.1%
APLP Holdings LP, (1 month LIBOR + 3.000%) 5.094%, 4/13/23	1,376	1,375
Calpine Construction Finance Co., LP Tranche B, (1 month LIBOR + 2.500%) 4.594%, 1/15/25	1,985	1,976
Lightstone Holdco LLC
Tranche B, (1 month LIBOR + 3.750%) 5.844%, 1/30/24	686	689
Tranche C, (1 month LIBOR + 3.750%) 5.844%, 1/30/24	44	44
NRG Energy, Inc., (3 month LIBOR + 1.750%) 4.084%, 6/30/23	5,041	5,005
Talen Energy Supply LLC
Tranche B-1, (1 month LIBOR + 4.000%) 6.094%, 7/15/23	1,038	1,040
(1 month LIBOR + 4.000%) 6.094%, 4/15/24	1,231	1,233
Terraform Power Operating LLC, (1 month LIBOR + 2.000%) 4.094%, 11/8/22	517	517
Vistra Operations Co., LLC
(1 month LIBOR + 2.000%) 4.094%, 8/4/23	1,345	1,334
(weekly LIBOR + 2.000%) 4.075%, 12/31/25	2,450	2,432

		15,645

TOTAL LEVERAGED LOANS (Identified Cost $534,472)		526,308

	SHARES
COMMON STOCKS—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(8)(11)	714	36

TOTAL COMMON STOCKS (Identified Cost $34)		36

	SHARES	VALUE
RIGHTS—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)	152,810	85

TOTAL RIGHTS (Identified Cost $130)		85

WARRANTS—0.0%
Energy—0.0%
Sabine Oil & Gas LLC(8)(11)	404	$2
Sabine Oil & Gas LLC(8)(11)	2,268	13

TOTAL WARRANTS (Identified Cost $18)		15

TOTAL LONG-TERM INVESTMENTS—107.3% (Identified Cost $557,433)		548,912

SHORT-TERM INVESTMENT—2.4%
Money Market Mutual Fund(9)—2.4%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)	12,387,558	12,388

TOTAL SHORT-TERM INVESTMENT (Identified Cost $12,388)		12,388

TOTAL INVESTMENTS—109.7% (Identified Cost $569,821)		561,300	(1)
Other assets and liabilities, net—(9.7)%		(49,453)

NET ASSETS—100.0%		$511,847

Abbreviations:

LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security

Footnote Legend:

(1)

Variable rate security. Rate disclosed is as of June 30, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedules of Investments

10

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $13,103 or 2.6% of net assets.

(3)	100% of the income received was in cash.
(4)	This loan will settle after June 30, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(5)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(6)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents the unfunded portion of security and commitment fee earned on this portion.
(11)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(12)	Represents all, or partial unfunded portion of security and commitment fee earned on this portion.

See Notes to Schedules of Investments

11

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

Country Weightings †
United States	93%
Luxembourg	2
Netherlands	2
Australia	1
Canada	1
United Kingdom	1

Total	100%

†	% of total investments as of June 30, 2018

See Notes to Schedules of Investments

12

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$21,930	$—	$21,923	$7
Leveraged Loans	526,308	—	526,308	—	*
Mortgage-Backed Securities	538	—	538	—
Equity Securities:
Common Stocks	36	—	—	36
Rights	85	—	—	85
Warrants	15	—	—	15
Short-Term Investment	12,388	12,388	—	—

Total Investments	$561,300	$12,388	$548,769	$143

*	Amount is less than $500.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended June 30, 2018.

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL BONDS(2)—98.2%
Alabama—1.4%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, 4.000%, 12/1/48(1)	$465	$496
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	523
5.000%, 12/1/25	1,000	1,084

		2,103

Arizona—4.9%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,152
5.000%, 7/1/37	360	414
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	577
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	647
Maricopa County Industrial Development Authority, Banner Health Revenue, 4.000%, 1/1/34	1,000	1,047
Northern Arizona University, Stimulus Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,250
5.000%, 8/1/25	2,000	2,238

		7,325

Arkansas—0.4%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	585

California—2.8%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	104
4.500%, 6/1/23	225	243
4.500%, 6/1/24	150	162
California State Health Facilities Financing Authority, Providence St. Joseph Health 4.000%, 10/1/36	275	286

	PAR VALUE	VALUE
California—(continued)
California State Municipal Finance Authority, Community Medical Centers 5.000%, 2/1/27	$400	$454
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	227
Garden Grove Agency Community Development Successor Agency, Tax Allocation Revenue (BAM Insured), 5.000%, 10/1/30	1,000	1,145
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue (BAM Insured), 5.000%, 5/1/32	545	630
Palm Desert Redevelopment Agency Successor Agency (BAM Insured), 5.000%, 10/1/28	250	296
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured), 5.000%, 9/1/25	175	202
University of California,
General Revenue, 5.000%, 5/15/38	250	296
Limited Projects Revenue, 5.000%, 5/15/38	125	147

		4,192

Colorado—6.6%
Colorado State Health Facilities Authority, Catholic Health Initiatives Revenue, 6.250%, 10/1/33	650	658
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	455
E-470 Public Highway Authority Revenue,
5.000%, 9/1/20	340	361
(NATL Insured), 0.000%, 9/1/29	665	379
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,466
6.250%, 11/15/28	2,250	2,799
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,396
University of Colorado, Enterprise Revenue, (Pre-refunded 6/1/19 @100), 5.625%, 6/1/22	1,370	1,420

		9,934

See Notes to Schedules of Investments

1

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Connecticut—1.4%
Connecticut Housing Finance Authority, Mortgage Revenue, 3.200%, 11/15/33	$425	$420
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,690

		2,110

District of Columbia—3.4%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured), 6.500%, 10/1/41	4,000	5,062

Florida—9.1%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	124
(Pre-refunded 4/1/19 @100), 7.000%, 4/1/39	1,050	1,092
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,151
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	344
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	200	213
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	337
Miami Beach, City of, Stormwater Revenue, (Pre-refunded 9/1/21 @100), 5.250%, 9/1/23	1,265	1,394
Miami-Dade County Aviation Revenue, 5.000%, 10/1/24	2,425	2,696
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	226
Miami-Dade County Expressway Authority, Toll Revenue, 5.000%, 7/1/33	480	547
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,900
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,236
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	852

	PAR VALUE	VALUE
Florida—(continued)
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	$480	$524

		13,636

Georgia—3.2%
Athens-Clarke County Unified Government, Water and Sewer Revenue (Pre-refunded 1/1/19 @100), 5.625%, 1/1/28	1,000	1,020
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	742
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	2,750	3,033

		4,795

Idaho—1.1%
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,582

Illinois—10.2%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue, 5.000%, 1/1/20	70	73
Chicago, City of,
Sales Tax Revenue (Escrowed to Maturity), 5.000%, 1/1/21	750	807
Sales Tax Revenue (Pre-refunded 1/1/22 @100), 5.250%, 1/1/38	25	28
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	553
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	558
Waterworks Revenue, Second Lien (AGM Insured), 5.000%, 11/1/31	500	567
Waterworks Revenue, Second Lien (AGM Insured), 5.250%, 11/1/32	350	406
Illinois Finance Authority,
KishHealth System Revenue (Escrowed to Maturity), 4.750%, 10/1/18	700	706
Rush University Medical Center Revenue, 5.000%, 11/15/21	250	273
Rush University Medical Center Revenue (Pre-refunded 11/1/18 @100), 7.250%, 11/1/38	1,220	1,243

See Notes to Schedules of Investments

2

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Illinois—(continued)
Illinois State Toll Highway Authority, Toll Highway Revenue Senior Lien, 5.000%, 1/1/32	$1,000	$1,149
Illinois, State of, General Obligation, 5.000%, 4/1/22	815	857
5.000%, 2/1/26	1,490	1,563
5.000%, 2/1/27	1,250	1,331
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue (AGM Insured), 0.000%, 6/15/26	1,000	737
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	512
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,719
University of Illinois, Auxiliary Facilities System Revenue, 5.500%, 4/1/31	1,540	1,663
5.125%, 4/1/36	500	527

		15,272

Indiana—1.7%
Indiana Finance Authority, Indiana University Health Center Revenue, 5.000%, 12/1/22	800	898
Indianapolis Local Public Improvements Bond Bank Revenue, 5.000%, 6/1/19	1,650	1,698

		2,596

Iowa—1.6%
Iowa, State of, Prison Infrastructure, Funding Revenue, (Pre-refunded 6/15/20 @100), 5.000%, 6/15/27	2,250	2,390

Louisiana—0.4%
New Orleans Sewerage Service Revenue, 5.000%, 6/1/20	550	582

Maine—1.7%
Portland, City of, General Airport Revenue, 5.000%, 7/1/26	1,000	1,092
5.000%, 7/1/29	580	628
5.000%, 7/1/30	770	832

		2,552

	PAR VALUE	VALUE
Maryland—3.0%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36	$250	$279
Maryland Economic Development Corp., Exelon Generation Co. Revenue, 2.550%, 12/1/25(1)	500	500
Maryland Health & Higher Educational Facilities Authority,
Anne Arundel Health System Revenue (Pre-refunded 7/1/19 @100), 6.750%, 7/1/29	2,015	2,116
Medstar Health System Revenue, 5.000%, 8/15/26	800	912
Medstar Health System Revenue, 5.000%, 5/15/42	600	673

		4,480

Massachusetts—0.4%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	576

Michigan—1.8%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,412
Michigan State Building Authority, Facilities Program Lease Revenue, 5.000%, 4/15/25	500	581
4.000%, 10/15/36	500	520
Royal Oak Hospital Finance Authority, William Beaumont Hospital Revenue, 5.000%, 9/1/19	200	207

		2,720

New Jersey—5.0%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,036
New Jersey Economic Development Authority, Cigarette Tax Revenue (AGM Insured), 5.000%, 6/15/22	3,000	3,269
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,745	1,810
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	252
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, 5.000%, 6/1/31	250	288

See Notes to Schedules of Investments

3

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
New Jersey—(continued)
5.000%, 6/1/32	$250	$287
5.000%, 6/1/33	250	285
5.000%, 6/1/34	250	284

		7,511

New York—8.3%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	618
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	206
Long Island Power Authority, Electric Revenue, 5.000%, 9/1/32	250	290
Metropolitan Transportation Authority, Transportation Revenue, 6.250%, 11/15/23	605	616
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	25	25
(Pre-refunded 11/15/18 @100), 6.250%, 11/15/23	1,300	1,324
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured), 6.125%, 1/1/29	500	511
(AMBAC Insured), 5.000%, 1/1/20	900	903
(AMBAC Insured), 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority, Water & Sewer Revenue, 5.000%, 6/15/40	1,295	1,509
New York City Transitional Finance Authority, Subordinate Future Tax Secured Revenue, 5.000%, 5/1/35	3,165	3,606
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	171
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(3)	300	332
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	264
Triborough Bridge & Tunnel Authority, Toll Revenue Subordinate Lien, 5.000%, 11/15/23	750	853

	PAR VALUE	VALUE
New York—(continued)
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	$190	$210
Utility Debt Securitization Authority Restructuring Charge, Electric Revenue, 5.000%, 6/15/26	500	573

		12,482

North Dakota—0.9%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,366

Ohio—2.6%
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,381
Ohio State Juvenile Correction Facilities Project, Lease Revenue, 5.000%, 10/1/21	1,080	1,185
5.000%, 10/1/22	1,135	1,271

		3,837

Oklahoma—0.9%
Oklahoma State Turnpike Authority, Turnpike Revenue, Second Senior Lien, (Pre-refunded 1/1/21 @100), 5.000%, 1/1/29	1,250	1,348

Oregon—2.0%
Oregon Facilities Authority, University of Portland Revenue, 5.000%, 4/1/30	240	273
Oregon State Housing & Community, Mortgage Revenue, 4.500%, 1/1/49	450	487
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,268
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation 5.000%, 6/15/36	800	928

		2,956

Pennsylvania—5.1%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	277
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	287

See Notes to Schedules of Investments

4

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Pennsylvania—(continued)
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien, 6.375%, 12/1/38	$2,000	$2,478
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	250	275
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	265	291
(Pre-refunded 12/1/20 @ 100), 6.000%, 12/1/34	1,235	1,354
(Pre-refunded 12/1/21 @100), 5.250%, 12/1/31	2,000	2,222
Philadelphia, City of,
Water & Wastewater Revenue, 5.000%, 11/1/31	125	146
Water & Wastewater Revenue, 5.000%, 10/1/42	300	341

		7,671

South Carolina—0.9%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,130
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	287

		1,417

Tennessee—2.1%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,105
Tennessee Housing Development Agency, Residential Finance Program Revenue, 2.050%, 7/1/20	550	552
2.300%, 1/1/21	315	317
Tennessee State School Bond Authority, Higher Education Program Revenue, 5.000%, 11/1/34	1,000	1,180

		3,154

Texas—10.5%
Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System (Pre-refunded 12/1/18 @ 100), 7.250%, 12/1/35	2,525	2,585
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,147
Lamar Consolidated Independent School District, General Obligation, (PSF Insured), 5.000%, 2/15/34	1,000	1,156
North Texas Tollway Authority,

	PAR VALUE	VALUE
Texas—(continued)
Senior Lien Toll Revenue, 5.000%, 1/1/30	$400	$458
Special Project System Revenue, (Pre-refunded 9/1/31 @100), 0.000%, 9/1/43	1,500	1,641
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured), 5.000%, 9/1/25	1,015	1,123
(AGM Insured), 5.000%, 9/1/23	1,085	1,202
Texas Municipal Gas Acquisition & Supply, Gas Supply Revenue,
Corp. I, Senior Lien, 6.250%, 12/15/26	1,630	1,897
Corp. II, 2.235%, 9/15/27(1)	3,000	2,979
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured), 5.000%, 8/1/24	1,340	1,526

		15,714

Vermont—0.4%
Burlington, City of, Airport Revenue (AGM Insured), 5.000%, 7/1/24	200	219
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	335

		554

Virginia—1.5%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,454
Virginia College Building Authority, Marymount University Revenue, 5.000%, 7/1/20(3)	200	208
5.000%, 7/1/21(3)	400	424
5.000%, 7/1/22(3)	195	210

		2,296

Washington—1.2%
King County Sewer Revenue, 5.000%, 7/1/36	1,630	1,874

West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	400	446

Wisconsin—1.4%
Public Finance Authority,

See Notes to Schedules of Investments

5

VIRTUS NEWFLEET TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Wisconsin—(continued)
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	$1,000	$1,114
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	243
Wisconsin, State of, General Obligation, 5.000%, 11/1/27	600	716

		2,073

TOTAL MUNICIPAL BONDS (Identified Cost $143,353)		147,191

TOTAL LONG-TERM INVESTMENTS—98.2% (Identified Cost $143,353)		147,191

	SHARES
SHORT-TERM INVESTMENT—2.2%
Money Market Mutual Fund—2.2%
Dreyfus AMT-Free Tax Exempt Cash Management—Institutional Shares (seven-day effective yield 1.320%)(4)	3,344,307	3,344

TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,344)		3,344

TOTAL INVESTMENTS—100.4% (Identified Cost $146,697)		150,535
Other assets and liabilities, net—(0.4)%		(609)

NET ASSETS—100.0%		$149,926

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund

Footnote Legend:

(1)

Variable or step coupon security. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(2)

At June 30, 2018, 21.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Fund’s net assets.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $1,174 or 0.8% of net assets.

(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Bonds	$147,191	$—	$147,191
Short-Term Investment	3,344	3,344	—

Total Investments	$150,535	$3,344	$147,191

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS(2)—50.1%
Equity Funds—40.9%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	409,775	$5,974
Virtus Duff & Phelps Global Real Estate Securities Fund Class I	120,910	3,647
Virtus Duff & Phelps International Real Estate Securities Fund Class I	531,334	3,948
Virtus Duff & Phelps Real Estate Securities Fund Class I	89,925	2,394

		15,963

Fixed Income Fund—9.2%
Virtus Newfleet Senior Floating Rate Fund Class I	382,182	3,569

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $13,383)		19,532

EXCHANGE-TRADED FUNDS(2)—48.6%
Global X Uranium Index Fund	1,356	17
Invesco DB Commodity Index Tracking Fund(1)	328,746	5,812
Invesco DB G10 Currency Harvest Fund(1)	135,666	3,300
iShares S&P North American Natural Resources Sector Index Fund	188,781	6,959
VanEck Vectors Agribusiness Index Fund	25,209	1,568
VanEck Vectors Coal Index Fund	81,995	1,294

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $15,341)		18,950

TOTAL LONG-TERM INVESTMENTS—98.7% (Identified Cost $28,724)		38,482

SHORT-TERM INVESTMENT—0.7%
Money Market Mutual Fund(2)—0.7%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)	286,520	287

TOTAL SHORT-TERM INVESTMENT (Identified Cost $287)		287

VALUE
TOTAL INVESTMENTS—99.4% (Identified Cost $29,011)	$38,769
Other assets and liabilities, net—0.6%	221

NET ASSETS—100.0%	$38,990

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Affiliated Mutual Fund	$19,532	$19,532
Exchange-Traded Funds	18,950	18,950
Short-Term Investment	287	287

Total Investments	$38,769	$38,769

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.6%
Consumer Discretionary—20.0%
Amazon.com, Inc.(1)	3,241	$5,509
Aptiv plc	56,109	5,141
Best Buy Co., Inc.	109,827	8,191
Booking Holdings, Inc.(1)	394	799
BorgWarner, Inc.	42,632	1,840
Carnival Corp.	23,773	1,362
Chipotle Mexican Grill, Inc.(1)	723	312
Darden Restaurants, Inc.	3,639	390
Expedia Group, Inc.	973	117
Garmin Ltd.	125,284	7,642
H&R Block, Inc.	271,889	6,194
Hilton Worldwide Holdings, Inc.	16,613	1,315
Home Depot, Inc. (The)	29,521	5,759
Horton (D.R.), Inc.	69,675	2,857
Kohl’s Corp.	46,101	3,361
Lennar Corp. Class A	56,349	2,958
Lowe’s Cos., Inc.	21,031	2,010
Macy’s, Inc.	84,246	3,153
Marriott International, Inc. Class A	17,526	2,219
McDonald’s Corp.	23,358	3,660
MGM Resorts International	117,642	3,415
Netflix, Inc.(1)	3,522	1,379
NIKE, Inc. Class B	104,387	8,318
Nordstrom, Inc.	31,665	1,640
Norwegian Cruise Line Holdings Ltd.(1)	12,054	569
PulteGroup, Inc.	53,664	1,543
Royal Caribbean Cruises Ltd.	10,006	1,037
Starbucks Corp.	41,356	2,020
TripAdvisor, Inc.(1)	867	48
Wyndham Destinations, Inc.	5,902	261
Wyndham Hotels & Resorts, Inc.	5,902	347
Wynn Resorts Ltd.	19,536	3,269
Yum! Brands, Inc.	9,789	766

		89,401

Consumer Staples—3.4%
Brown-Forman Corp. Class B	37,501	1,838
Constellation Brands, Inc. Class A	24,221	5,301
Sysco Corp.	115,376	7,879

		15,018

	SHARES	VALUE
Energy—3.3%
Anadarko Petroleum Corp.	10,502	$769
Andeavor	6,577	863
Apache Corp.	7,854	367
Cabot Oil & Gas Corp.	9,228	220
Cimarex Energy Co.	1,955	199
Concho Resources, Inc.(1)	3,079	426
ConocoPhillips	24,057	1,675
Devon Energy Corp.	10,732	472
EOG Resources, Inc.	11,826	1,471
EQT Corp.	4,912	271
Hess Corp.	5,435	363
Marathon Oil Corp.	17,189	359
Marathon Petroleum Corp.	21,984	1,542
Newfield Exploration Co.(1)	4,040	122
Noble Energy, Inc.	10,118	357
Phillips 66	19,852	2,230
Pioneer Natural Resources Co.	3,480	658
Range Resources Corp.	4,519	76
Valero Energy Corp.	20,228	2,242

		14,682

Financials—14.7%
Affiliated Managers Group, Inc.	1,582	235
Aflac, Inc.	33,529	1,442
Allstate Corp. (The)	14,011	1,279
American Express Co.	31,743	3,111
Ameriprise Financial, Inc.	4,218	590
AON plc	17,161	2,354
Bank of America Corp.	63,957	1,803
Bank of New York Mellon Corp. (The)	29,468	1,589
BB&T Corp.	18,579	937
Berkshire Hathaway, Inc. Class B(1)	38,265	7,142
BlackRock, Inc.	3,544	1,769
Brighthouse Financial, Inc.(1)	4,208	169
Capital One Financial Corp.	21,110	1,940
Charles Schwab Corp. (The)	36,371	1,859
Chubb Ltd.	18,464	2,345
Cincinnati Financial Corp.	5,967	399
Citigroup, Inc.	16,951	1,134
Citizens Financial Group, Inc.	11,496	447
Comerica, Inc.	4,113	374
Discover Financial Services	15,500	1,091
E*TRADE Financial Corp.(1)	8,067	493

See Notes to Schedules of Investments

1

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Fifth Third Bancorp	16,460	$472
Franklin Resources, Inc.	9,413	302
Gallagher (Arthur J.) & Co.	12,721	830
Goldman Sachs Group, Inc. (The)	10,894	2,403
Huntington Bancshares, Inc.	26,125	386
Invesco Ltd.	11,768	313
Jefferies Financial Group, Inc.	6,267	143
JPMorgan Chase & Co.	22,810	2,377
KeyCorp	25,324	495
Lincoln National Corp.	9,413	586
M&T Bank Corp.	3,591	611
Marsh & McLennan Cos., Inc.	35,540	2,913
MetLife, Inc.	44,368	1,934
Morgan Stanley	42,458	2,013
Navient Corp.	11,830	154
Northern Trust Corp.	6,161	634
People’s United Financial, Inc.	8,304	150
PNC Financial Services Group, Inc. (The)	11,247	1,519
Principal Financial Group, Inc.	11,551	612
Progressive Corp. (The)	23,057	1,364
Prudential Financial, Inc.	18,100	1,693
Raymond James Financial, Inc.	3,960	354
Regions Financial Corp.	26,780	476
State Street Corp.	10,690	995
SunTrust Banks, Inc.	11,123	734
SVB Financial Group(1)	1,264	365
Synchrony Financial	31,587	1,054
T. Rowe Price Group, Inc.	7,042	818
Torchmark Corp.	4,515	368
Travelers Cos., Inc. (The)	10,805	1,322
U.S. Bancorp	10,327	517
Unum Group	9,255	342
Wells Fargo & Co.	28,920	1,603
Willis Towers Watson plc	9,271	1,405
XL Group Ltd.	10,085	564
Zions Bancorporation	4,704	248

		65,571

Health Care—6.8%
Aetna, Inc.	5,390	989
Agilent Technologies, Inc.	12,379	765
Align Technology, Inc.(1)	11,828	4,047
Anthem, Inc.	4,297	1,023

	SHARES	VALUE
Health Care—(continued)
Centene Corp.(1)	3,252	$401
Cerner Corp.(1)	125,556	7,507
Cigna Corp.	4,042	687
Cooper Cos., Inc. (The)	8,185	1,927
DENTSPLY SIRONA, Inc.	39,078	1,710
Humana, Inc.	2,277	678
Illumina, Inc.(1)	5,574	1,557
IQVIA Holdings, Inc.(1)	5,608	560
Mettler-Toledo International, Inc.(1)	968	560
PerkinElmer, Inc.	4,219	309
Thermo Fisher Scientific, Inc.	15,421	3,194
UnitedHealth Group, Inc.	16,026	3,932
Waters Corp.(1)	3,011	583

		30,429

Industrials—16.3%
Arconic, Inc.	5,001	85
Boeing Co. (The)	6,441	2,161
Caterpillar, Inc.	33,172	4,500
Cintas Corp.	41,165	7,618
CSX Corp.	29,490	1,881
Cummins, Inc.	8,657	1,151
Deere & Co.	49,914	6,978
Dover Corp.	6,541	479
Fastenal Co.	48,589	2,339
Flowserve Corp.	5,614	227
Fortive Corp.	12,886	994
General Dynamics Corp.	3,185	594
Harris Corp.	1,382	200
Hunt (JB) Transport Services, Inc.	58,821	7,150
Huntington Ingalls Industries, Inc.	522	113
Illinois Tool Works, Inc.	12,924	1,790
Ingersoll-Rand plc	10,549	947
Kansas City Southern	3,498	371
L3 Technologies, Inc.	902	173
Lockheed Martin Corp.	2,892	854
Norfolk Southern Corp.	9,506	1,434
Northrop Grumman Corp.	2,013	619
PACCAR, Inc.	19,858	1,230
Parker-Hannifin Corp.	5,640	879
Pentair plc	7,056	297
Raytheon Co.	3,343	646
Republic Services, Inc.	31,448	2,150

See Notes to Schedules of Investments

2

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Robert Half International, Inc.	117,716	$7,663
Rockwell Collins, Inc.	1,892	255
Snap-on, Inc.	2,393	385
Stanley Black & Decker, Inc.	6,480	861
Stericycle, Inc.(1)	11,951	780
Textron, Inc.	3,017	199
TransDigm Group, Inc.	557	192
Union Pacific Corp.	26,300	3,726
United Rentals, Inc.(1)	14,518	2,143
United Technologies Corp.	8,642	1,080
W.W. Grainger, Inc.	8,666	2,673
Waste Management, Inc.	55,626	4,525
Xylem, Inc.	7,538	508

		72,850

Information Technology—19.9%
Activision Blizzard, Inc.	52,605	4,015
Adobe Systems, Inc.(1)	10,728	2,616
Advanced Micro Devices, Inc.(1)	6,874	103
Akamai Technologies, Inc.(1)	1,112	81
Alliance Data Systems Corp.	523	122
Alphabet, Inc. Class A(1)	1,891	2,135
Alphabet, Inc. Class C(1)	1,934	2,158
Amphenol Corp. Class A	46,456	4,049
Analog Devices, Inc.	3,011	289
ANSYS, Inc.(1)	1,848	322
Apple, Inc.	35,408	6,554
Applied Materials, Inc.	76,372	3,528
Autodesk, Inc.(1)	4,839	634
Automatic Data Processing, Inc.	4,769	640
Broadcom, Inc.	3,382	821
CA, Inc.	2,458	88
Cadence Design Systems, Inc.(1)	6,190	268
Cisco Systems, Inc.	148,397	6,385
Citrix Systems, Inc.(1)	2,875	301
Corning, Inc.	127,757	3,515
eBay, Inc.(1)	6,147	223
Electronic Arts, Inc.(1)	21,626	3,050
F5 Networks, Inc.(1)	1,911	330
Facebook, Inc. Class A(1)	15,185	2,951
Fidelity National Information Services, Inc.	3,587	380
Fiserv, Inc.(1)	4,446	329
FLIR Systems, Inc.	139,504	7,250

	SHARES	VALUE
Information Technology—(continued)
Global Payments, Inc.	1,715	$191
Hewlett Packard Enterprise Co.	11,179	163
HP, Inc.	11,471	260
Intel Corp.	39,299	1,954
Intuit, Inc.	5,321	1,087
IPG Photonics Corp.(1)	6,807	1,502
Juniper Networks, Inc.	10,675	293
KLA-Tencor Corp.	11,262	1,155
Lam Research Corp.	11,880	2,053
Mastercard, Inc. Class A	9,937	1,953
Microchip Technology, Inc.	1,945	177
Micron Technology, Inc.(1)	10,276	539
Microsoft Corp.	60,038	5,920
Motorola Solutions, Inc.	5,071	590
NetApp, Inc.	1,883	148
NVIDIA Corp.	5,023	1,190
Oracle Corp.	23,763	1,047
Paychex, Inc.	3,455	236
PayPal Holdings, Inc.(1)	12,000	999
Qorvo, Inc.(1)	1,060	85
QUALCOMM, Inc.	12,386	695
Red Hat, Inc.(1)	1,394	187
salesforce.com, Inc.(1)	15,165	2,068
Seagate Technology plc	2,033	115
Skyworks Solutions, Inc.	1,533	148
Symantec Corp.	4,868	101
Synopsys, Inc.(1)	3,240	277
Take-Two Interactive Software, Inc.(1)	7,848	929
TE Connectivity Ltd.	62,850	5,660
Texas Instruments, Inc.	8,205	905
Total System Services, Inc.	1,785	151
VeriSign, Inc.(1)	621	85
Visa, Inc. Class A	19,343	2,562
Western Digital Corp.	2,141	166
Western Union Co. (The)	4,946	101
Xerox Corp.	1,513	36
Xilinx, Inc.	2,118	138

		89,003

Materials—8.4%
Air Products & Chemicals, Inc.	20,595	3,207
Albemarle Corp.	7,220	681
DowDuPont, Inc.	106,005	6,988

See Notes to Schedules of Investments

3

VIRTUS RAMPART EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Eastman Chemical Co.	6,437	$644
Ecolab, Inc.	17,130	2,404
International Flavors & Fragrances, Inc.	5,225	648
LyondellBasell Industries N.V. Class A	66,801	7,338
Nucor Corp.	116,747	7,297
PPG Industries, Inc.	16,612	1,723
Praxair, Inc.	26,869	4,249
Sherwin-Williams Co. (The)	5,445	2,219

		37,398

Real Estate—5.2%
American Tower Corp.	12,867	1,855
CBRE Group, Inc. Class A(1)	162,622	7,764
Crown Castle International Corp.	12,135	1,308
Digital Realty Trust, Inc.	6,037	674
Duke Realty Corp.	60,415	1,754
Equinix, Inc.	2,313	994
Extra Space Storage, Inc.	3,695	369
Iron Mountain, Inc.	8,203	287
Prologis, Inc.	90,342	5,935
Public Storage	4,382	994
SBA Communications, Corp.(1)	3,413	563
Weyerhaeuser Co.	22,055	804

		23,301

Utilities—1.6%
AES Corp.	263,283	3,530
NRG Energy, Inc.	121,521	3,731

		7,261

TOTAL COMMON STOCKS (Identified Cost $346,004)		444,914

TOTAL LONG-TERM INVESTMENTS—99.6% (Identified Cost $346,004)		444,914

SHORT-TERM INVESTMENT—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	2,743,145	2,743

TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,743)		2,743

TOTAL INVESTMENTS—100.2% (Identified Cost $348,747)	$447,657
Other assets and liabilities, net—(0.2)%	(1,052)

NET ASSETS—100.0%	$446,605

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$444,914	$444,914
Short-Term Investment	2,743	2,743

Total Investments	$447,657	$447,657

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—35.4%
Consumer Discretionary—7.1%
Amazon.com, Inc.(1)	190	$323
Aptiv plc	3,292	302
Best Buy Co., Inc.	6,450	481
Booking Holdings, Inc.(1)	23	47
BorgWarner, Inc.	2,503	108
Carnival Corp.	1,395	80
Chipotle Mexican Grill, Inc.(1)	43	19
Darden Restaurants, Inc.	214	23
Expedia Group, Inc.	57	7
Garmin Ltd.	7,358	449
H&R Block, Inc.	15,966	364
Hilton Worldwide Holdings, Inc.	975	77
Home Depot, Inc. (The)	1,733	338
Horton (D.R.), Inc.	4,091	168
Kohl’s Corp.	2,706	197
Lennar Corp. Class A	3,309	174
Lowe’s Cos., Inc.	1,236	118
Macy’s, Inc.	4,949	185
Marriott International, Inc. Class A	1,029	130
McDonald’s Corp.	1,372	215
MGM Resorts International	6,904	200
Netflix, Inc.(1)	207	81
NIKE, Inc. Class B	6,129	488
Nordstrom, Inc.	1,860	96
Norwegian Cruise Line Holdings Ltd.(1)	707	33
PulteGroup, Inc.	3,150	91
Royal Caribbean Cruises Ltd.	588	61
Starbucks Corp.	2,428	119
TripAdvisor, Inc.(1)	52	3
Wyndham Destinations, Inc.	347	15
Wyndham Hotels & Resorts, Inc.	347	20
Wynn Resorts Ltd.	1,147	192
Yum! Brands, Inc.	574	45

		5,249

Consumer Staples—1.2%
Brown-Forman Corp. Class B	2,201	108
Constellation Brands, Inc. Class A	1,423	311
Sysco Corp.	6,774	463

		882

	SHARES	VALUE
Energy—1.2%
Anadarko Petroleum Corp.	616	$45
Andeavor	386	51
Apache Corp.	461	21
Cabot Oil & Gas Corp.	541	13
Cimarex Energy Co.	114	12
Concho Resources, Inc.(1)	180	25
ConocoPhillips	1,412	98
Devon Energy Corp.	630	28
EOG Resources, Inc.	694	86
EQT Corp.	289	16
Hess Corp.	318	21
Marathon Oil Corp.	1,009	21
Marathon Petroleum Corp.	1,290	90
Newfield Exploration Co.(1)	237	7
Noble Energy, Inc.	593	21
Phillips 66	1,166	131
Pioneer Natural Resources Co.	204	39
Range Resources Corp.	265	4
Valero Energy Corp.	1,187	132

		861

Financials—5.2%
Affiliated Managers Group, Inc.	94	14
Aflac, Inc.	1,968	85
Allstate Corp. (The)	823	75
American Express Co.	1,863	183
Ameriprise Financial, Inc.	250	35
AON plc	1,008	138
Bank of America Corp.	3,756	106
Bank of New York Mellon Corp. (The)	1,730	93
BB&T Corp.	1,091	55
Berkshire Hathaway, Inc. Class B(1)	2,246	419
BlackRock, Inc.	208	104
Brighthouse Financial, Inc.(1)	247	10
Capital One Financial Corp.	1,240	114
Charles Schwab Corp. (The)	2,136	109
Chubb Ltd.	1,085	138
Cincinnati Financial Corp.	351	23
Citigroup, Inc.	995	67
Citizens Financial Group, Inc.	676	26
Comerica, Inc.	241	22
Discover Financial Services	909	64
E*TRADE Financial Corp.(1)	473	29

See Notes to Schedules of Investments

1

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Fifth Third Bancorp	967	$28
Franklin Resources, Inc.	556	18
Gallagher (Arthur J.) & Co.	747	49
Goldman Sachs Group, Inc. (The)	640	141
Huntington Bancshares, Inc.	1,533	23
Invesco Ltd.	695	18
Jefferies Financial Group, Inc.	369	8
JPMorgan Chase & Co.	1,339	140
KeyCorp	1,487	29
Lincoln National Corp.	553	34
M&T Bank Corp.	211	36
Marsh & McLennan Cos., Inc.	2,087	171
MetLife, Inc.	2,604	114
Morgan Stanley	2,492	118
Navient Corp.	695	9
Northern Trust Corp.	363	37
People’s United Financial, Inc.	488	9
PNC Financial Services Group, Inc. (The)	661	89
Principal Financial Group, Inc.	678	36
Progressive Corp. (The)	1,354	80
Prudential Financial, Inc.	1,062	99
Raymond James Financial, Inc.	233	21
Regions Financial Corp.	1,573	28
State Street Corp.	628	58
SunTrust Banks, Inc.	653	43
SVB Financial Group(1)	74	21
Synchrony Financial	1,854	62
T. Rowe Price Group, Inc.	416	48
Torchmark Corp.	265	22
Travelers Cos., Inc. (The)	635	78
U.S. Bancorp	607	30
Unum Group	543	20
Wells Fargo & Co.	1,698	94
Willis Towers Watson plc	544	83
XL Group Ltd.	592	33
Zions Bancorporation	276	15

		3,851

Health Care—2.4%
Aetna, Inc.	316	58
Agilent Technologies, Inc.	726	45
Align Technology, Inc.(1)	694	237
Anthem, Inc.	252	60

	SHARES	VALUE
Health Care—(continued)
Centene Corp.(1)	191	$24
Cerner Corp.(1)	7,372	441
Cigna Corp.	239	41
Cooper Cos., Inc. (The)	480	113
DENTSPLY SIRONA, Inc.	2,294	100
Humana, Inc.	136	40
Illumina, Inc.(1)	327	91
IQVIA Holdings, Inc.(1)	329	33
Mettler-Toledo International, Inc.(1)	57	33
PerkinElmer, Inc.	247	18
Thermo Fisher Scientific, Inc.	906	188
UnitedHealth Group, Inc.	941	231
Waters Corp.(1)	176	34

		1,787

Industrials—5.8%
Arconic, Inc.	294	5
Boeing Co. (The)	378	127
Caterpillar, Inc.	1,946	264
Cintas Corp.	2,417	447
CSX Corp.	1,731	110
Cummins, Inc.	508	68
Deere & Co.	2,931	410
Dover Corp.	384	28
Fastenal Co.	2,855	137
Flowserve Corp.	329	13
Fortive Corp.	757	58
General Dynamics Corp.	187	35
Harris Corp.	81	12
Hunt (JB) Transport Services, Inc.	3,452	420
Huntington Ingalls Industries, Inc.	31	7
Illinois Tool Works, Inc.	759	105
Ingersoll-Rand plc	620	56
Kansas City Southern	205	22
L3 Technologies, Inc.	53	10
Lockheed Martin Corp.	169	50
Norfolk Southern Corp.	558	84
Northrop Grumman Corp.	118	36
PACCAR, Inc.	1,165	72
Parker-Hannifin Corp.	331	52
Pentair plc	415	17
Raytheon Co.	196	38
Republic Services, Inc.	1,847	126

See Notes to Schedules of Investments

2

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Robert Half International, Inc.	6,911	$450
Rockwell Collins, Inc.	111	15
Snap-on, Inc.	138	22
Stanley Black & Decker, Inc.	380	50
Stericycle, Inc.(1)	702	46
Textron, Inc.	177	12
TransDigm Group, Inc.	33	11
Union Pacific Corp.	1,544	219
United Rentals, Inc.(1)	852	126
United Technologies Corp.	507	63
W.W. Grainger, Inc.	508	157
Waste Management, Inc.	3,266	266
Xylem, Inc.	442	30

		4,276

Information Technology—7.1%
Activision Blizzard, Inc.	3,087	236
Adobe Systems, Inc.(1)	630	154
Advanced Micro Devices, Inc.(1)	403	6
Akamai Technologies, Inc.(1)	65	5
Alliance Data Systems Corp.	31	7
Alphabet, Inc. Class A(1)	111	125
Alphabet, Inc. Class C(1)	113	126
Amphenol Corp. Class A	2,727	238
Analog Devices, Inc.	176	17
ANSYS, Inc.(1)	108	19
Apple, Inc.	2,078	385
Applied Materials, Inc.	4,484	207
Autodesk, Inc.(1)	284	37
Automatic Data Processing, Inc.	280	37
Broadcom, Inc.	199	48
CA, Inc.	144	5
Cadence Design Systems, Inc.(1)	364	16
Cisco Systems, Inc.	8,714	375
Citrix Systems, Inc.(1)	168	18
Corning, Inc.	7,503	206
eBay, Inc.(1)	361	13
Electronic Arts, Inc.(1)	1,270	179
F5 Networks, Inc.(1)	112	19
Facebook, Inc. Class A(1)	892	173
Fidelity National Information Services, Inc.	211	22
Fiserv, Inc.(1)	261	19
FLIR Systems, Inc.	8,190	426

	SHARES	VALUE
Information Technology—(continued)
Global Payments, Inc.	101	$11
Hewlett Packard Enterprise Co.	656	10
HP, Inc.	673	15
Intel Corp.	2,307	115
Intuit, Inc.	312	64
IPG Photonics Corp.(1)	399	88
Juniper Networks, Inc.	627	17
KLA-Tencor Corp.	661	68
Lam Research Corp.	698	121
Mastercard, Inc. Class A	583	114
Microchip Technology, Inc.	114	10
Micron Technology, Inc.(1)	603	32
Microsoft Corp.	3,525	348
Motorola Solutions, Inc.	298	35
NetApp, Inc.	110	9
NVIDIA Corp.	295	70
Oracle Corp.	1,395	61
Paychex, Inc.	203	14
PayPal Holdings, Inc.(1)	705	59
Qorvo, Inc.(1)	62	5
QUALCOMM, Inc.	726	41
Red Hat, Inc.(1)	82	11
salesforce.com, Inc.(1)	890	121
Seagate Technology plc	119	7
Skyworks Solutions, Inc.	90	9
Symantec Corp.	286	6
Synopsys, Inc.(1)	190	16
Take-Two Interactive Software, Inc.(1)	461	54
TE Connectivity Ltd.	3,689	332
Texas Instruments, Inc.	482	53
Total System Services, Inc.	104	9
VeriSign, Inc.(1)	36	5
Visa, Inc. Class A	1,135	150
Western Digital Corp.	126	10
Western Union Co. (The)	291	6
Xerox Corp.	89	2
Xilinx, Inc.	124	8

		5,224

Materials—3.0%
Air Products & Chemicals, Inc.	1,219	190
Albemarle Corp.	424	40
DowDuPont, Inc.	6,226	410

See Notes to Schedules of Investments

3

VIRTUS RAMPART MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Eastman Chemical Co.	378	$38
Ecolab, Inc.	1,006	141
International Flavors & Fragrances, Inc.	306	38
LyondellBasell Industries N.V. Class A	3,923	431
Nucor Corp.	6,848	428
PPG Industries, Inc.	976	101
Praxair, Inc.	1,579	250
Sherwin-Williams Co. (The)	321	131

		2,198

Real Estate—1.8%
American Tower Corp.	755	109
CBRE Group, Inc. Class A(1)	9,549	456
Crown Castle International Corp.	712	77
Digital Realty Trust, Inc.	356	40
Duke Realty Corp.	3,546	103
Equinix, Inc.	137	59
Extra Space Storage, Inc.	219	22
Iron Mountain, Inc.	482	17
Prologis, Inc.	5,302	348
Public Storage	261	59
SBA Communications, Corp.(1)	202	33
Weyerhaeuser Co.	1,295	47

		1,370

Utilities—0.6%
AES Corp.	15,457	207
NRG Energy, Inc.	7,140	219

		426

TOTAL COMMON STOCKS (Identified Cost $20,332)		26,124

EXCHANGE-TRADED FUNDS(2)—40.5%
Invesco DB Commodity Index Tracking Fund(1)	138,349	2,446
Invesco DB Gold Fund(1)	60,691	2,398
iShares 1-3 Year Treasury Bond Index Fund	161,391	13,455
iShares Dow Jones U.S. Real Estate Index Fund	31,951	2,575
iShares iBoxx $ High Yield Corporate Bond Index Fund	52,559	4,472
iShares TIPS Bond Index Fund	39,879	4,501

TOTAL EXCHANGE- TRADED FUNDS (Identified Cost $29,759)		29,847

	SHARES	VALUE
TOTAL LONG-TERM INVESTMENTS—75.9% (Identified Cost $50,091)		$55,971

SHORT-TERM INVESTMENT—15.8%
Money Market Mutual Fund(2)—15.8%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)	11,634,643	11,635

TOTAL SHORT-TERM INVESTMENT (Identified Cost $11,635)		11,635

TOTAL INVESTMENTS— 91.7% (Identified Cost $61,726)		67,606
Other assets and liabilities, net—8.3%		6,140

NET ASSETS—100.0%		$73,746

Abbreviation:

TIPS	Treasury Inflation-Protected Securities

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered and the prospectus and annual reports of each are publicly available.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$26,124	$26,124
Exchange-Traded Funds	29,847	29,847
Short-Term Investment	11,635	11,635

Total Investments	$67,606	$67,606

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%
Consumer Discretionary—19.9%
Advance Auto Parts, Inc.	1,184	$161
Amazon.com, Inc.(1)	6,429	10,928
Aptiv plc	4,254	390
AutoZone, Inc.(1)	437	293
Best Buy Co., Inc.	4,068	303
Booking Holdings, Inc.(1)	780	1,581
BorgWarner, Inc.	3,167	137
CarMax, Inc.(1)	2,895	211
Carnival Corp.	6,496	372
CBS Corp. Class B	5,523	311
Charter Communications, Inc. Class A(1)	2,976	873
Chipotle Mexican Grill, Inc.(1)	394	170
Comcast Corp. Class A	74,159	2,433
Darden Restaurants, Inc.	1,976	212
Discovery, Inc. Class A(1)	2,489	68
Discovery, Inc. Class C(1)	5,441	139
DISH Network Corp. Class A(1)	3,647	123
Dollar General Corp.	4,127	407
Dollar Tree, Inc.(1)	3,793	322
Expedia Group, Inc.	1,958	235
Foot Locker, Inc.	1,940	102
Ford Motor Co.	62,436	691
Gap, Inc. (The)	3,484	113
Garmin Ltd.	1,771	108
General Motors Co.	20,203	796
Genuine Parts Co.	2,347	215
Goodyear Tire & Rubber Co. (The)	3,844	90
H&R Block, Inc.	3,343	76
Hanesbrands, Inc.	5,763	127
Harley-Davidson, Inc.	2,695	113
Hasbro, Inc.	1,808	167
Hilton Worldwide Holdings, Inc.	4,530	359
Home Depot, Inc. (The)	18,683	3,645
Horton (D.R.), Inc.	5,474	224
Interpublic Group of Cos., Inc. (The)	6,150	144
Kohl’s Corp.	2,689	196
L Brands, Inc.	3,928	145
Leggett & Platt, Inc.	2,116	94
Lennar Corp. Class A	4,369	229
LKQ Corp.(1)	4,952	158
Lowe’s Cos., Inc.	13,279	1,269

	SHARES	VALUE
Consumer Discretionary—(continued)
Macy’s, Inc.	4,875	$183
Marriott International, Inc. Class A	4,803	608
Mattel, Inc.	5,502	90
McDonald’s Corp.	12,755	1,999
MGM Resorts International	8,154	237
Michael Kors Holdings Ltd.(1)	2,434	162
Mohawk Industries, Inc.(1)	1,012	217
Netflix, Inc.(1)	6,943	2,718
Newell Brands, Inc.	7,762	200
News Corp. Class A	6,127	95
News Corp. Class B	1,948	31
NIKE, Inc. Class B	20,765	1,655
Nordstrom, Inc.	1,871	97
Norwegian Cruise Line Holdings Ltd.(1)	3,298	156
O’Reilly Automotive, Inc.(1)	1,339	366
Omnicom Group, Inc.	3,684	281
PulteGroup, Inc.	4,215	121
PVH Corp.	1,231	184
Ralph Lauren Corp.	887	112
Ross Stores, Inc.	6,113	518
Royal Caribbean Cruises Ltd.	2,736	283
Starbucks Corp.	22,484	1,098
Tapestry, Inc.	4,557	213
Target Corp.	8,697	662
Tiffany & Co.	1,631	215
TJX Cos., Inc. (The)	10,116	963
Tractor Supply Co.	2,002	153
TripAdvisor, Inc.(1)	1,736	97
Twenty-First Century Fox, Inc. Class A	16,864	838
Twenty-First Century Fox, Inc. Class B	7,027	346
Ulta Beauty, Inc.(1)	928	217
Under Armour, Inc. Class A(1)	2,964	67
Under Armour, Inc. Class C(1)	2,948	62
VF Corp.	5,268	429
Viacom, Inc. Class B	5,645	170
Walt Disney Co. (The)	24,059	2,522
Whirlpool Corp.	1,131	165
Wyndham Destinations, Inc.	1,595	71
Wyndham Hotels & Resorts, Inc.	1,595	94
Wynn Resorts Ltd.	1,353	226
Yum! Brands, Inc.	5,321	416

		48,067

See Notes to Schedules of Investments

1

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Consumer Staples—0.3%
CVS Health Corp.	11,703	$753

Energy—19.8%
Anadarko Petroleum Corp.	17,626	1,291
Andeavor	4,841	635
Apache Corp.	13,045	610
Baker Hughes a GE Co.	14,453	477
Cabot Oil & Gas Corp.	15,751	375
Chevron Corp.	64,252	8,123
Cimarex Energy Co.	3,264	332
Concho Resources, Inc.(1)	5,101	706
ConocoPhillips	35,162	2,448
Devon Energy Corp.	17,988	791
EOG Resources, Inc.	18,834	2,343
EQT Corp.	8,373	462
Exxon Mobil Corp.	132,709	10,979
Halliburton Co.	29,841	1,345
Helmerich & Payne, Inc.	3,720	237
Hess Corp.	9,159	613
Kinder Morgan, Inc.	64,875	1,146
Marathon Oil Corp.	29,052	606
Marathon Petroleum Corp.	16,226	1,138
National Oilwell Varco, Inc.	12,994	564
Newfield Exploration Co.(1)	6,828	207
Noble Energy, Inc.	16,832	594
Occidental Petroleum Corp.	26,168	2,190
ONEOK, Inc.	14,040	980
Phillips 66	14,358	1,613
Pioneer Natural Resources Co.	5,824	1,102
Range Resources Corp.	7,730	129
Schlumberger Ltd.	46,551	3,120
TechnipFMC plc	14,992	476
Valero Energy Corp.	14,814	1,642
Williams Cos., Inc. (The)	28,293	767

		48,041

Health Care—19.5%
Abbott Laboratories	12,594	768
AbbVie, Inc.	7,272	674
Aetna, Inc.	4,344	797
Agilent Technologies, Inc.	12,072	747
Alexion Pharmaceuticals, Inc.(1)	6,360	790
Align Technology, Inc.(1)	2,621	897
Allergan plc	4,854	809

	SHARES	VALUE
Health Care—(continued)
AmerisourceBergen Corp.	8,923	$761
Amgen, Inc.	4,373	807
Anthem, Inc.	3,316	789
Baxter International, Inc.	10,856	802
Becton, Dickinson & Co.	3,428	821
Biogen, Inc.(1)	2,737	794
Boston Scientific Corp.(1)	25,441	832
Bristol-Myers Squibb Co.	14,581	807
Cardinal Health, Inc.	14,212	694
Celgene Corp.(1)	9,600	762
Centene Corp.(1)	6,675	822
Cerner Corp.(1)	12,257	733
Cigna Corp.	4,286	728
Cooper Cos., Inc. (The)	3,338	786
Danaher Corp.	7,649	755
DaVita, Inc.(1)	11,403	792
DENTSPLY SIRONA, Inc.	16,069	703
Edwards Lifesciences Corp.(1)	5,683	827
Eli Lilly & Co.	9,419	804
Envision Healthcare Corp.(1)	18,136	798
Express Scripts Holding Co.(1)	10,038	775
Gilead Sciences, Inc.	11,363	805
HCA Healthcare, Inc.	7,439	763
Henry Schein, Inc.(1)	10,599	770
Hologic, Inc.(1)	19,826	788
Humana, Inc.	2,639	785
IDEXX Laboratories, Inc.(1)	3,931	857
Illumina, Inc.(1)	2,860	799
Incyte Corp.(1)	11,464	768
Intuitive Surgical, Inc.(1)	1,683	805
IQVIA Holdings, Inc.(1)	7,653	764
Johnson & Johnson	6,223	755
Laboratory Corp. of America Holdings(1)	4,358	782
McKesson Corp.	5,115	682
Medtronic plc	9,075	777
Merck & Co., Inc.	13,021	790
Mettler-Toledo International, Inc.(1)	1,365	790
Mylan NV(1)	19,421	702
Nektar Therapeutics(1)	9,361	457
PerkinElmer, Inc.	10,320	756
Perrigo Co., plc	10,089	736
Pfizer, Inc.	21,680	787
Quest Diagnostics, Inc.	7,566	832

See Notes to Schedules of Investments

2

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Regeneron Pharmaceuticals, Inc.(1)	2,505	$864
ResMed, Inc.	7,577	785
Stryker Corp.	4,485	757
Thermo Fisher Scientific, Inc.	3,634	753
UnitedHealth Group, Inc.	3,160	775
Universal Health Services, Inc. Class B	6,458	720
Varian Medical Systems, Inc.(1)	6,494	739
Vertex Pharmaceuticals, Inc.(1)	4,916	836
Waters Corp.(1)	4,011	777
Zimmer Biomet Holdings, Inc.	6,704	747
Zoetis, Inc.	9,267	789

		47,166

Information Technology—18.6%
Accenture plc Class A	4,648	760
Activision Blizzard, Inc.	5,717	436
Adobe Systems, Inc.(1)	3,705	903
Advanced Micro Devices, Inc.(1)	6,206	93
Akamai Technologies, Inc.(1)	1,281	94
Alliance Data Systems Corp.	364	85
Alphabet, Inc. Class A(1)	2,249	2,540
Alphabet, Inc. Class C(1)	2,294	2,559
Amphenol Corp. Class A	2,302	201
Analog Devices, Inc.	2,787	267
ANSYS, Inc.(1)	632	110
Apple, Inc.	38,240	7,079
Applied Materials, Inc.	7,919	366
Autodesk, Inc.(1)	1,659	218
Automatic Data Processing, Inc.	3,341	448
Broadcom, Inc.	3,093	751
CA, Inc.	2,357	84
Cadence Design Systems, Inc.(1)	2,132	92
Cisco Systems, Inc.	36,307	1,562
Citrix Systems, Inc.(1)	974	102
Cognizant Technology Solutions Corp. Class A	4,432	350
Corning, Inc.	6,549	180
DXC Technology Co.	2,150	173
eBay, Inc.(1)	7,093	257
Electronic Arts, Inc.(1)	2,312	326
F5 Networks, Inc.(1)	467	81
Facebook, Inc. Class A(1)	18,056	3,509
Fidelity National Information Services, Inc.	2,496	265
Fiserv, Inc.(1)	3,115	231

	SHARES	VALUE
Information Technology—(continued)
FLIR Systems, Inc.	1,047	$54
Gartner, Inc.(1)	684	91
Global Payments, Inc.	1,200	134
Hewlett Packard Enterprise Co.	11,809	173
HP, Inc.	12,340	280
Intel Corp.	35,271	1,753
International Business Machines Corp.	6,455	902
Intuit, Inc.	1,833	375
IPG Photonics Corp.(1)	286	63
Juniper Networks, Inc.	2,589	71
KLA-Tencor Corp.	1,180	121
Lam Research Corp.	1,227	212
Mastercard, Inc. Class A	6,957	1,367
Microchip Technology, Inc.	1,766	161
Micron Technology, Inc.(1)	8,715	457
Microsoft Corp.	58,029	5,722
Motorola Solutions, Inc.	1,221	142
NetApp, Inc.	2,020	159
NVIDIA Corp.	4,559	1,080
Oracle Corp.	22,775	1,004
Paychex, Inc.	2,409	165
PayPal Holdings, Inc.(1)	8,502	708
Perspecta, Inc.	1,076	22
Qorvo, Inc.(1)	953	76
QUALCOMM, Inc.	11,156	626
Red Hat, Inc.(1)	1,334	179
salesforce.com, Inc.(1)	5,171	705
Seagate Technology plc	2,146	121
Skyworks Solutions, Inc.	1,376	133
Symantec Corp.	4,671	96
Synopsys, Inc.(1)	1,121	96
Take-Two Interactive Software, Inc.(1)	863	102
TE Connectivity Ltd.	2,647	238
Texas Instruments, Inc.	7,414	817
Total System Services, Inc.	1,246	105
VeriSign, Inc.(1)	630	87
Visa, Inc. Class A	13,585	1,799
Western Digital Corp.	2,243	174
Western Union Co. (The)	3,460	70
Xerox Corp.	1,612	39
Xilinx, Inc.	1,921	125

		44,926

See Notes to Schedules of Investments

3

VIRTUS RAMPART SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Real Estate—20.0%
Alexandria Real Estate Equities, Inc.	11,311	$1,427
American Tower Corp.	10,338	1,490
Apartment Investment & Management Co. Class A	34,574	1,462
AvalonBay Communities, Inc.	8,532	1,467
Boston Properties, Inc.	11,651	1,461
CBRE Group, Inc. Class A(1)	30,098	1,437
Crown Castle International Corp.	13,930	1,502
Digital Realty Trust, Inc.	13,197	1,473
Duke Realty Corp.	49,881	1,448
Equinix, Inc.	3,620	1,556
Equity Residential	22,250	1,417
Essex Property Trust, Inc.	5,913	1,414
Extra Space Storage, Inc.	14,578	1,455
Federal Realty Investment Trust	11,932	1,510
GGP, Inc.	69,929	1,429
HCP, Inc.	59,046	1,525
Host Hotels & Resorts, Inc.	64,583	1,361
Iron Mountain, Inc.	41,613	1,457
Kimco Realty Corp.	89,288	1,517
Macerich Co. (The)	25,229	1,434
Mid-America Apartment Communities, Inc.	14,995	1,510
Prologis, Inc.	21,485	1,411
Public Storage	6,667	1,512
Realty Income Corp.	26,919	1,448
Regency Centers Corp.	24,276	1,507
SBA Communications, Corp.(1)	9,045	1,494
Simon Property Group, Inc.	8,705	1,481
SL Green Realty Corp.	14,486	1,456
UDR, Inc.	38,434	1,443
Ventas, Inc.	26,146	1,489
Vornado Realty Trust	19,980	1,477
Welltower, Inc.	24,792	1,554
Weyerhaeuser Co.	37,477	1,366

		48,390

Telecommunication Services—1.3%
AT&T, Inc.	52,779	1,695
CenturyLink, Inc.	5,974	111
Verizon Communications, Inc.	25,354	1,276

		3,082

TOTAL COMMON STOCKS (Identified Cost $211,207)		240,425

	SHARES	VALUE
TOTAL LONG-TERM INVESTMENTS—99.4% (Identified Cost $211,207)		$240,425

SHORT-TERM INVESTMENT—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	1,997,308	1,997

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,997)		1,997

TOTAL INVESTMENTS—100.2% (Identified Cost $213,204)		242,422
Other assets and liabilities, net—(0.2)%		(407)

NET ASSETS—100.0%		$242,015

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$240,425	$240,425
Short-Term Investment	1,997	1,997

Total Investments	$242,422	$242,422

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%
Consumer Discretionary—11.6%
JD.com, Inc. ADR (China)(1)	2,840,913	$110,653
Las Vegas Sands Corp. (China)	1,573,987	120,190
Lojas Renner S.A. (Brazil)	8,822,381	65,876
Naspers Ltd. Class N (South Africa)	634,910	160,089
Sands China Ltd. (China)	20,917,837	111,846
Techtronic Industries Co., Ltd. (Hong Kong)	19,243,273	107,308
Yum China Holdings, Inc. (China)	2,490,782	95,795
Zee Entertainment Enterprises Ltd. (India)	17,463,209	138,643

		910,400

Consumer Staples—27.4%
Ambev S.A. ADR (Brazil)	62,454,238	289,163
Amorepacific Corp. (South Korea)	595,390	172,286
Anheuser-Busch InBev NV (Belgium)	1,513,138	152,623
CP ALL PCL (Thailand)	54,817,649	120,374
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	3,006,028	263,899
Heineken NV (Netherlands)	2,363,111	236,757
ITC Ltd. (India)	41,785,381	162,348
LG Household & Health Care Ltd. (South Korea)	175,701	220,080
Thai Beverage PCL (Thailand)	135,534,764	71,622
Unilever NV CVA (Netherlands)	5,244,840	292,227
Wal-Mart de Mexico SAB de C.V. (Mexico)	63,616,932	167,913

		2,149,292

Energy—1.4%
Ultrapar Participacoes S.A. (Brazil)	9,506,366	112,583

Financials—25.8%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander ADR (Mexico)	11,443,313	76,556
Bancolombia SA Sponsored ADR (Colombia)	1,744,381	83,347
Bank Central Asia Tbk PT (Indonesia)	53,290,946	79,862
Bank Polska Kasa Opieki SA (Poland)	2,808,180	84,525
Bank Rakyat Persero Tbk PT (Indonesia)	408,702,204	80,999
BB Seguridade Participacoes S.A. (Brazil)	15,796,108	100,261
Credicorp Ltd. (Peru)	453,181	102,020
HDFC Bank Ltd. (India)	13,565,316	417,453
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	3,780,194	113,710
Housing Development Finance Corp., Ltd. (India)	9,144,741	254,675

	SHARES	VALUE
Financials—(continued)
Itau Unibanco Holding SA Sponsored ADR (Brazil)	2,010,972	$20,874
Kasikornbank PCL (Thailand)	10,776,075	65,053
Malayan Banking Bhd (Malaysia)	31,466,900	70,108
Public Bank Bhd (Malaysia)	20,502,400	118,563
Remgro Ltd. (South Africa)	5,454,015	81,039
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	512,384	121,372
United Overseas Bank Ltd. (Singapore)	7,797,507	153,146

		2,023,563

Industrials—1.8%
Airports of Thailand PCL (Thailand)	18,958,900	36,052
CCR S.A. (Brazil)	12,969,580	33,631
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	8,008,734	74,320

		144,003

Information Technology—21.6%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	2,059,325	382,066
Autohome, Inc. ADR (China)	1,324,057	133,730
Cielo S.A. (Brazil)	28,073,294	119,877
HCL Technologies Ltd. (India)	7,358,333	99,477
NetEase, Inc. ADR (China)	404,162	102,120
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	32,770,290	232,703
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	4,122,182	150,707
Tata Consultancy Services Ltd. (India)	10,527,300	283,906
Tencent Holdings Ltd. (China)	3,830,717	192,278

		1,696,864

Real Estate—1.1%
Link REIT (Hong Kong)	9,133,486	83,411

Telecommunication Services—4.5%
Bharti Infratel Ltd. (India)	22,266,513	97,675
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	985,280,134	257,837

		355,512

Utilities—3.6%
Equatorial Energia S.A. (Brazil)	2,979,796	43,731

See Notes to Schedules of Investment

1

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Infraestructura Energetica Nova SAB de C.V. (Mexico)	20,842,022	$93,410
Power Grid Corp. of India Ltd. (India)	52,187,200	142,322

		279,463

TOTAL COMMON STOCKS (Identified Cost $7,091,406)		7,755,091

WARRANTS—0.9%
Wuliangye Yibin Co., Ltd. (China)	6,398,865	73,403

TOTAL WARRANTS (Identified Cost $80,463)		73,403

TOTAL LONG-TERM INVESTMENTS—99.7% (Identified Cost $7,171,869)		7,828,494

SHORT-TERM INVESTMENT—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	16,967,072	16,967

TOTAL SHORT-TERM INVESTMENT (Identified Cost $16,967)		16,967

TOTAL INVESTMENTS—99.9% (Identified Cost $7,188,836)		7,845,461
Other assets and liabilities, net—0.1%		5,891

NET ASSETS—100.0%		$7,851,352

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
India	20%
China	17
Brazil	10
Mexico	9
Netherlands	7
South Korea	7
Indonesia	5
Other	25

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$7,755,091	$6,747,832	$1,007,259
Warrants	73,403	73,403	—
Short-Term Investment	16,967	16,967	—

Total Investments	$7,845,461	$6,838,202	$1,007,259

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Fund with an end of period value of $1,007,259 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.4%
Consumer Discretionary—16.5%
Aptiv plc (United Kingdom)	188,439	$17,267
Booking Holdings, Inc. (Netherlands)(1)	22,184	44,969
Domino’s Pizza Group plc (United Kingdom)	3,939,481	17,979
Industria de Diseno Textil SA (Spain)	790,438	26,918
LVMH Moet Hennessy Louis Vuitton SE (France)	84,639	28,102
Naspers Ltd. Class N (South Africa)	53,277	13,433
Paddy Power Betfair plc (Ireland)	333,384	36,986
Shimano, Inc. (Japan)	148,400	21,795
Techtronic Industries Co., Ltd. (Hong Kong)	2,544,875	14,191

		221,640

Consumer Staples—23.5%
Alimentation Couche-Tard, Inc. Class B (Canada)	915,397	39,766
Ambev S.A. ADR (Brazil)	2,956,249	13,687
Anheuser-Busch InBev NV (Belgium)	309,627	31,230
British American Tobacco plc (United Kingdom)(3)	598,706	30,159
Diageo plc (United Kingdom)	402,052	14,444
Heineken NV (Netherlands)	202,097	20,248
L’Oreal SA (France)	62,756	15,471
Nestle S.A. Registered Shares (Switzerland)	448,734	34,777
Philip Morris International, Inc. (Switzerland)	393,273	31,753
Reckitt Benckiser Group plc (United Kingdom)	458,576	37,679
Unilever NV CVA (Netherlands)	827,066	46,082

		315,296

Financials—12.2%
AIB Group plc (Ireland)	4,632,995	25,090
HDFC Bank Ltd. (India)	1,837,836	56,557
Housing Development Finance Corp., Ltd. (India)	1,739,580	48,446
London Stock Exchange Group plc (United Kingdom)	347,438	20,453
UBS Group AG Registered Shares (Switzerland)	834,309	12,790

		163,336

Health Care—5.2%
CSL Ltd. (Australia)	103,018	14,685
Grifols SA (Spain)	1,157,181	34,684
Medtronic plc (United States)	241,159	20,646

		70,015

Industrials—17.5%
Aena SME SA (Spain)	167,049	30,244

	SHARES	VALUE
Industrials—(continued)
Bunzl plc (United Kingdom)	659,702	$19,924
Canadian National Railway Co. (Canada)	398,364	32,583
DCC plc (Ireland)	294,036	26,663
Kingspan Group plc (Ireland)	293,030	14,673
RELX NV (Netherlands)	1,584,849	33,692
Rentokil Initial plc (United Kingdom)	3,213,488	14,816
Safran SA (France)	257,271	31,157
Teleperformance (France)	180,371	31,835

		235,587

Information Technology—19.6%
Accenture plc Class A (United States)	90,481	14,802
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	153,087	28,402
Constellation Software, Inc. (Canada)	48,507	37,619
Keyence Corp. (Japan)	34,800	19,664
Mastercard, Inc. Class A (United States)	218,347	42,909
SAP SE (Germany)	295,265	34,079
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	874,234	31,962
Tencent Holdings Ltd. (China)	390,090	19,580
Visa, Inc. Class A (United States)	260,168	34,459

		263,476

Materials—1.6%
HeidelbergCement AG (Germany)	258,968	21,745

Utilities—1.3%
Power Grid Corp. of India Ltd. (India)	6,480,233	17,673

TOTAL COMMON STOCKS (Identified Cost $945,944)		1,308,768

TOTAL LONG-TERM INVESTMENTS—97.4% (Identified Cost $945,944)		1,308,768

SHORT-TERM INVESTMENT—2.1%
Money Market Mutual Fund—2.1%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	28,616,656	28,617

TOTAL SHORT-TERM INVESTMENT (Identified Cost $28,617)		28,617

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

VALUE
TOTAL INVESTMENTS—99.5% (Identified Cost $974,561)	$1,337,385
Other assets and liabilities, net—0.5%	6,514

NET ASSETS—100.0%	$1,343,899

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Shares traded on Johannesburg Exchange.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United Kingdom	13%
Netherlands	11
United States	11
India	9
Canada	8
France	8
Ireland	8
Other	32

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$1,308,768	$655,074	$653,694
Short-Term Investment	28,617	28,617	—

Total Investments	$1,337,385	$683,691	$653,694

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Fund with an end of period value of $500,261 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.6%
Consumer Discretionary—20.8%
Amazon.com, Inc. (United States)(1)	4,923	$8,368
Booking Holdings, Inc. (Netherlands)(1)	2,121	4,299
Industria de Diseno Textil SA (Spain)	136,153	4,637
NIKE, Inc. Class B (United States)	64,358	5,128
O’Reilly Automotive, Inc. (United States)(1)	9,852	2,695
Paddy Power Betfair plc (Ireland)	58,334	6,472
Royal Caribbean Cruises Ltd. (United States)	26,066	2,700
Starbucks Corp. (United States)	93,819	4,583
TJX Cos., Inc. (The) (United States)	57,346	5,458
Walt Disney Co. (The) (United States)	45,662	4,786

		49,126

Consumer Staples—20.0%
Alimentation Couche-Tard, Inc. Class B (Canada)	167,196	7,263
Ambev S.A. ADR (Brazil)	496,509	2,299
Amorepacific Corp. (South Korea)	6,111	1,768
Anheuser-Busch InBev NV (Belgium)	49,309	4,974
British American Tobacco plc (United Kingdom)(3)	49,016	2,469
LG Household & Health Care Ltd. (South Korea)	429	537
Nestle S.A. Registered Shares (Switzerland)	53,544	4,150
PepsiCo, Inc. (United States)	48,444	5,274
Philip Morris International, Inc. (Switzerland)	54,764	4,422
Reckitt Benckiser Group plc (United Kingdom)	70,054	5,756
Unilever N.V. CVA (Netherlands)	151,356	8,433

		47,345

Financials—17.1%
AIB Group plc (Ireland)	480,462	2,602
Berkshire Hathaway, Inc. Class B (United States)(1)	34,253	6,393
CME Group, Inc. (United States)	31,423	5,151
HDFC Bank Ltd. (India)	329,057	10,126
Housing Development Finance Corp., Ltd. (India)	260,102	7,244
M&T Bank Corp. (United States)	13,723	2,335
PNC Financial Services Group, Inc. (The) (United States)	15,978	2,159
Wells Fargo & Co. (United States)	80,096	4,440

		40,450

Health Care—10.2%
Abbott Laboratories (United States)	39,756	2,425

	SHARES	VALUE
Health Care—(continued)
Becton, Dickinson & Co. (United States)	20,705	$4,960
Johnson & Johnson (United States)	19,192	2,329
Medtronic plc (United States)	70,757	6,057
UnitedHealth Group, Inc. (United States)	33,952	8,330

		24,101

Industrials—7.1%
Canadian National Railway Co. (Canada)	38,228	3,127
Nielsen Holdings plc (United States)	144,336	4,464
RELX NV (Netherlands)	209,231	4,448
Safran SA (France)	39,793	4,819

		16,858

Information Technology—20.5%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	31,983	5,934
Alphabet, Inc. Class C (United States)(1)	6,641	7,409
Facebook, Inc. Class A (United States)(1)	19,264	3,743
Mastercard, Inc. Class A (United States)	41,414	8,139
SAP SE (Germany)	57,264	6,609
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	164,920	6,030
Tencent Holdings Ltd. (China)	45,310	2,274
Visa, Inc. Class A (United States)	61,848	8,192

		48,330

Materials—1.3%
Martin Marietta Materials, Inc. (United States)	13,284	2,967

Real Estate—1.6%
American Tower Corp. (United States)	25,479	3,673

TOTAL COMMON STOCKS (Identified Cost $167,794)		232,850

TOTAL LONG-TERM INVESTMENTS—98.6% (Identified Cost $167,794)		232,850

SHORT-TERM INVESTMENT—2.2%
Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(2)	5,252,572	5,253

TOTAL SHORT-TERM INVESTMENT (Identified Cost $5,253)		5,253

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

VALUE
TOTAL INVESTMENTS—100.8% (Identified Cost $173,047)	$238,103
Other assets and liabilities, net—(0.8)%	(1,924)

NET ASSETS—100.0%	$236,179

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Shares traded on Johannesburg Exchange.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
United States	53%
India	7
Netherlands	7
Canada	4
Ireland	4
Switzerland	4
United Kingdom	3
Other	18

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$232,850	$183,954	$48,896
Short-Term Investment	5,253	5,253	—

Total Investments	$238,103	$189,207	$48,896

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Fund with an end of period value of $41,475 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—2.9%
Health Care—2.9%
Grifols SA Class B, 1.780% (Spain)	11,653	$251

TOTAL PREFERRED STOCK (Identified Cost $193)		251

COMMON STOCKS—93.9%
Consumer Discretionary—11.8%
adidas AG (Germany)	388	84
Booking Holdings, Inc. (Netherlands)(1)	141	286
Brunello Cucinelli S.p.A (Italy)	422	19
Domino’s Pizza Group plc (United Kingdom)	38,903	177
Hermes International (France)	34	21
Industria de Diseno Textil SA (Spain)	3,142	107
LVMH Moet Hennessy Louis Vuitton SE (France)	309	103
Paddy Power Betfair plc (Ireland)	1,978	219

		1,016

Consumer Staples—27.3%
Anheuser-Busch InBev NV (Belgium)	2,254	227
British American Tobacco plc (United Kingdom)(4)	6,153	310
Diageo plc (United Kingdom)	2,589	93
Heineken NV (Netherlands)	1,606	161
L’Oreal SA (France)	436	107
Nestle S.A. Registered Shares (Switzerland)	4,616	358
Pernod Ricard SA (France)	526	86
Philip Morris International, Inc. (Switzerland)	2,709	219
Reckitt Benckiser Group plc (United Kingdom)	3,951	325
Unilever N.V. CVA (Netherlands)	8,245	459

		2,345

Financials—9.0%
ABN AMRO Group N.V. CVA (Netherlands)(2)	3,383	88
AIB Group plc (Ireland)	26,109	141
Bankinter SA (Spain)	8,171	79
Groupe Bruxelles Lambert SA (Belgium)	853	90
London Stock Exchange Group plc (United Kingdom)	2,199	129
Pargesa Holding SA (Switzerland)	612	52
Svenska Handelsbanken AB Class A (Sweden)	4,825	53
Swedbank AB Class A (Sweden)	1,902	41
UBS Group AG Registered Shares (Switzerland)	6,736	103

		776

	SHARES	VALUE
Health Care—10.1%
Coloplast A/S Class B (Denmark)	1,712	$171
Essilor International Cie Generale d’Optique SA (France)	1,260	178
Eurofins Scientific SE (France)	217	120
Fresenius Medical Care AG & Co. KGaA (Germany)	2,126	214
Medtronic plc (United States)	2,130	182

		865

Industrials—19.8%
Aena SME SA (Spain)(2)	1,244	225
Bunzl plc (United Kingdom)	4,207	127
DCC plc (Ireland)	1,414	128
DKSH Holding AG (Switzerland)	1,220	86
Kingspan Group plc (Ireland)	1,919	96
RELX NV (Netherlands)	12,949	275
Rentokil Initial plc (United Kingdom)	33,456	154
Safran SA (France)	1,646	199
Teleperformance (France)	1,124	199
Vinci SA (France)	2,237	215

		1,704

Information Technology—9.9%
Accenture plc Class A (United States)	1,862	305
Amadeus IT Group SA (Spain)	2,372	187
SAP SE (Germany)	3,071	354

		846

Materials—5.1%
Air Liquide SA (France)	1,433	180
HeidelbergCement AG (Germany)	1,744	147
Sika AG (Switzerland)	792	109

		436

Real Estate—0.9%
Unibail-Rodamco-Westfield (Netherlands)(1)	358	79

TOTAL COMMON STOCKS (Identified Cost $5,663)		8,067

TOTAL LONG-TERM INVESTMENTS—96.8% (Identified Cost $5,856)		8,318

See Notes to Schedules of Investments

1

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2018

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENT—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 1.810%)(3)	134,597	$135

TOTAL SHORT-TERM INVESTMENT (Identified Cost $135)		135

TOTAL INVESTMENTS—98.4% (Identified Cost $5,991)		8,453
Other assets and liabilities, net—1.6%		135

NET ASSETS—100.0%		$8,588

Footnote Legend:

(1)	Non-income producing.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, these securities amounted to a value of $313 or 3.6% of net assets.

(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Shares traded on Johannesburg Exchange.

See Notes to Schedules of Investments

2

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2018

Country Weightings †
France	17%
Netherlands	16
United Kingdom	16
Switzerland	11
Spain	10
Germany	9
United States	7
Other	14

Total	100%

†	% of total investments as of June 30, 2018.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2018 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$8,067	$1,385	$6,682
Preferred Stock	251	—	251
Short-Term Investment	135	135	—

Total Investments	$8,453	$1,520	$6,933

There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2018.

Securities held by the Fund with an end of period value of $5,769 were transferred from Level 1 to Level 2 based on the valuation procedures for non-U.S. securities.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at June 30, 2018.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The Virtus Opportunities Trust (the “Trust”) is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The significant accounting policies consistently followed by the Trust, a trust consisting of 24 Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below, and for derivatives, included in Note 1D below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board at least quarterly.

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

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JUNE 30, 2018 (UNAUDITED) (CONTINUED)

independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADRs”), financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS (DELAYED DELIVERY)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). Delayed delivery enables a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

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JUNE 30, 2018 (UNAUDITED) (CONTINUED)

C. LEVERAGED LOANS

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of June 30, 2018, the Funds had unfunded loan commitments as follows:

Fund	Borrower	Unfunded Loan Commitment
Newfleet Multi-Sector Intermediate Bond Fund	Carlisle Food Service Products, Inc.	$14
	Pearl Intermediate Parent LLC	99
	Spectrum Holdings III Corp.	28
Newfleet Multi-Sector Short-Term Bond Fund	Spectrum Holdings III Corp.	266
Newfleet Senior Floating Rate Fund	Carlisle Food Service Products, Inc.	61
	Heartland Dental LLC	224
	Pearl Intermediate Parent LLC	299
	Spectrum Holdings III Corp.	116

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

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JUNE 30, 2018 (UNAUDITED) (CONTINUED)

D. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Forward Currency Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

E. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

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JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Funds held securities considered to be illiquid at June 30, 2018:

	Fund Aggregate Value ($ reported in 000’s)	% of Fund’s net assets
Duff & Phelps Global Real Estate Securities Fund	$0	0.0%
Duff & Phelps International Real Estate Fund	0	0.0
Newfleet High Yield Fund	29	0.0
Newfleet Low Duration Income Fund	0	0.0
Newfleet Multi-Sector Intermediate Bond Fund	4	0.0
Newfleet Multi-Sector Short Term Bond Fund	60	0.0
Newfleet Senior Floating Rate Fund	1,190	0.2

At June 30, 2018, the Funds did not hold any securities that were restricted.

NOTE 3—INVESTMENTS IN AFFILIATES

A summary of the total long-term and short-term purchases and sales of an underlying affiliated fund, Virtus Newfleet Credit Opportunities Fund Class R6, during the period ended June 30, 2018, is as follows:

	Value, beginning of period	Purchases(2)	Sales Proceeds	Net Realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value, end of period	Dividend Income	Distribution of Realized Gains
Newfleet Bond Fund:	$1,154	$—	$—	$—	$(21)	117,904	$1,133	$52	$—
Virtus Newfleet Credit Opportunities Fund Class R6(1)
Newfleet Multi-Sector Intermediate Bond Fund:
Virtus Newfleet Credit Opportunities Fund Class R6(1)(4)	9,148	—	—	—	(168)	934,418	8,980	412	—
Newfleet Multi-Sector Short-Term Bond Fund:
Virtus Newfleet Credit Opportunities Fund Class R6(1)(4)	68,424	—	—	—	(1,259)	6,989,143	67,165	3,085	—

	$78,726	$—	$—	$—	$(1,448)		$77,278	$3,549	$—

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

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NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED) (CONTINUED)

A summary of the Rampart Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(3) during the period ended June 30, 2018, is as follows:

	Value, beginning of period	Purchases(2)	Sales Proceeds	Net Realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Shares	Value, end of period	Dividend Income	Distribution of Realized Gains
Equity Funds—40.9%
Duff & Phelps Global Infrastructure Fund Class I(1)	$7,267	$112	$5,124	$125	$(2,380)	—	$—	$45	$67
Duff & Phelps Global Infrastructure Fund Class R6(1)	—	4,593	690	203	1,868	409,775	5,974	74	—
Duff & Phelps Global Real Estate Securities Fund Class I(1)	4,029	84	640	160	14	120,910	3,647	76	7
Duff & Phelps International Real Estate Securities Fund Class I(1)	4,466	100	925	191	116	531,334	3,948	100	—
Duff & Phelps Real Estate Securities Fund Class I(1)	2,922	441	600	55	(424)	89,925	2,394	30	410
Fixed Income Fund—9.2%
Newfleet Senior Floating Rate Fund Class I(1)	4,111	134	645	2	(33)	382,182	3,569	134	—

	$22,795	$5,464	$8,624	$736	$(839)		$19,532	$459	$484

(1)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)

The Rampart Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At June 30, 2018, the Fund was the owner of less than 10% of each of the affiliated underlying Funds.

(4)

The Newfleet Multi-Sector Intermediate Bond and Newfleet Multi-Sector Short-Term Bond Funds do not invest in the underlying fund for the purpose of exercising management or control; however, the investments made by the Funds within each of its principal investment strategies may represent a significant portion of the underlying fund’s net assets. At June 30, 2018, the Funds were the owner of record of approximately 10% and 78%, respectively, of the Virtus Newfleet Credit Opportunities Fund.

NOTE 4—REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ Adviser and/or Subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED) (CONTINUED)

common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. Pursuant to an Opinion & Order (“Order”) filed on July 1, 2016, the court granted in part and denied in part the defendants’ motion to dismiss. Although the Order narrows the scope of the claims asserted and dismisses one of the defendants from the suit, claims under Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 thereunder survive the motion. The remaining defendants filed an Answer to the Consolidated Complaint on August 5, 2016. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiff’s motion for class certification, was granted by the court. Discovery has since been completed. On October 6, 2017, defendants moved for summary judgment. Briefing on the motion for summary judgment was completed on December 22, 2017, and oral argument was held on January 18, 2018, where the Court reserved decision. Virtus and its affiliates, including the Adviser, believe that the suit is without merit. Nevertheless, on February 6, 2018, Virtus reached an agreement in principle with the plaintiffs, subject to Court approval, settling all claims in the litigation, in order to avoid the cost, distractions, disruption, and inherent litigation uncertainty. The court gave its preliminary approval by order dated June 28th and set October 24th for the settlement hearing. Upon approval by the Court, which Virtus believes is likely, the resolution of this matter will not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus. Whether or not the settlement is approved by the Court, the Trust believes that the risk of loss to the Funds as a result of this suit is remote. Whether or not the settlement is approved by the Court, the Adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously sub-advised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleged claims against Virtus, certain Virtus officers and affiliates (including the Adviser, Euclid Advisors LLC (“Euclid”) and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiffs filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the United States District Court for the Central District of California entered an order transferring the action to the Southern District of New York. On January 4, 2016, the plaintiffs filed a Second Amended Complaint. Motions to dismiss were filed on behalf of Virtus, its officers and affiliates and the independent trustees on February 1, 2016. An Opinion & Order (“Order”) granting in part and denying in part the defendants’ motions to dismiss was issued on July 1, 2016. The Order dismissed all claims against the Adviser, Euclid, the independent trustees and certain of the other individual defendants, and narrowed the claims asserted against the remaining defendants. The remaining defendants filed an Answer to the Second Amended Complaint on August 5, 2016. A Stipulation of Voluntary Dismissal of the claim under Section 12 of the Securities Act of 1933, as amended, was filed on September 15, 2016.

The remaining defendants filed a motion to certify an interlocutory appeal of the July 1, 2016 order to the Court of Appeals for the Second Circuit on August 26, 2016. The motion was denied on January 6, 2017. Pursuant to an Opinion & Order filed on May 15, 2017, the plaintiffs’ motion for class certification, was denied by the court. On December 4, 2017, the Court denied the plaintiffs’ motion seeking leave to amend their complaint to address deficiencies identified by the Court in its orders dismissing, in part, plaintiffs’ Second Amended Complaint and denying class certification. On December 22, 2017, the plaintiffs voluntarily dismissed all remaining claims against the remaining defendants with prejudice and waived all rights to appeal.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 5—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there were no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	8/29/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	8/29/2018

* Print the name and title of each signing officer under his or her signature.